[Background graphic omitted]

SEI INVESTMENTS



                                                Annual Report as of May 31, 2002



                                             SEI Institutional Investments Trust



                                                                  Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                            Large Cap Index Fund

                                                                  Small Cap Fund

                                                          Core Fixed Income Fund

                                                       International Equity Fund

TABLE OF CONTENTS



---------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance      1
---------------------------------------------------------------
Report of Independent Accountants                             9
---------------------------------------------------------------
Statements of Net Assets/Schedule of Investments             10
---------------------------------------------------------------
Statement of Assets and Liabilities                          70
---------------------------------------------------------------
Statements of Operations                                     71
---------------------------------------------------------------
Statements of Changes in Net Assets                          72
---------------------------------------------------------------
Financial Highlights                                         74
---------------------------------------------------------------
Notes to Financial Statements                                75
---------------------------------------------------------------
Trustees and Officers of the Trust                           83
---------------------------------------------------------------
Notice to Shareholders                                       86
---------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2002



Large Cap Fund



Objective
The Large Cap Fund seeks to provide long-term growth of capital and income.


Strategy
The Large Cap Fund employs a multi-manager structure to gain exposure to the entire large cap sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by nine investment managers. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.


Analysis
The Large Cap Fund returned (14.36)% for the fiscal period ended May 31, 2002. Since the inception of the Fund on June 14, 1996 through May 31, 2002 the Large Cap Fund returned 9.17% on an annualized basis, closely tracking the Russell 1000 Index return of 9.57% over the same time period.

The broader U.S. equity market posted negative absolute returns in the trailing twelve months. Specifically in large cap, value stocks outperformed growth stocks by more than fifteen percent. Stock valuations continued to correct relative to levels achieved during the technology bubble. The market has recently embraced home builders, home-furnishing, auto-parts makers, health care providers, and defense concerns.

Investors will remember many things about the trailing twelve month period while all Americans will not forget the events of September 11th. Economic weakness was the dominant theme even before the terrorist attacks. The Federal Reserve acted aggressively, cutting interest rates several times during the year in an effort to revive the economy. The markets anticipated recovery several times prior to September 11th but continued to deteriorate as corporate earnings provided little support. Markets witnessed a strong rally from the September 21st lows as investors became more optimistic that the combination of accommodative monetary and fiscal policy, low inventories, and early signs of success in the war on terrorism would pull the US economy out of recession by mid-2002. However, investor confidence has been shaken throughout 2002 due to the perceived lack of corporate governance associated with the Enron's collapse, alleged accounting improprieties throughout the economy, and concerns over levels of corporate profitability.

Provident Investment Counsel was terminated as a sub-adviser to the Large Cap Fund in August of 2001 due to substantial changes to the investment team.

Transamerica Investment Management was added as a sub-adviser to the Large Cap Fund in August of 2001 as a replacement for Provident Investment Counsel. Transamerica has demonstrated the ability to consistently execute their investment process and philosophy over the organization's history.

Montag & Caldwell was added as a sub-adviser to the Large Cap Fund in March of 2002. The firm's unique investment process relative to the other Large Cap managers enhances the overall structure of the strategy.

Overall the Fund continues to target a style neutral position to the Russell 1000 Index, which controls unnecessary risk and puts the focus on stock selection from the eight specialist sub-advisers.


Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN(1)
----------------------------------------------------------------
                             Annualized  Annualized   Annualized
                  One Year       3 Year      5 Year    Inception
                    Return       Return      Return      to Date
----------------------------------------------------------------
Large Cap Fund    (14.36)%      (6.16)%       5.64%        9.17%
----------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Large Cap Fund, versus the Russell 1000 Index

[LINE GRAPH OMITTED]

               Large Cap Fund    Russell 1000 Index
6/30/96        $10,000            $10,000
5/31/97         12,812             12,697
5/31/98         17,086             16,597
5/31/99         20,400             19,968
5/31/00         22,257             22,356
5/31/01         19,688             19,948
5/31/02         16,861             17,289

1 For the period ended May 31, 2002. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002             1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2002



Large Cap Value Fund


Objective
The Large Cap Value Fund seeks to provide long-term growth of capital and income.


Strategy
The Fund employs a multi-manager structure to gain exposure to the large cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by four investment managers. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

Analysis
The Large Cap Value Fund returned (4.58)% for the fiscal period ended May 31, 2002. Since the inception of the Fund on January 31, 2000 through May 31, 2002 the Large Cap Value Fund returned 3.84% on an annualized basis, leading the Russell 1000 Value Index return of 2.33% over the same time period.

Large cap value stocks finished the year with negative returns as corporate earnings continued to deteriorate, especially in stocks affected by the level of capital spending. There was significant dispersion in returns between sectors related to the consumer and sectors related to capital spending. Sectors such as consumer durables & apparel, food & beverages, household products, real estate, and retailing all showed double digit gains in the past year. However, the technology hardware & software and telecommunications sectors saw their shares drop by more than a quarter as capital spending remained at depressed levels. Media stocks and financial stocks also saw there shares fall as advertising and capital market activity remained stagnant.

SEI's Large Cap Value sub-advisers avoided the technology hardware, media and telecommunication sectors which positively enhanced results. The sub-advisers instead over weighted healthcare services which benefited returns. These companies showed much improved results as their business models have begun to adapt to the change in pricing structure that has occurred over the past ten years within the healthcare sector.

Stock selection also benefited returns specifically within the diversified financials, materials and software sectors. Over weights to Sallie Mae, Heller Financial, Ambac Financial Group and Bear Stearns positively contributed to returns as those names performed much better than stocks such as Citigroup, Morgan Stanley Dean Witter, JP Morgan Chase and Merrill Lynch which were negatively affected by a lack of investment banking activity. The Fund's over weights to stocks in the material sector which enhanced results are Weyerhaeuser, Ball Corp and Owens Illinois.

Overall the Fund continues to target a style neutral position to the Russell 1000 Value Index, which controls unnecessary risk and puts the focus on stock selection from the four specialist sub-advisers.


Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------
                                    Annualized
                      One Year       Inception
                        Return         to Date
-----------------------------------------------
Large Cap Value Fund   (4.58)%           3.84%
-----------------------------------------------


Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Large Cap Value Fund, versus the Russell 1000 Value Index, the S&P 500/BARRA Value Index, and the S&P 500 Composite Index

[LINE GRAPH OMITTED]

         Large Cap Value Fund       Russell 1000 Value Index  S&P 500 Composite Index   S&P 500/BARRAValue Index
1/31/00  $10,000                     $10,000                    $10,000                    $10,000
5/31/00   10,400                      10,374                     10,232                     10,315
5/31/01   11,444                      11,169                      9,150                     11,051
5/31/02   10,920                      10,550                      7,885                      9,348

1 For the period ended May 31, 2002. Past performance is no indication of future performance. Fund shares were offered beginning 1/31/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
2             SEI Institutional Investments Trust / Annual Report / May 31, 2002

Large Cap Growth Fund



Objective
The Large Cap Growth Fund seeks to provide capital appreciation.


Strategy
The Large Cap Growth Fund employs a multi-manager structure to gain exposure to the large cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by five investment managers. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.


Analysis
The Large Cap Growth Fund returned (24.23)% for the fiscal period ended May 31, 2002. Since the inception of the Fund on February 28, 2000 through May 31, 2002 the Large Cap Growth Fund returned (24.65)% on an annualized basis, trailing the Russell 1000 Growth Index return of (24.00)% over the same time period.

Concern over accounting fraud and continued deterioration of earnings for technology companies marred large cap growth stocks for the past twelve months. Investors clamored after stocks with strong near term earnings visibility and shunned stocks with longer term growth expectations. Technology, financial, and media stocks were the hardest hit, while stocks related to the resilient consumer performed the strongest.

SEI's Large Cap Growth Fund remained broadly underweight technology companies for the past year which benefited returns. An overweight to data processors also enhanced results as those companies with large recurring revenue streams performed well despite a recession in the economy. Advertising budgets were slashed in the past year as companies sought to cut expenses. This hurt the results of media companies which the Fund is overweight. Also hurting returns was an underweight to food & beverage stocks which performed remarkably well due to their position as a defensive industry during a recession and their clear and visible earnings streams.

The Fund was significantly hurt due to stock selection within the technology sector. Mega cap stocks such as IBM and Microsoft performed well relative to other technology companies due to their more stable earnings streams. As the economy fell into recession and capital spending fell precipitously investors favored these companies over companies with stronger but less visible growth prospects. The Fund's underweight to these stocks and an overweight to Veritas Software, Nokia, Solectron, EMC, Qualcomm and Flextronics detracted from returns. The Fund's underweight to semiconductors also hurt returns. A position in Tyco detracted as shares of that company plummeted in early 2002 on speculation of accounting fraud. Despite, the recent underperformance, the sub-advisors have remained largely committed to the names which they believe have the strongest prospects for long term earnings growth and have ignored short term market anomalies which have resulted due to unsustainable market anxiety.


Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------
                                   Annualized
                       One Year     Inception
                         Return       to Date
------------------------------------------------
Large Cap Growth Fund   (24.23)%      (24.65)%
------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Large Cap Growth Fund, versus the Russell 1000 Growth Index and the S&P 500/BARRA Growth Index

[LINE GRAPH OMITTED]

         Large Cap Growth Fund    Russell 1000 Growth Index   S&P 500/BARRA Growth Index
2/29/00  $10,000                   $10,000                      $10,000
5/31/00    9,781                     9,692                        9,961
5/31/01    6,839                     6,812                        7,374
5/31/02    5,182                     5,391                        6,445

1 For the period ended May 31, 2002. Past performance is no indication of future performance. Fund shares were offered beginning 2/28/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions o the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002             3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2002



Small Cap Fund



Objective
The Small Cap Fund seeks to provide capital appreciation.

Strategy
The Small Cap Fund's investment philosophy is to add value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Fund is sub-advised by eleven investment managers, who are responsible for the stock selection of the investment portfolio.

Each sub-adviser employs a unique investment process that allows the Fund to benefit from a variety of sub-styles in the small cap area of the market. The various sub-styles are: real estate specialty, deep-value, contrarian value, core value, intrinsic value, relative value, GARP, conservative growth, disciplined growth, earnings momentum, and aggressive growth.

Analysis

The period from May 31, 2001 to May 31, 2002 was highly volatile with small value outperforming small growth by approximately 32%. The dispersion between the small growth and small value indices has sustained for over two years with small cap value outperforming small cap growth by 38%, annualized. The excess inventory buildup, high valuations and unsustainable growth rates led to a correction in small cap growth. The 3 areas loosing significant value over the past year includes technology, telecommunication and biotechnology, down (27)%,
(44)% and (51)%, respectively. Although the economy has shown signs of recovery, investors continue to be skeptical about the equity markets, specifically areas historically driven by long-term expected growth, particularly technology and telecom. Investors remain skeptical driven by a number of factors, such as, the fear of continued terrorist attacks, shoddy corporate governance, and mistrust in the sell-side. Also contributing to under performance is the lack of corporate confidence. The areas of the market that have held up are driven by the consumer, such as retailers, restaurants, homebuilding, and household products. Consumers have remained resilient, as they continued to spend through the recession. Investors have favored these areas as earnings and performance in general has been more predictable in the short-term and less dependent on longer-term expectations. Utilities and REIT's have also done well over the past year, as the dividend yield offers investors a certain level of safety. Banks have also performed well as there is a perceived level of safety with investing in this area, especially in a low interest rate environment.

The Small Cap Fund returned (2.99)% for the fiscal year ended May 31, 2002 versus the Russell 2000 Index return of (0.50)%. For the 5-year period ending May 31, 2002 the Fund returned 8.72% outperforming the Russell 2000 Index return of 6.40%. The under performance for the fiscal year was driven by poor stock selection in consumer discretionaries and an underweight to financials. A few examples of the under performing stocks include; Station Casinos (50)%, Skechers
(42)%, and Oakley Inc. (46)%. The underweight to financials was driven by an underweight to banks, as the majority of the managers in the fund consider it to be overvalued.

David J. Greene and Company, LLC (DJG) replaced Boston Partners Asset Management
(BPAM) in August, 2001. The change was prompted by the departure of Wayne Archambo, the portfolio manager for SEI at BPAM. Additionally, this was an opportunity to improve the overall structure of the fund with the addition of DJG. DJG's investment approach is fundamentally driven, focusing on developing a more concentrated portfolio based on bottom-up stock picking with a specific focus on the non-traditional value areas of the market, including health care and technology. Wellington Management was added in March, 2002 to represent the GARP (growth-at-a-reasonable price) sub-style within the small cap growth universe.

Overall the Fund continues to target a style neutral position to the Russell 2000 Index which controls unnecessary risk and puts the focus on stock selection from the thirteen specialist sub-advisers.

Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN 1

--------------------------------------------------------------
                           Annualized  Annualized   Annualized
                 One Year      3 Year      5 Year    Inception
                   Return      Return      Return      to Date
--------------------------------------------------------------
Small Cap Fund    (2.99)%       8.37%       8.72%        8.86%
--------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Small Cap Fund, versus the Russell 2000 Index

[LINE GRAPH OMITTED]

         Small Cap Fund    Russell 2000 Index
6/30/96  $10,000             $10,000
5/31/97   11,199              11,156
5/31/98   14,187              13,525
5/31/99   13,363              13,161
5/31/00   16,177              14,466
5/31/01   17,535              15,289
5/31/02   17,010              15,214

1 For the period ended May 31, 2002. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
4             SEI Institutional Investments Trust / Annual Report / May 31, 2002

Core Fixed Income Fund



Strategy
The Core Fixed Income Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.


Analysis
For the fiscal year ending May 31, 2002, the Core Fixed Income Fund returned 6.43%, under-performing the Lehman Brothers Aggregate Bond Index return of 8.10%. Over the period, the Fund benefited from a longer duration position, as well as from overweights to agencies and mortgages, while security selection in corporates, as well as an overweight to the corporate sector as a whole detracted significantly from returns.

Uncertainty was a major theme in the markets during the fiscal year as a slowing economy, aggressive monetary policy, the tragic events of September 11th, and corporate accounting irregularities set the stage for significant volatility throughout the period. The fiscal year began on a positive note as the Federal Reserve continued to respond to weaker economic indicators by continuing its monetary easing bias. Having already eased 5 times for a total of 250 basis points year-to-date, the Fed added two additional 25 basis point rate cuts throughout the summer months, leaving the Fed funds rate at 3.50%. What seemed to be enough stimulus to lead the economy into recover was negated by the tragic events of September 11th, which dominated the markets in the second half of the year. Investors were faced with periods of severe illiquidity and volatility following the attacks, and Treasuries were the obvious beneficiaries as safe haven trading drove yields sharply lower. Investors focused on the short end of the curve, reflecting anticipation for Fed action and overall uncertainty regarding the economy. The Federal Reserve responded by cutting rates 50 basis points only days after the attack to add liquidity and quell investor concern. The Treasury curve steepened an astounding 100 basis points in the aftermath, with an unprecedented 257 basis points between the 2-year note and the 30-year bond. The Federal Reserve continued their aggressive efforts into calendar year end year with 3 additional rates cuts, for a grand total of 11 moves equaling 475 basis points. In addition, the Treasury Department delivered it's own stimulus in late October, by announcing the suspension of future 30-year government bond auctions, despite the recently revised prospects for a return to budget deficits. This wildly unexpected move contributed to a significant rally in interest rates, enabling Treasuries to reach year to date lows in early November.

The economic outlook changed severely into the new-year, however, as rebounds in employment, retail sales and consumer confidence swayed expectations towards an early 2002 recovery. Treasuries responded dramatically by selling off with yields rising upwards of 60 basis points on the Federal Reserve decision to leave rates unchanged at the January meeting, signaling a possible end to the easing cycle and increasing expectations for higher rates in the near term. A 1st Quarter 2002 GDP calculation of 5.6 percent led many to believe that the economy had already pulled out of the economic downturn, but early in the second quarter continued threats from terrorist groups and overall geopolitical risk seemed to reduce confidence in an economic recovery. Mixed economic reports throughout the next two months left equity performance in negative territory, and the resulting "flight to quality" trading boosted Treasury and high quality bond performance. Rates finished the period drastically lower than a year earlier, so the Fund's long duration position was a major contributor to performance.

The spreads sectors contributed mixed performance during the year, as the period was dominated by uncertainty. High quality spread sectors performed well over the period, while the returns of lower quality securities were considerably negative. The high quality, Agency sector outperformed Treasuries by 62 basis points on strong demand from foreign investors and general flight to quality trading in the face of low

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002             5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2002


Core Fixed Income Fund (Concluded)


Treasury yields. The Fund, therefore, benefited from an overweight to the sector over the course of the year.

Most of the year was dominated by a sell-off in Mortgage-backed securities resulting from the largest refinancing wave in history, but prepayment fears all but dissipated by the end of the 4th quarter 2001 as the prospect for future Fed easings had diminished. Mortgages, therefore, outperformed significantly in 2002, adding 140 basis points in excess return in 2002 and 28 basis points in excess return over the total period. The Fund held an overweight to the sector with particular emphasis on less prepayment sensitive securities (i.e. 15-yr MBS pass-throughs and CMBS), so that positioning added to returns for the fiscal year.

Meanwhile, the Corporate sector completed a roller-coaster year, under-performing Treasuries by 27 basis points. Investor demand for the historically wide spreads carried the sector throughout the beginning of the year, but a downturn following the September 11th terrorist attacks drove the market into a downward spiral. Controversy surrounding energy giant Enron dominated the headlines into calendar year-end, as an SEC probe into accounting irregularities at the once Fortune 10 company sent bond valuations plummeting amid serious financing and liquidity concerns. A failed merger agreement with cross-town rival Dynegy forced Enron to file for bankruptcy protection in December, and a criminal investigation ensued. The resulting investor distrust in corporate governance led to a severe bifurcation of the credit market, whereas any company with any sign of accounting irregularities was downgraded by the ratings agencies and investigated further by the SEC. The witch-hunt continued throughout the first five months of 2002, causing the credit sector to under-perform for the year. Utilities drove the under-performance for the period, subtracting 264 basis points in excess return, but were closely followed by the industrial sub-sector, which subtracted 176 basis points. The Fund's overweight to corporates, and long utility and industrial names in particular, detracted significantly from returns.

During the upcoming months, the Fund will retain a more barbelled curve structure in anticipation of a near-term flattening in the yield curve and will concentrate on the relative value in the spread sectors, hoping to pick up securities that have seen recent underperformance.



Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN 1

---------------------------------------------------------------------
                                  Annualized  Annualized  Annualized
                        One Year      3 Year      5 Year   Inception
                          Return      Return      Return     to Date
---------------------------------------------------------------------
Core Fixed Income Fund     6.43%       7.37%       7.54%       7.72%
---------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust Core Fixed Income Fund, versus the Lehman Aggregate Bond Index

[LINE GRAPH OMITTED]

         Core Fixed Income Fund     Lehman Aggregate Bond Index
6/30/96  $10,000                     $10,000
5/31/97   10,685                      10,689
5/31/98   11,924                      11,856
5/31/99   12,419                      12,370
5/31/00   12,676                      12,630
5/31/01   14,441                      14,286
5/31/02   15,369                      15,446

1 For the period ended May 31, 2002. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
6             SEI Institutional Investments Trust / Annual Report / May 31, 2002

International Equity Fund



Objective
The International Equity Fund seeks to provide long-term capital appreciation through investments in equity securities of non-U.S. issuers.


Strategy
The International Equity Fund is diversified across twenty-one markets and includes commitments to large-cap and small-cap shares. Exposure is also maintained in growth and value styles of active management. The Fund employs multiple sub-advisers, each providing a unique regional or style management specialty. Allocations to the sub-advisers are carefully managed to ensure proper geographic and market exposure. Emphasis is placed on active security selection as the principal source of value-added as opposed to active country allocation. The Fund does not hedge foreign currency exposure.


Analysis
Continuation of the global economic slowdown and uncertainty surrounding the timing of a turnaround dominated the global equity markets for the year ended May 31, 2002. Slumping corporate profits, the weakening U.S. dollar, and, of course, the enormity of the destruction and loss of life from the terrorist attacks were just a few of the factors dominating the headlines. Higher-quality companies in the technology and telecommunications sectors, as well as areas that once offered a haven to investors, such as insurance and financials, continued to slump. Only the more defensive sectors, such as utilities and food and beverage, posted double-digit gains during the period.

The developed markets collectively lost 8% during the period. Both the European and Pacific Basin equity markets were affected with most countries posting negative results for the period. Regionally, only Asia ex-Japan posted modest gains. From a style perspective, growth oriented shares continued to lag value oriented stocks by a considerable margin. The Fund, however, was not materially impacted by this wide dispersion in performance across styles due to its style neutral construction.

While the general positioning of the fund remained intact during the twelve months ended May 2002, our managers were quite aggressive in managing the composition of assets, taking advantage of the valuation disparities that abounded. The fund is slightly overweight in Japan given the exceptional investment opportunities among selected Japanese companies despite limited structural change and a problematic economy. Our managers are finding tremendous prospects in companies that are actively improving their business model and pushing forward regardless of the problems that exist at the national level. As a result, despite their varied investment processes, our managers are investing in companies that are leading the restructuring charge, including Nissan Motor Corp. The fund's top positions include Total Fina, Reed Elsevier, Glaxosmithkline, Vodafone and Roche Holdings.

The Fund's value-oriented managers outperformed over the period. This impressive performance was generated by strong stock selection in value-oriented industries such as food, beverage and tobacco, utilities and financials. Imperial Tobacco, Allied Domecq, Royal Dutch, and Daiwa Securities led the way. Our growth-oriented managers' performance was mixed. Despite their out-of-favor style, these managers were able to add value with holdings such as Reed Elsevier, Marks and Spencer, Tokyo Electron and Atlas-Copco. While the fund is slightly overweight the telecommunications and technology sectors, our growth-oriented managers are focused on the highest quality companies and taking advantage of significant valuation disparities. Going forward, despite the uncertainty surrounding an eventual economic recovery, our managers continue to find select opportunities by focusing on the quality of a company's earnings and management, among other things. This emphasis on quality stock-by-stock research will ultimately be rewarded.

Morgan Stanley Asset Management replaced Acadian Asset Management as the EAFE Value sub-adviser in September, 2001. Morgan Stanley's investment approach is fundamentally driven, focused on bottom-up stock selection versus Acadian's more quantitative approach, which led to a more diversified, risk-controlled portfolio.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002             7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2002



International Equity Fund (Concluded)



International Equity Fund:

AVERAGE ANNUAL TOTAL RETURN 1
----------------------------------------------------------------------
                                    Annualized  Annualized  Annualized
                          One Year      3 Year      5 Year   Inception
                            Return      Return      Return     to Date
----------------------------------------------------------------------
International Equity Fund  (9.93)%     (3.28)%       1.33%       2.36%
----------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Institutional Investments Trust International Equity Fund, versus the Morgan Stanley MSCI EAFE Index

[LINE GRAPH OMITTED]

         International Equity Fund    Morgan Stanley MSCI EAFE Index
6/30/96  $10,000                       $10,000
5/31/97   10,680                        10,695
5/31/98   11,791                        11,883
5/31/99   12,608                        12,401
5/31/00   15,485                        14,527
5/31/01   12,665                        12,024
5/31/02   11,408                        10,870

1 For the period ended May 31, 2002. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
8             SEI Institutional Investments Trust / Annual Report / May 31, 2002

SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2002



Report of Independent Public Accountants



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI INSTITUTIONAL INVESTMENTS
TRUST:
In our opinion, the accompanying statements of net assets for the Large Cap Fund, Large Cap Growth Fund, Large Cap Index Fund, Small Cap Fund, and International Equity Fund and the statements of assets and liabilities, including the schedules of investments, for the Large Cap Value Fund and Core Fixed Income Fund (seven portfolios constituting SEI Institutional Investments Trust, hereafter referred to as the "Trust") and the related statements of operations and of changes in net assets and their financial highlights present fairly, in all material respects, the financial position of the Trust at May 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.




PRICEWATERHOUSECOOPERS LLP
Philadelphia, PA
July 15, 2002

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002             9

STATEMENT OF NET ASSETS



Large Cap Fund
May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
COMMON STOCK -- 95.6%
AEROSPACE & DEFENSE -- 1.6%
   Boeing                            150,800     $     6,432
   General Dynamics                   92,250           9,280
   Goodrich                          123,300           4,120
   Hughes Electronics*                59,800             872
   Lockheed Martin                    60,200           3,735
   Northrop Grumman                   77,884           9,448
   Raytheon (C)                      137,600           6,082
   Rockwell Collins                   96,200           2,501
   United Technologies                77,300           5,324
                                                 -----------
                                                      47,794
                                                 -----------
AIR TRANSPORTATION -- 0.2%
   AMR*                               25,500             534
   Continental Airlines, Cl B* (C)     9,900             220
   Delta Air Lines (C)                20,400             535
   FedEx*                             49,300           2,660
   Northwest Airlines*                 6,200             104
   Skywest                             1,800              42
   Southwest Airlines                126,750           2,159
   UAL (C)                             9,000             110
   US Airways Group* (C)              11,100              34
                                                 -----------
                                                       6,398
                                                 -----------
APPAREL/TEXTILES -- 0.5%
   Cintas                            194,600          10,160
   Jones Apparel Group* (C)            5,200             207
   Liz Claiborne                      52,400           1,605
   Mohawk Industries*                  7,100             465
   Polo Ralph Lauren*                 10,200             264
   VF                                 54,795           2,329
                                                 -----------
                                                      15,030
                                                 -----------
AUTOMOTIVE -- 1.1%
   Autoliv                            15,000             352
   Dana                              128,300           2,735
   Delphi                            131,400           2,070
   Ford Motor                        302,726           5,343
   General Motors (C)                150,188           9,334
   Harley-Davidson                   157,900           8,302
   ITT Industries                     12,800             858
   Lear* (C)                           9,900             458
   Paccar (C)                         15,750             697
   TRW                                17,200             944
   Visteon                            37,366             588
                                                 -----------
                                                      31,681
                                                 -----------
BANKS -- 8.4%
   AmSouth Bancorp                    60,200           1,336
   Associated Banc                    14,520             550

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Astoria Financial                 124,900     $     4,358
   Bank of America                   493,233          37,392
   Bank of Hawaii                     12,100             350
   Bank of New York                  139,146           5,051
   Bank One                          380,700          15,468
   Banknorth Group                    23,800             640
   BB&T                               72,300           2,717
   Charter One Financial              37,170           1,346
   City National                       7,900             429
   Comerica                           65,000           4,166
   Commerce Bancorp                    6,200             298
   Commerce Bancshares                11,455             518
   Compass Bancshares                 21,300             741
   Cullen/Frost Bankers               10,500             405
   Fifth Third Bancorp                17,714           1,154
   First Tennessee National           20,900             814
   First Virginia Banks                9,700             552
   FirstMerit                         11,600             321
   FleetBoston Financial             220,800           7,781
   Fulton Financial                   13,875             270
   Golden State Bancorp               12,100             462
   Golden West Financial              86,400           6,045
   Greenpoint Financial              102,400           5,239
   Hibernia, Cl A                     25,400             510
   Hudson City Bancorp                 9,100             356
   Huntington Bancshares              41,500             829
   JP Morgan Chase (C)               610,795          21,958
   Keycorp                           113,900           3,109
   M&T Bank                           13,500           1,177
   Marshall & Ilsley                  17,500           1,087
   Mellon Financial                  211,300           7,839
   Mercantile Bankshares              11,600             482
   National City                     210,900           7,019
   National Commerce Financial        33,600             930
   North Fork Bancorporation (C)      26,800           1,053
   Northern Trust                    210,300          10,898
   Old National Bancorp                9,030             231
   PNC Financial Services Group      106,734           6,004
   Popular                            22,700             724
   Provident Financial Group           3,400             100
   Regions Financial                  37,800           1,363
   Roslyn Bancorp                     15,700             371
   Sky Financial Group                11,700             262
   SouthTrust                         56,600           1,470
   Sovereign Bancorp                  40,900             633
   State Street                      347,300          16,136
   SunTrust Banks                     41,200           2,814
   Synovus Financial                   9,500             253
   TCF Financial                      12,700             651
   Trustmark                           5,200             132
   Union Planters                     22,700           1,139
   UnionBanCal                        86,200           4,227

--------------------------------------------------------------------------------
10            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   US Bancorp                        319,700     $     7,561
   Valley National Bancorp            14,475             404
   Wachovia                          312,600          11,994
   Washington Federal                 12,670             347
   Washington Mutual                 381,497          14,829
   Webster Financial                  10,600             417
   Wells Fargo                       354,250          18,563
   Wilmington Trust                    4,100             256
   Zions Bancorporation               15,100             832
                                                 -----------
                                                     247,363
                                                 -----------
BEAUTY PRODUCTS -- 1.8%
   Alberto-Culver, Cl B (C)            5,500             292
   Avon Products (C)                  71,500           3,786
   Colgate-Palmolive                 206,978          11,218
   Ecolab                              1,700              81
   Estee Lauder, Cl A                  3,300             121
   Gillette                          336,024          11,953
   International Flavors &
     Fragrances                       13,100             446
   Procter & Gamble                  292,488          26,192
                                                 -----------
                                                      54,089
                                                 -----------
BIOTECHNOLOGY -- 1.4%
   Amgen*                            476,128          22,678
   Applera - Celera Genomics Group*   10,900             157
   Biogen*                           212,000          10,575
   Genzyme*                          112,700           3,610
   Gilead Sciences*                   97,400           3,473
                                                 -----------
                                                      40,493
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 3.8%
   Adelphia Communications, Cl A* (C) 13,900              10
   AOL Time Warner*                  616,600          11,530
   Belo, Cl A                         12,400             297
   Cablevision Systems -
     Rainbow Media Group, Cl A* (C)    5,800             121
   Cablevision Systems, Cl A*         14,800             276
   Charter Communications, Cl A*      18,600             130
   Clear Channel Communications*     289,300          15,399
   Comcast, Cl A* (C)                669,185          18,844
   COX Communications, Cl A* (C)     408,200          13,732
   Dow Jones                           4,400             242
   E.W. Scripps, Cl A                  4,600             353
   Emmis Communications, Cl A*         4,900             145
   Entercom Communications*            4,400             231
   Entravision Communications, Cl A*   1,100              17
   Fox Entertainment Group, Cl A*     19,700             493
   Gannett                            45,046           3,415
   Gemstar-TV Guide International*    17,500             167
   Hearst-Argyle Television*           1,200              31
   Hispanic Broadcasting*              6,200             155

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Insight Communications*             8,300     $       127
   Interpublic Group                   7,400             244
   Knight-Ridder                      13,450             885
   Lamar Advertising*                  9,700             417
   Liberty Media, Cl A*            1,783,200          21,488
   McClatchy, Cl A                     2,900             181
   McGraw-Hill                        20,500           1,294
   McLeodUSA* (C)                     97,707               4
   Mediacom Communications*            6,200              65
   Meredith                            5,400             218
   New York Times, Cl A               24,900           1,252
   R.R. Donnelley & Sons              98,300           2,834
   Radio One, Cl D*                   12,900             280
   Readers Digest, Cl A               15,350             342
   Tribune                            31,300           1,331
   USA Interactive* (C)                9,200             262
   Valassis Communications*            8,700             355
   Viacom, Cl B*                     284,439          13,926
   Washington Post, Cl B                 600             370
   Westwood One*                      12,400             473
                                                 -----------
                                                     111,936
                                                 -----------
BUILDING & CONSTRUCTION -- 0.7%
   American Standard*                    700              53
   Centex                             38,700           2,080
   Clayton Homes                      15,600             275
   D.R. Horton                        17,250             423
   Lafarge North America (C)          34,100           1,429
   Lennar                              8,600             470
   Martin Marietta Materials           9,000             360
   Masco (C)                         358,337           9,553
   Pulte Homes                        65,000           3,525
   Texas Industries                   31,900           1,203
   Vulcan Materials                   13,900             665
                                                 -----------
                                                      20,036
                                                 -----------
CHEMICALS -- 1.6%
   Ashland                            81,700           3,104
   Cabot                              79,350           1,954
   Dow Chemical                      436,900          14,566
   E.I. Du Pont de Nemours           265,400          12,208
   Eastman Chemical                   88,900           4,112
   Engelhard                          21,400             666
   FMC*                               11,600             412
   Great Lakes Chemical                8,500             216
   Hercules*                          17,900             225
   Lubrizol                           78,400           2,745
   Lyondell Chemical                  78,600           1,291
   Millennium Chemicals               45,300             646
   Monsanto                            5,400             144

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            11

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   OM Group                            5,000     $       328
   PPG Industries                     27,900           1,595
   Rohm & Haas                        25,700             968
   Sigma-Aldrich                      12,100             577
                                                 -----------
                                                      45,757
                                                 -----------
COAL MINING -- 0.0%
   Arch Coal                           4,100              97
   Massey Energy                      12,600             165
   Peabody Energy                      1,100              31
                                                 -----------
                                                         293
                                                 -----------
COMMERCIAL SERVICES -- 1.7%
   Cendant* (C)                      453,608           8,292
   Fluor                              13,300             500
   Harte-Hanks                         7,650             168
   Iron Mountain*                      2,400              74
   Jacobs Engineering Group*           7,500             288
   KPMG Consulting*                    6,400             100
   Manpower                           12,600             522
   Paychex                           789,619          27,360
   Quanta Services*                    1,800              23
   Quintiles Transnational* (C)        9,400             134
   Robert Half International*        350,000           8,638
   Rockwell Automation               100,700           2,209
   Service International*             52,600             218
   ServiceMaster                      50,700             755
   Viad                               13,550             402
                                                 -----------
                                                      49,683
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 2.1%
   ADC Telecommunications*            89,200             299
   Advanced Fibre Communication*       7,100             136
   American Tower, Cl A*              15,700              60
   Corning*                           89,100             428
   Crown Castle International*        18,100              82
   EchoStar Communications, Cl A*    345,000           8,691
   Harris                              9,000             339
   Motorola                          798,600          12,770
   Nokia Oyj ADR                   1,390,586          19,301
   PanAmSat*                           5,300             130
   Qualcomm* (C)                     529,372          16,749
   Sycamore Networks*                 12,600              45
   Tellabs*                           93,100             899
   Utstarcom*                          6,600             147
                                                 -----------
                                                      60,076
                                                 -----------
COMPUTERS & SERVICES -- 3.7%
   3Com*                              37,300             207
   Apple Computer*                    58,400           1,361
   Ariba* (C)                         20,400              60
   Autodesk                          119,800           1,617

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Ceridian*                          21,400     $       489
   Cisco Systems*                  1,544,408          24,371
   CMGI* (C)                          54,600              43
   CNET Networks*                     13,400              42
   Computer Sciences*                200,700           9,507
   Dell Computer*                    204,300           5,485
   Diebold                            12,600             498
   DoubleClick*                        1,800              15
   Earthlink*                          7,100              47
   eBay* (C)                         248,250          13,706
   Electronic Data Systems           336,045          17,750
   EMC*                              299,700           2,173
   Enterasys Networks*                21,800              37
   Gateway*                           28,800             154
   Hewlett-Packard                   661,575          12,630
   International Business Machines   142,100          11,432
   International Game Technology*        900              56
   Juniper Networks*                 165,700           1,536
   Maxtor*                            20,300             108
   NCR*                               97,200           3,553
   Palm*                              28,800              46
   Quantum*                          118,800             832
   Riverstone Networks*               11,245              40
   RSA Security*                       6,150              35
   Sandisk*                            5,800              81
   Storage Technology*                10,200             184
   Ticketmaster, Cl B*                 3,800              81
   Unisys*                            50,100             573
   WebMD*                             20,600             134
                                                 -----------
                                                     108,883
                                                 -----------
CONTAINERS & PACKAGING -- 0.3%
   Ball                               29,900           1,243
   Bemis                               8,200             409
   Crown Cork & Seal* (C)            109,700             910
   Owens-Illinois*                   131,810           2,307
   Packaging Corporation of America*   5,400             109
   Pactiv*                            26,300             609
   Sealed Air*                           800              36
   Smurfit-Stone Container*          131,100           2,137
   Sonoco Products                    68,600           1,917
                                                 -----------
                                                       9,677
                                                 -----------
DATA PROCESSING -- 2.7%
   Acxiom* (C)                        11,900             212
   Automatic Data Processing         191,190           9,927
   Dun & Bradstreet*                  12,900             480
   First Data                        658,200          52,129
   Fiserv* (C)                       350,950          14,929
   Reynolds & Reynolds, Cl A          60,300           1,836
                                                 -----------
                                                      79,513
                                                 -----------

--------------------------------------------------------------------------------
12            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                               Market Value
Description                          Shares   ($ Thousands)
--------------------------------------------------------------
DRUGS -- 4.2%
   Abbott Laboratories               102,700     $     4,878
   Allergan                          140,000           8,834
   Bristol-Myers Squibb               93,750           2,918
   Cephalon*                           1,200              64
   Eli Lilly                          67,728           4,382
   Forest Laboratories* (C)           49,300           3,640
   ICN Pharmaceuticals                 6,700             188
   Merck                             194,500          11,106
   Mylan Laboratories                 12,700             393
   Pfizer                          1,771,262          61,286
   Pharmacia                         341,033          14,729
   Sepracor* (C)                       2,000              23
   Wyeth                             171,500           9,518
                                                 -----------
                                                     121,959
                                                 -----------
ELECTRICAL SERVICES -- 2.4%
   Allegheny Energy                   20,700             744
   Allete                             12,300             369
   Alliant Energy                     16,200             446
   Ameren (C)                         22,700             992
   American Electric Power (C)       122,100           5,217
   American Power Conversion*         29,400             410
   Aquila                             22,189             287
   Black Hills                         5,300             188
   Capstone Turbine*                   4,600              11
   Cinergy                            45,500           1,658
   CMS Energy                         22,300             403
   Conectiv                           13,300             331
   Consolidated Edison (C)            52,300           2,289
   Constellation Energy Group         27,100             820
   Cooper Industries, Cl A            26,000           1,128
   Dominion Resources                 43,448           2,815
   DPL                                20,900             553
   DTE Energy                         26,874           1,258
   Duke Energy                       135,200           4,328
   Edison International*             226,500           4,226
   Energy East                        76,400           1,765
   Entergy                            31,800           1,399
   Exelon                             53,000           2,835
   FirstEnergy                        48,535           1,675
   FPL Group                          68,750           4,331
   Great Plains Energy                13,900             323
   Hubbell, Cl B                       7,000             259
   Idacorp                             4,900             172
   Kemet*                             16,000             324
   MDU Resources Group                10,800             324
   Mirant*                            22,943             218
   Molex                              16,500             623
   NiSource                           34,300             831
   Northeast Utilities                26,100             518
   NRG Energy*                         1,600              17
   NSTAR                              10,395             499

--------------------------------------------------------------
                                               Market Value
Description                          Shares   ($ Thousands)
--------------------------------------------------------------
   OGE Energy                         12,900     $       294
   PG&E*                             158,200           3,401
   Pinnacle West Capital              43,900           1,761
   Potomac Electric Power (C)         16,600             351
   PPL                                24,200             856
   Progress Energy                    36,100           1,872
   Public Service Enterprise Group    88,200           3,994
   Puget Energy (C)                   18,300             382
   Reliant Energy                     74,200           1,262
   Reliant Resources* (C)              8,600              81
   SCANA                              16,100             503
   Southern                          116,500           3,145
   TECO Energy (C)                    22,400             558
   TXU (C)                            43,800           2,248
   Western Resources                  12,000             203
   Wisconsin Energy                   83,100           2,186
   XCEL Energy                        61,700           1,326
                                                 -----------
                                                      69,009
                                                 -----------
ELECTRONICS -- 0.6%
   Agilent Technologies* (C)          50,300           1,326
   Arrow Electronics* (C)             61,700           1,544
   Avnet                              71,500           1,654
   AVX                                 7,900             169
   Energizer Holdings*                16,800             453
   Flextronics International*        425,100           5,624
   Sanmina-SCI*                       99,112           1,140
   Solectron* (C)                    522,200           4,219
   Tektronix*                         14,300             290
   Thomas & Betts*                    80,000           1,746
   Vishay Intertechnology*            19,900             489
                                                 -----------
                                                      18,654
                                                 -----------
ENTERTAINMENT -- 0.6%
   Brunswick                          14,550             387
   Callaway Golf                       8,300             139
   Hasbro                             23,500             359
   International Speedway, Cl A        3,700             151
   Mattel                             71,100           1,510
   Metro-Goldwyn-Mayer*                2,500              41
   Six Flags*                         14,300             230
   Walt Disney                       696,100          15,948
                                                 -----------
                                                      18,765
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.4%
   Allied Waste Industries*           13,100             147
   Republic Services*                 28,400             597
   Waste Management                  377,400          10,359
                                                 -----------
                                                      11,103
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            13

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
FINANCIAL SERVICES -- 10.1%
   A.G. Edwards                       13,200     $       524
   Allied Capital (C)                124,200           3,066
   American Express                  203,800           8,664
   Bear Stearns                       72,900           4,378
   Charles Schwab                  1,721,400          20,812
   Citigroup                       1,789,885          77,287
   Concord EFS*                      914,840          28,607
   Countrywide Credit Industry        91,300           4,502
   Deluxe                             32,800           1,484
   E*trade Group*                     27,600             171
   Fannie Mae                        209,000          16,722
   Franklin Resources                157,500           6,856
   Freddie Mac                       112,800           7,394
   Goldman Sachs Group               243,500          18,372
   H&R Block                          16,900             759
   Household International           193,100           9,877
   Instinet Group*                     3,200              24
   John Nuveen, Cl A                   1,000              57
   Knight Trading Group*               7,200              46
   Legg Mason (C)                     10,200             564
   Lehman Brothers Holdings          155,700           9,498
   MBNA                              820,600          29,714
   Merrill Lynch                     194,800           7,930
   Moody's                           271,300          13,066
   Morgan Stanley Dean Witter        370,085          16,824
   Neuberger Berman                    3,450             150
   SLM                                85,400           8,239
   Stilwell Financial                 34,400             743
   T. Rowe Price Group                46,500           1,679
                                                 -----------
                                                     298,009
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 3.3%
   Adolph Coors, Cl B                 22,900           1,528
   Albertson's                       149,900           5,272
   American Water Works               13,300             579
   Anheuser-Busch                     82,700           4,268
   Archer-Daniels-Midland             95,070           1,383
   Brown-Forman, Cl B                  6,100             480
   Campbell Soup (C)                  20,000             565
   Coca-Cola                         239,793          13,323
   Coca-Cola Enterprises              25,300             550
   Conagra Foods                      99,000           2,436
   Constellation Brands, Cl A*        12,600             371
   General Mills                      60,400           2,748
   H.J. Heinz                         36,300           1,475
   Hershey Foods                      12,800             854
   Hormel Foods                       11,500             281
   Kellogg                            23,700             870
   McCormick                          15,800             415
   Pepsi Bottling Group               45,100           1,489
   PepsiAmericas                      17,500             278
   PepsiCo                           244,307          12,699

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Philip Morris                     338,800     $    19,396
   RJ Reynolds Tobacco Holdings (C)   33,200           2,347
   Ruddick                            43,800             710
   Safeway*                          270,000          10,976
   Sara Lee                           74,372           1,568
   Smithfield Foods*                  17,100             315
   Supervalu (C)                     128,900           3,890
   Sysco                              29,800             830
   Tootsie Roll Industries             2,215             104
   Tyson Foods, Cl A (C)             226,203           3,339
   UST                                15,300             587
   Winn-Dixie Stores (C)              15,000             291
   Wm. Wrigley Jr.                    15,000             860
                                                 -----------
                                                      97,077
                                                 -----------
GAS/NATURAL GAS -- 0.4%
   Air Products & Chemicals           37,550           1,883
   Dynegy, Cl A                        3,100              28
   El Paso                           123,300           3,163
   KeySpan                            23,050             873
   Kinder Morgan                       9,700             419
   National Fuel Gas                  11,500             267
   Nicor                               8,500             408
   Praxair                            26,600           1,490
   Questar                            15,400             425
   Sempra Energy                      78,800           1,971
   Vectren                             9,300             234
   Williams                           70,500           1,001
                                                 -----------
                                                      12,162
                                                 -----------
HAND/MACHINE TOOLS -- 0.1%
   Black & Decker                     10,200             487
   Illinois Tool Works                38,500           2,735
   Snap-On                             9,100             288
   Stanley Works                      13,300             566
                                                 -----------
                                                       4,076
                                                 -----------
HOTELS & LODGING -- 0.5%
   Extended Stay America*              8,600             138
   Harrah's Entertainment*            17,800             848
   Hilton Hotels                     212,500           3,017
   Mandalay Resort Group*              9,500             310
   Marriott International, Cl A      209,567           8,475
   MGM Mirage* (C)                     9,900             373
   Park Place Entertainment*          48,300             546
   Starwood Hotels & Resorts
     Worldwide                        32,700           1,157
                                                 -----------
                                                      14,864
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.1%
   Clorox                             28,100           1,287
   Ethan Allen Interiors               5,600             213
   Fortune Brands                     24,500           1,315


--------------------------------------------------------------------------------
14            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   General Electric                  516,100     $    16,071
   Leggett & Platt                    99,500           2,619
   Maytag                              4,400             197
   Newell Rubbermaid                 110,700           3,780
   Whirlpool                          76,600           5,469
                                                 -----------
                                                      30,951
                                                 -----------
INSURANCE -- 6.4%
   ACE                               166,800           5,773
   Aetna (C)                          66,500           3,182
   Aflac                              44,600           1,434
   Alleghany*                            612             114
   Allmerica Financial                 8,800             427
   Allstate                          187,500           7,215
   AMBAC Financial Group              62,660           4,221
   American Financial Group            5,700             152
   American International Group      787,501          52,739
   American National Insurance         1,000             101
   AON                               269,900           9,023
   Chubb                             101,607           7,637
   Cigna                             143,500          15,218
   Cincinnati Financial               22,400           1,017
   CNA Financial*                      4,500             120
   Conseco* (C)                       48,800             136
   Erie Indemnity, Cl A                4,700             198
   Fidelity National Financial        17,600             539
   Hartford Financial Services Group 171,000          11,286
   HCC Insurance Holdings             10,700             292
   Humana*                            30,800             469
   Jefferson-Pilot                    24,850           1,183
   John Hancock Financial Services    49,400           1,813
   Leucadia National                   4,700             161
   Lincoln National                  264,300          11,846
   Loews                              70,968           4,052
   Markel*                             1,500             314
   Marsh & McLennan                  174,206          17,577
   MBIA                               25,450           1,428
   Mercury General                     3,200             154
   Metlife                            48,500           1,612
   MGIC Investment (C)                15,900           1,157
   Mony Group                          7,600             264
   Nationwide Financial Services,
     Cl A                              4,000             173
   Old Republic International        100,100           3,323
   PMI Group                          42,900           3,672
   Progressive                        30,900           1,830
   Protective Life                    10,400             348
   Radian Group                       13,700             744
   Reinsurance Group of America        3,700             116
   Safeco                             21,100             675
   St. Paul                          252,200          10,746
   Torchmark                          28,400           1,146
   Transatlantic Holdings              3,500             305

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Unitrin                             6,700     $       263
   UnumProvident                      35,500             898
                                                 -----------
                                                     187,093
                                                 -----------
LEASING & RENTING -- 0.0%
   GATX                                6,800             217
   United Rentals*                     5,200             122
                                                 -----------
                                                         339
                                                 -----------
MACHINERY -- 1.0%
   Caterpillar                       172,750           9,030
   Cummins                            59,500           2,190
   Deere                             136,000           6,392
   Dover                              31,000           1,103
   Emerson Electric                   69,600           4,026
   FMC Technologies*                   1,706              38
   Johnson Controls                   24,300           2,140
   NACCO Industries, Cl A              9,500             651
   Pall                               17,600             401
   Parker Hannifin (C)                19,300             946
   Pentair                             8,400             395
   SPX*                                4,900             674
   Tecumseh Products, Cl A            36,800           1,711
   Teleflex                            5,000             287
   Thermo Electron*                   29,350             539
                                                 -----------
                                                      30,523
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 6.0%
   AmerisourceBergen (C)               6,390             493
   Apogent Technologies*              10,800             269
   Bausch & Lomb                      60,650           2,291
   Baxter International                7,500             403
   Beckman Coulter                    36,800           1,838
   Becton Dickinson                   42,700           1,606
   Boston Scientific*                356,678           9,933
   C.R. Bard                           7,800             430
   Cardinal Health                   348,700          23,175
   Cerner*                               500              27
   Dentsply International              4,200             168
   Guidant*                          197,500           7,900
   HCA                                73,000           3,586
   Health Management
     Associates, Cl A*                22,400             461
   Health Net*                        14,900             431
   Healthsouth*                       64,800             917
   Henry Schein*                       5,000             248
   Hillenbrand Industries              7,500             456
   IMS Health                        465,200           9,792
   Johnson & Johnson                 576,137          35,346
   McKesson                           41,000           1,537
   Medtronic                         897,781          41,433
   Omnicare                           13,400             376


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            15

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   St. Jude Medical*                   1,200     $       101
   Tenet Healthcare*                 327,000          24,362
   Triad Hospitals*                    8,900             402
   Trigon Healthcare*                  5,500             570
   UnitedHealth Group                 11,300           1,026
   Universal Health Services, Cl B*    4,000             198
   Viasys Healthcare*                  3,338              68
   Wellpoint Health Networks* (C)     61,900           4,591
   Zimmer Holdings*                   11,385             398
                                                 -----------
                                                     174,832
                                                 -----------
METALS & MINING -- 0.3%
   Alcoa                             127,600           4,463
   Freeport-McMoRan Copper
     & Gold, Cl B* (C)               137,500           2,716
   Newmont Mining (C)                 26,700             833
   Phelps Dodge                       13,000             507
   Precision Castparts                 8,700             305
   Timken                             51,900           1,163
                                                 -----------
                                                       9,987
                                                 -----------
MISCELLANEOUS MANUFACTURING -- 0.7%
   Crane                               7,800             216
   Danaher (C)                         2,400             167
   Eaton                               6,800             550
   Honeywell International           252,800           9,910
   Pittston Brink's Group             54,000           1,458
   Textron                            19,900             934
   Tyco International                390,200           8,565
                                                 -----------
                                                      21,800
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.6%
   3M                                103,161          12,939
   Avery Dennison                      9,000             588
   HON Industries                      8,800             250
   Imagistics International*           3,008              59
   Pitney Bowes                       36,000           1,474
   Steelcase, Cl A                    10,000             159
   Xerox* (C)                        268,000           2,404
                                                 -----------
                                                      17,873
                                                 -----------
PAINT & RELATED PRODUCTS -- 0.1%
   Sherwin-Williams                   76,900           2,430
   Valspar                             9,500             446
                                                 -----------
                                                       2,876
                                                 -----------
PAPER & PAPER PRODUCTS -- 1.6%
   Boise Cascade                       8,100             288
   Bowater                             8,100             424
   Georgia-Pacific                    90,218           2,408

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   International Paper               362,600     $    15,628
   Kimberly-Clark                    206,068          13,378
   MeadWestvaco                       91,898           2,900
   Temple-Inland                       7,500             418
   Weyerhaeuser                      167,950          11,001
                                                 -----------
                                                      46,445
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 4.9%
   Amerada Hess                       49,200           4,047
   Anadarko Petroleum                 58,000           2,944
   Apache (C)                         16,560             922
   Burlington Resources               20,000             812
   ChevronTexaco (C)                 246,461          21,504
   Conoco                            250,350           6,729
   Devon Energy                       16,700             873
   Diamond Offshore Drilling           3,400             115
   ENSCO International                 5,000             164
   EOG Resources                       4,900             201
   Equitable Resources                10,600             382
   Exxon Mobil                     1,215,406          48,531
   Forest Oil*                         3,700             108
   Global Industries*                 11,400              85
   GlobalSantaFe                      69,700           2,352
   Grant Prideco*                     14,900             224
   Helmerich & Payne                   8,200             313
   Kerr-McGee                         15,300             889
   Marathon Oil                      106,500           2,920
   Murphy Oil                            900              83
   Newfield Exploration*                 700              25
   Noble*                             81,500           3,490
   Noble Energy                        9,300             355
   Occidental Petroleum              317,028           9,467
   Ocean Energy                       11,800             262
   Phillips Petroleum                335,380          19,301
   Pioneer Natural Resources*         19,200             463
   Pogo Producing                      7,600             240
   Pride International*                9,600             186
   Rowan (C)                           3,300              85
   Schlumberger                      125,430           6,477
   Sunoco                             12,300             437
   Tidewater                           4,600             187
   Transocean                        155,507           5,936
   Unocal                             40,300           1,484
   Valero Energy                      17,500             691
   Varco International*                3,700              75
   Weatherford International*          5,000             252
                                                 -----------
                                                     143,611
                                                 -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak (C)                 120,000           3,992
                                                 -----------


--------------------------------------------------------------------------------
16            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
RAILROADS -- 0.7%
   Burlington Northern Santa Fe      204,100     $     5,776
   CSX                               124,074           4,268
   Norfolk Southern                  250,300           5,299
   Union Pacific                      74,600           4,568
                                                 -----------
                                                      19,911
                                                 -----------
REAL ESTATE -- 0.0%
   Catellus Development*              14,700             298
   St. Joe                             3,000              96
                                                 -----------
                                                         394
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
   AMB Property                        9,500             277
   Apartment Investment &
     Management, Cl A                 11,300             526
   Archstone-Smith Trust              20,100             543
   Arden Realty                        7,400             200
   AvalonBay Communities              10,300             488
   Boston Properties                  13,800             566
   CarrAmerica Realty                 11,600             365
   Crescent Real Estate Equity        13,400             261
   Duke Realty                        21,600             585
   Equity Office Properties Trust     71,505           2,155
   Equity Residential                 44,700           1,294
   General Growth Properties          10,100             491
   Health Care Property Investors     11,200             468
   Hospitality Properties Trust       12,200             431
   Host Marriott                      36,000             413
   iStar Financial                    14,100             430
   Kimco Realty                       16,150             515
   Liberty Property Trust             10,100             348
   Mack-Cali Realty                   10,100             352
   New Plan Excel Realty Trust        12,200             240
   Plum Creek Timber                  21,786             662
   Prologis Trust                     24,538             588
   Public Storage                     14,500             533
   Rouse                               9,400             313
   Simon Property Group               21,300             726
   Vornado Realty Trust               11,100             493
                                                 -----------
                                                      14,263
                                                 -----------
RETAIL -- 7.0%
   Autonation*                        41,300             712
   Autozone*                           7,600             622
   Barnes & Noble*                     7,200             222
   Bed Bath & Beyond*                145,910           5,005
   Big Lots*                          16,900             302
   Blockbuster, Cl A (C)               5,500             151
   Borders Group*                     13,700             285
   Brinker International*             13,450             451
   Circuit City Stores                32,400             742

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Costco Wholesale*                 658,585     $    25,863
   CVS                                 7,600             243
   Darden Restaurants (C)            160,500           4,033
   Federated Department Stores*      136,200           5,640
   Foot Locker*                       21,900             335
   Home Depot                        911,726          38,010
   JC Penney                          43,600           1,066
   K Mart* (C)                        83,500              88
   Kohl's* (C)                       412,010          30,901
   Limited                            56,800           1,192
   Lowe's                            168,100           7,928
   May Department Stores             134,432           4,729
   McDonald's                        213,200           6,383
   Neiman-Marcus Group, Cl A*          5,100             189
   Nike, Cl B (C)                     94,200           5,063
   Nordstrom                          16,800             414
   Office Depot*                      50,800             929
   Outback Steakhouse*                10,400             412
   Payless Shoesource*                 4,200             235
   RadioShack (C)                    412,600          14,127
   Reebok International*               8,500             223
   Rite Aid* (C)                     177,700             599
   Ross Stores                        13,200             556
   Saks*                              20,000             279
   Sears Roebuck                     128,300           7,576
   Staples*                           18,100             382
   Talbots                               400              15
   Target                             66,500           2,756
   Toys "R" Us*                       32,500             593
   Wal-Mart Stores                   331,900          17,956
   Walgreen                          425,630          16,285
   Wendy's International              13,900             528
   Yum! Brands*                       24,050           1,537
                                                 -----------
                                                     205,557
                                                 -----------
RETIREMENT/AGED CARE -- 0.0%
   Manor Care*                        17,500             453
                                                 -----------
RUBBER-TIRES -- 0.1%
   Cooper Tire & Rubber               70,430           1,609
   Goodyear Tire & Rubber (C)         99,200           2,174
                                                 -----------
                                                       3,783
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.8%
   Advanced Micro Devices* (C)        15,700             180
   Agere Systems, Cl A*               15,200              47
   Altera*                           257,700           4,646
   Amkor Technology*                   5,200              77
   Applied Materials*                125,640           2,787
   Atmel*                             34,600             284
   Cirrus Logic*                       2,000              21
   Conexant Systems*                  24,900             178

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            17

STATEMENT OF NET ASSETS



Large Cap Fund (Concluded)
May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Cypress Semiconductor*              7,100     $       142
   Intel                           1,712,062          47,287
   JDS Uniphase* (C)                 113,500             398
   LSI Logic*                         36,800             420
   Maxim Integrated Products*         39,000           1,794
   Microchip Technology*             170,850           5,108
   Micron Technology*                352,700           8,317
   National Semiconductor*            19,300             593
   Taiwan Semiconductor
     Manufacturing ADR*              293,200           4,861
   Texas Instruments                 154,600           4,432
                                                 -----------
                                                      81,572
                                                 -----------
SOFTWARE -- 3.0%
   BEA Systems*                      258,936           2,786
   BMC Software*                      13,300             225
   Brocade Communications
      Systems* (C)                   125,600           2,468
   Computer Associates International  75,600           1,312
   Compuware*                         27,000             199
   DST Systems*                      121,500           6,003
   Electronic Arts* (C)               74,348           4,758
   Intuit*                             8,800             385
   Microsoft*                      1,000,100          50,915
   Network Associates* (C)             9,600             186
   Peoplesoft*                        64,200           1,318
   Siebel Systems*                   143,204           2,614
   Sungard Data Systems*             274,200           7,711
   Sybase*                             2,600              35
   TIBCO Software*                     1,300               8
   Veritas Software*                 337,500           7,651
   Vignette*                          23,000              48
                                                 -----------
                                                      88,622
                                                 -----------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding*                  13,700             191
   Allegheny Technologies             11,700             206
   Nucor                              12,800             853
   United States Steel                15,600             321
                                                 -----------
                                                       1,571
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 2.9%
   Allegiance Telecom* (C)             4,800               6
   Alltel                             51,300           2,641
   AT&T                              684,150           8,189
   AT&T Wireless Services*           717,300           5,817
   BellSouth                         338,186          11,255
   Broadwing*                         40,200             154
   CenturyTel                         23,300             722
   Citizens Communications*           25,400             239
   Level 3 Communications* (C)        34,800             157
   Lucent Technologies* (C)          565,800           2,631

--------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   Oni Systems*                        6,000     $        24
   Openwave Systems*                  17,000             102
   Qwest Communications
     International*                  602,055           3,107
   SBC Communications                497,100          17,045
   Sprint-FON Group                  301,900           4,966
   Telephone & Data Systems            3,950             299
   US Cellular*                        1,900              71
   Verizon Communications            528,152          22,710
   Vodafone Group ADR                106,146           1,585
   WorldCom-MCI Group (C)             12,144              34
   WorldCom-WorldCom Group*        1,407,700           2,337
                                                 -----------
                                                      84,091
                                                 -----------
TRUCKING -- 1.1%
   CNF                                 8,100             292
   Expeditors International
     Washington                      205,000          12,115
   Navistar International*             9,900             352
   United Parcel Service, Cl B (C)   312,758          18,884
   Yellow*                            62,700           1,720
                                                 -----------
                                                      33,363
                                                 -----------
WHOLESALE -- 0.4%
   Fastenal (C)                      111,000           4,386
   Genuine Parts                      77,800           2,844
   Ingram Micro, Cl A*                86,000           1,238
   Tech Data*                         34,600           1,393
   W.W. Grainger                      12,300             647
                                                 -----------
                                                      10,508
                                                 -----------
Total Common Stock
   (Cost $2,711,354)                               2,808,790
                                                 -----------

U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bills (A)
     1.740%, 08/29/02                 $6,025           6,000
                                                 -----------
Total U.S. Treasury Obligations
   (Cost $5,998)                                       6,000
                                                 -----------

--------------------------------------------------------------------------------
18            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.8%
   Morgan Stanley Dean Witter (B)
     1.770%, dated 05/31/02, matures
     06/03/02, repurchase price
     $81,530,637 (collateralized by
     U.S. Agency obligations, total
     market value: $83,557,353)      $81,519      $   81,519
                                                  ----------
Total Repurchase Agreement
   (Cost $81,519)                                     81,519
                                                  ----------
Total Investments -- 98.6%
   (Cost $2,798,871)                              $2,896,309
                                                  ----------
Short-Term Investments Held as Collateral
   for Loaned Securities -- 4.3%                     126,997
Collateral on Securities Loaned-- (4.3)%            (126,997)
                                                  ----------

OTHER ASSETS AND LIABILITIES -- 1.4%
Receivable Due from Distributor                           96
Investment Advisory Fee Payable                         (630)
Distribution Fee Payable                                 (96)
Other Assets and Liabilities                          42,456
                                                  ----------
Total Other Assets and Liabilities, Net               41,826
                                                  ----------

NET ASSETS:
Paid in Capital
   (unlimited authorization -- no par value)
   based on 212,605,221 outstanding shares of
   beneficial interest                             3,404,712
Undistributed net investment income                    5,436
Accumulated net realized loss on investments        (567,809)
Net unrealized appreciation on investments            97,438
Net unrealized depreciation on futures contracts      (1,642)
                                                  ----------
Total Net Assets -- 100.0%                        $2,938,135
                                                  ==========
Net asset value, offering and redemption
   price per share                                    $13.82
                                                  ==========

* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement
(C) This security or a partial position of this security is on loan at May 31, 2002 (see note 13). The total value of the securities on loan at May 31, 2002 was $121,575,103.
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            19

SCHEDULE OF INVESTMENTS



Large Cap Value Fund
May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
COMMON STOCK -- 97.6%
AEROSPACE & DEFENSE -- 2.9%
   Boeing                             38,100       $   1,625
   General Dynamics                   24,000           2,414
   Goodrich                           29,900             999
   Hughes Electronics*                15,900             232
   Lockheed Martin                    16,800           1,042
   Northrop Grumman                   20,003           2,427
   Raytheon                           36,300           1,605
   Rockwell Collins                   19,000             494
   United Technologies                13,900             957
                                                   ---------
                                                      11,795
                                                   ---------
AIR TRANSPORTATION -- 0.4%
   AMR*                                6,700             140
   Continental Airlines, Cl B* (C)     3,300              74
   Delta Air Lines (C)                 5,300             139
   FedEx*                             13,500             728
   Northwest Airlines*                 1,400              23
   Skywest                               900              21
   Southwest Airlines                 34,400             586
   UAL (C)                             3,200              39
   US Airways Group* (C)               4,200              13
                                                   ---------
                                                       1,763
                                                   ---------
APPAREL/TEXTILES -- 0.3%
   Jones Apparel Group*                1,200              48
   Liz Claiborne                      17,500             536
   Mohawk Industries*                  1,900             124
   Polo Ralph Lauren*                  2,800              73
   VF                                 14,300             608
                                                   ---------
                                                       1,389
                                                   ---------
AUTOMOTIVE -- 1.5%
   Autoliv                             4,000              94
   Dana                               29,600             631
   Delphi                             37,700             594
   Ford Motor                         83,722           1,478
   General Motors                     38,000           2,362
   ITT Industries                      3,800             255
   Lear* (C)                           2,500             116
   Paccar (C)                          4,800             212
   TRW                                 5,000             274
   Visteon                             8,852             139
                                                   ---------
                                                       6,155
                                                   ---------
BANKS -- 13.7%
   AmSouth Bancorp                    16,000             355
   Associated Banc                     4,000             151
   Astoria Financial                  29,300           1,022
   Bank of America                   134,600          10,204

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Bank of Hawaii                      3,900       $     113
   Bank of New York                   21,000             762
   Bank One                           83,100           3,376
   Banknorth Group                     7,400             199
   BB&T                               21,200             797
   Charter One Financial (C)          10,550             382
   City National                       1,700              92
   Comerica                           16,300           1,045
   Commerce Bancorp                    1,800              87
   Commerce Bancshares                 2,625             119
   Compass Bancshares                  6,400             223
   Cullen/Frost Bankers                2,100              81
   Fifth Third Bancorp                 5,238             341
   First Tennessee National            6,200             242
   First Virginia Banks                1,800             102
   FirstMerit                          2,900              80
   FleetBoston Financial              60,600           2,136
   Fulton Financial                    3,850              75
   Golden State Bancorp                3,800             145
   Golden West Financial              20,200           1,413
   Greenpoint Financial               23,700           1,213
   Hibernia, Cl A                      6,900             138
   Hudson City Bancorp                 1,400              55
   Huntington Bancshares              12,600             252
   JP Morgan Chase                   103,790           3,731
   Keycorp                            29,800             814
   M&T Bank                            3,900             340
   Marshall & Ilsley                   4,500             279
   Mellon Financial                   54,100           2,007
   Mercantile Bankshares               3,700             154
   National City                      52,200           1,737
   National Commerce Financial         8,700             241
   North Fork Bancorporation (C)       8,000             314
   Northern Trust                      4,800             249
   Old National Bancorp                2,085              53
   Peoples Bank Bridgeport               300               8
   PNC Financial Services Group       28,600           1,609
   Popular                             5,700             182
   Provident Financial Group             900              27
   Regions Financial                  10,300             371
   Roslyn Bancorp                      4,600             109
   Sky Financial Group                 3,000              67
   SouthTrust                         16,700             434
   Sovereign Bancorp                  12,300             190
   State Street                        8,000             372
   SunTrust Banks                     11,700             799
   Synovus Financial                   2,400              64
   TCF Financial                       3,200             164
   Trustmark                           1,300              33
   Union Planters                      6,700             336
   UnionBanCal                        19,600             961
   US Bancorp                         88,300           2,088
   Valley National Bancorp             3,581             100
   Wachovia                           87,100           3,342

--------------------------------------------------------------------------------
20            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Washington Federal                  2,640       $      72
   Washington Mutual                  97,927           3,806
   Webster Financial                   2,300              91
   Wells Fargo                        96,100           5,036
   Wilmington Trust                    1,200              75
   Zions Bancorporation                4,500             248
                                                   ---------
                                                      55,703
                                                   ---------
BEAUTY PRODUCTS -- 1.5%
   Alberto-Culver, Cl B (C)            2,000             106
   Avon Products                      10,000             530
   Colgate-Palmolive                   6,430             349
   Ecolab                                700              33
   Estee Lauder, Cl A                    700              26
   Gillette                           24,300             864
   International Flavors & Fragrances  3,900             133
   Procter & Gamble                   47,720           4,273
                                                   ---------
                                                       6,314
                                                   ---------
BIOTECHNOLOGY -- 0.9%
   Applera - Celera Genomics Group*    3,500              51
   Biogen*                            53,600           2,673
   Genzyme*                           28,400             910
                                                   ---------
                                                       3,634
                                                   ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.4%
   Adelphia Communications, Cl A* (C)  3,600               3
   Belo, Cl A                          3,600              86
   Cablevision Systems - Rainbow
     Media Group, Cl A* (C)            1,850              38
   Cablevision Systems, Cl A*          3,700              69
   Charter Communications, Cl A*       6,000              42
   Clear Channel Communications*      12,800             681
   Comcast, Cl A*                     32,600             918
   COX Communications, Cl A*           9,200             309
   Dow Jones                           1,200              66
   E.W. Scripps, Cl A                  1,200              92
   Emmis Communications, Cl A*         1,700              50
   Entercom Communications*            1,050              55
   Entravision Communications, Cl A*     400               6
   Fox Entertainment Group, Cl A*      5,100             128
   Gannett                            12,500             948
   Gemstar-TV Guide International*     5,400              51
   Hearst-Argyle Television*             400              10
   Hispanic Broadcasting*              1,700              42
   Hollinger International               100               1
   Insight Communications*             2,200              34
   Interpublic Group                   1,768              58
   Knight-Ridder                       3,400             224
   Lamar Advertising*                  2,900             125
   Liberty Media, Cl A*              120,000           1,446
   McClatchy, Cl A                       800              50

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   McGraw-Hill                         5,900       $     372
   McLeodUSA* (C)                     20,431               1
   Mediacom Communications*            1,700              18
   Meredith                            1,400              57
   New York Times, Cl A                7,300             367
   R.R. Donnelley & Sons              22,500             649
   Radio One, Cl D*                    3,600              78
   Readers Digest, Cl A                4,700             105
   Tellium*                              800               1
   Tribune                             9,100             387
   USA Interactive* (C)                2,700              77
   Valassis Communications*            2,300              94
   Viacom, Cl B*                      33,823           1,656
   Washington Post, Cl B                 100              62
   Westwood One*                       2,900             111
                                                   ---------
                                                       9,567
                                                   ---------
BUILDING & CONSTRUCTION -- 0.8%
   American Standard*                    300              23
   Centex                             10,500             564
   Clayton Homes                       5,100              90
   D.R. Horton                         4,500             110
   Lafarge North America (C)           8,000             335
   Lennar                              2,500             137
   Martin Marietta Materials           2,500             100
   Masco                              21,600             576
   Pulte Homes                        15,700             852
   Texas Industries                    5,500             207
   Vulcan Materials                    3,500             167
                                                   ---------
                                                       3,161
                                                   ---------
CHEMICALS -- 2.9%
   Ashland                            19,700             748
   Cabot                              19,600             483
   Dow Chemical                      115,700           3,858
   E.I. Du Pont de Nemours            71,000           3,266
   Eastman Chemical                   25,500           1,179
   Engelhard                           5,500             171
   FMC*                                4,000             142
   Great Lakes Chemical                2,300              59
   Hercules*                           4,800              60
   Lubrizol                           18,000             630
   Lyondell Chemical                   5,500              90
   Millennium Chemicals               10,000             143
   Monsanto                            1,200              32
   OM Group                            1,400              92
   PPG Industries                      8,000             458
   Rohm & Haas                         6,800             256
   Sigma-Aldrich                       3,600             172
   Solutia                             1,400              11
                                                   ---------
                                                      11,850
                                                   ---------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            21

SCHEDULE OF INVESTMENTS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
COAL MINING -- 0.0%
   Arch Coal                           1,300       $      31
   Massey Energy                       4,000              52
   Peabody Energy                        100               3
                                                   ---------
                                                          86
                                                   ---------
COMMERCIAL SERVICES -- 0.8%
   Cendant* (C)                      115,987           2,120
   Fluor                               4,000             150
   Harte-Hanks                         1,900              42
   Iron Mountain*                      1,050              33
   Jacobs Engineering Group*           1,600              61
   KPMG Consulting*                    2,300              36
   Manpower                            3,800             158
   Quanta Services*                      700               9
   Quintiles Transnational* (C)        3,200              45
   Rockwell Automation                21,300             467
   Service International*             12,500              52
   ServiceMaster                      13,000             194
   Viad                                3,000              89
                                                   ---------
                                                       3,456
                                                   ---------
COMMUNICATIONS EQUIPMENT -- 1.0%
   ADC Telecommunications*            23,100              77
   Advanced Fibre Communication*       2,300              44
   American Tower, Cl A*               4,100              16
   Corning* (C)                       23,300             112
   Crown Castle International*         3,900              18
   Harris                              2,300              87
   Motorola                          209,800           3,355
   PanAmSat*                           1,400              34
   Polycom*                              800              15
   Sycamore Networks*                  3,700              13
   Tellabs*                           17,700             171
   Utstarcom*                          2,200              49
                                                   ---------
                                                       3,991
                                                   ---------
COMPUTERS & SERVICES -- 3.3%
   3Com*                               9,300              52
   Apple Computer*                    15,900             371
   Ariba* (C)                          7,200              21
   Autodesk                           29,900             404
   Ceridian*                           5,400             123
   CMGI* (C)                          10,100               8
   CNET Networks*                      4,400              14
   Computer Sciences*                 51,100           2,421
   Diebold                             3,600             142
   DoubleClick*                          900               7
   Earthlink*                          2,800              18
   Electronic Data Systems            38,800           2,049
   Enterasys Networks*                 4,500               8
   Gateway*                            6,800              36

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Hewlett-Packard                   178,502       $   3,408
   International Business Machines    37,800           3,041
   Maxtor*                             5,400              29
   NCR*                               19,500             713
   Palm*                              10,500              17
   Quantum*                            7,200              50
   Riverstone Networks*                3,152              11
   RSA Security*                       1,850              11
   Sandisk*                            1,800              25
   Storage Technology*                 3,300              59
   Ticketmaster, Cl B*                 1,000              21
   Unisys*                            13,200             151
   WebMD*                              6,600              43
                                                   ---------
                                                      13,253
                                                   ---------
CONTAINERS & PACKAGING -- 0.6%
   Ball                                7,200             299
   Bemis                               2,600             130
   Crown Cork & Seal* (C)             10,100              84
   Owens-Illinois*                    39,900             698
   Packaging Corporation of America*   1,400              28
   Pactiv*                             8,000             185
   Sealed Air*                           400              18
   Smurfit-Stone Container*           35,000             571
   Sonoco Products                    15,600             436
                                                   ---------
                                                       2,449
                                                   ---------
DATA PROCESSING -- 0.1%
   Acxiom* (C)                         3,700              66
   Dun & Bradstreet*                   3,100             115
   Reynolds & Reynolds, Cl A          13,000             396
                                                   ---------
                                                         577
                                                   ---------
DRUGS -- 1.6%
   Abbott Laboratories                28,850           1,370
   Bristol-Myers Squibb               25,700             800
   Cephalon*                             300              16
   Eli Lilly                           7,800             505
   ICN Pharmaceuticals (C)             1,900              53
   Medicis Pharmaceutical, Cl A*         600              28
   Merck                              50,500           2,883
   Mylan Laboratories                  3,800             118
   Pfizer                             14,400             498
   Pharmacia                           4,900             212
   Sepracor* (C)                         700               8
                                                   ---------
                                                       6,491
                                                   ---------
ELECTRICAL SERVICES -- 4.7%
   Allegheny Energy                    6,200             223
   Allete                              3,700             111
   Alliant Energy                      3,300              91

--------------------------------------------------------------------------------
22            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Ameren (C)                          6,100       $     267
   American Electric Power (C)        42,560           1,819
   American Power Conversion*          8,200             114
   Aquila                              7,282              94
   Black Hills                         1,100              39
   Capstone Turbine*                   1,700               4
   Cinergy (C)                        13,300             485
   CMS Energy                          6,900             125
   Conectiv                            3,300              82
   Consolidated Edison (C)            19,400             849
   Constellation Energy Group          8,000             242
   Cooper Industries, Cl A             8,200             356
   Dominion Resources                 12,522             811
   DPL                                 5,100             135
   DTE Energy                          7,836             367
   Duke Energy                        38,600           1,236
   Edison International*              49,000             914
   Energy East                        16,100             372
   Entergy                             9,400             413
   Exelon                             15,100             808
   FirstEnergy                        13,852             478
   FPL Group                          18,400           1,159
   Great Plains Energy                 2,800              65
   Hubbell, Cl B                       1,800              66
   Idacorp                             1,200              42
   Kemet*                              4,300              87
   MDU Resources Group                 2,700              81
   Mirant*                             7,076              67
   Molex                               4,900             185
   NiSource                            8,900             216
   Northeast Utilities                 5,700             113
   NRG Energy*                           700               7
   NSTAR                               2,000              96
   OGE Energy                          2,600              59
   PG&E*                              42,000             903
   Pinnacle West Capital              13,000             521
   Potomac Electric Power              4,200              89
   PPL                                 6,300             223
   Progress Energy                     9,600             498
   Public Service Enterprise Group    23,100           1,046
   Puget Energy (C)                    4,100              85
   Reliant Energy                     23,800             405
   Reliant Resources* (C)              3,500              33
   SCANA                               4,100             128
   Southern                           32,700             883
   TECO Energy                         7,200             179
   TXU (C)                            12,600             647
   Western Resources                   3,400              58
   Wisconsin Energy                   15,600             410
   XCEL Energy                        17,900             385
                                                   ---------
                                                      19,171
                                                   ---------

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
ELECTRONICS -- 0.6%
   Agilent Technologies* (C)          13,700       $     361
   Arrow Electronics* (C)             22,500             563
   Avnet                              19,100             442
   AVX                                 2,000              43
   Energizer Holdings*                 4,700             127
   Sanmina-SCI*                        4,964              57
   Solectron* (C)                     36,200             292
   Tektronix*                          3,600              73
   Thomas & Betts*                    10,500             229
   Vishay Intertechnology*             5,900             145
                                                   ---------
                                                       2,332
                                                   ---------
ENTERTAINMENT -- 0.7%
   Brunswick                           4,500             120
   Callaway Golf                       2,800              47
   Hasbro                              6,600             101
   International Speedway, Cl A        1,000              41
   Mattel                             19,400             412
   Six Flags*                          4,600              74
   Walt Disney                        94,174           2,157
                                                   ---------
                                                       2,952
                                                   ---------
ENVIRONMENTAL SERVICES -- 0.7%
   Allied Waste Industries*            3,500              39
   Republic Services*                  7,200             151
   Waste Management                   98,200           2,696
                                                   ---------
                                                       2,886
                                                   ---------
FINANCIAL SERVICES -- 10.0%
   A.G. Edwards                        4,000             159
   Allied Capital (C)                 28,300             699
   American Express                   57,100           2,427
   Bear Stearns                       16,800           1,009
   Citigroup                         284,769          12,296
   Countrywide Credit Industry        22,100           1,090
   Deluxe                              7,900             357
   E*trade Group*                      6,900              43
   Fannie Mae                         48,060           3,845
   Franklin Resources                 40,900           1,780
   Freddie Mac                        29,420           1,929
   Goldman Sachs Group                 9,600             724
   H&R Block                           4,500             202
   Household International            48,300           2,471
   Instinet Group*                     1,700              13
   John Nuveen, Cl A                     250              14
   Knight Trading Group*               2,400              15
   Legg Mason (C)                      3,200             177
   Lehman Brothers Holdings           40,000           2,440
   MBNA                               49,500           1,792
   Merrill Lynch                      38,900           1,584

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            23

SCHEDULE OF INVESTMENTS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Moody's                             1,100       $      53
   Morgan Stanley Dean Witter         63,750           2,898
   Neuberger Berman                    1,000              44
   SLM                                21,500           2,074
   Stilwell Financial                  9,600             207
   T. Rowe Price Group                 5,200             188
                                                   ---------
                                                      40,530
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 4.4%
   Adolph Coors, Cl B                  5,600             374
   Albertson's                        39,400           1,386
   American Water Works                4,100             178
   Anheuser-Busch                     22,700           1,171
   Archer-Daniels-Midland             25,525             371
   Brown-Forman, Cl B                  1,400             110
   Campbell Soup (C)                   5,000             141
   Coca-Cola                          15,200             844
   Coca-Cola Enterprises               7,900             172
   Conagra Foods                      32,600             802
   Constellation Brands, Cl A*         3,000              88
   General Mills                      16,400             746
   H.J. Heinz                         10,500             427
   Hershey Foods                       3,300             220
   Hormel Foods                        2,800              68
   Kellogg                             7,000             257
   McCormick                           3,900             102
   Pepsi Bottling Group               11,200             370
   PepsiAmericas                       3,600              57
   PepsiCo                            26,160           1,360
   Philip Morris                      86,800           4,969
   RJ Reynolds Tobacco Holdings        8,100             573
   Ruddick                            14,300             232
   Sara Lee                           21,481             453
   Smithfield Foods*                   5,500             101
   Supervalu                          37,268           1,125
   Sysco                               8,900             248
   Tootsie Roll Industries               524              25
   Tyson Foods, Cl A                  33,304             492
   UST                                 4,400             169
   Winn-Dixie Stores (C)               4,000              78
   Wm. Wrigley Jr.                     4,500             258
                                                   ---------
                                                      17,967
                                                   ---------
GAS/NATURAL GAS -- 0.8%
   Air Products & Chemicals           10,700             537
   Dynegy, Cl A                          600               5
   El Paso                            33,600             862
   KeySpan                             6,000             227
   Kinder Morgan                       2,600             112
   National Fuel Gas                   2,900              67
   Nicor                               2,100             101
   Praxair                             7,200             403

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Questar                             3,100       $      85
   Sempra Energy                      20,700             518
   Vectren                             2,400              61
   Williams                           19,000             270
                                                   ---------
                                                       3,248
                                                   ---------
HAND/MACHINE TOOLS -- 0.3%
   Black & Decker                      2,600             124
   Illinois Tool Works                11,000             782
   Snap-On                             2,700              85
   Stanley Works                       4,000             170
                                                   ---------
                                                       1,161
                                                   ---------
HOTELS & LODGING -- 0.4%
   Extended Stay America*              2,000              32
   Harrah's Entertainment*             4,600             219
   Hilton Hotels                      16,200             230
   Mandalay Resort Group*              3,000              98
   Marriott International, Cl A        7,700             312
   MGM Mirage* (C)                     2,600              98
   Park Place Entertainment*          12,900             146
   Starwood Hotels & Resorts
     Worldwide                         8,600             304
                                                   ---------
                                                       1,439
                                                   ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.8%
   Clorox                              7,400             339
   Ethan Allen Interiors               1,300              49
   Fortune Brands                      7,200             386
   Leggett & Platt                    27,400             721
   Maytag                              1,400              63
   Newell Rubbermaid                  11,200             383
   Whirlpool                          18,000           1,285
                                                   ---------
                                                       3,226
                                                   ---------
INSURANCE -- 8.7%
   21st Century Insurance Group          800              17
   ACE                                28,100             973
   Aetna                              15,100             723
   Aflac                              12,300             396
   Alleghany*                            102              19
   Allmerica Financial                 2,700             131
   Allstate                           50,300           1,936
   AMBAC Financial Group              15,300           1,031
   American Financial Group            1,400              38
   American International Group       32,076           2,148
   American National Insurance           300              30
   AON                                69,600           2,327
   Chubb                              26,465           1,989
   Cigna                              36,100           3,828
   Cincinnati Financial                6,600             300
   CNA Financial*                      1,200              32

--------------------------------------------------------------------------------
24            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Conseco* (C)                       12,300       $      34
   Erie Indemnity, Cl A                1,100              46
   Fidelity National Financial         4,709             144
   Hartford Financial Services Group  44,800           2,957
   HCC Insurance Holdings              2,800              76
   Humana*                             8,400             128
   Jefferson-Pilot                     7,250             345
   John Hancock Financial Services    13,300             488
   Leucadia National                   1,200              41
   Lincoln National                   68,900           3,088
   Loews                              18,600           1,062
   Markel*                               300              63
   Marsh & McLennan                   27,120           2,736
   MBIA                                7,100             398
   Mercury General                       900              43
   Metlife                            13,600             452
   MGIC Investment                     4,300             313
   Mony Group                          1,800              63
   Nationwide Financial Services,
     Cl A                              1,400              60
   Old Republic International         26,600             883
   PMI Group                          12,300           1,053
   Progressive                         8,400             497
   Protective Life                     3,300             110
   Radian Group                        3,500             190
   Reinsurance Group of America        1,000              31
   Safeco                              6,300             202
   St. Paul                           64,800           2,761
   Torchmark                          23,000             928
   Transatlantic Holdings                800              70
   Unitrin                             1,700              67
   UnumProvident                       9,300             235
                                                   ---------
                                                      35,482
                                                   ---------
LEASING & RENTING -- 0.0%
   GATX                                2,300              73
   United Rentals*                     1,400              33
                                                   ---------
                                                         106
                                                   ---------
MACHINERY -- 1.6%
   Caterpillar                        15,400             805
   Cummins                            15,400             567
   Deere                              35,000           1,645
   Dover                               9,000             320
   Emerson Electric                   19,600           1,134
   FMC Technologies*                     947              21
   Johnson Controls                    6,500             572
   Pall                                4,400             100
   Parker Hannifin (C)                 5,100             250
   Pentair                             2,300             108
   SPX*                                1,300             179
   Tecumseh Products, Cl A             8,900             414



--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Teleflex                            1,400         $    81
   Thermo Electron*                    8,600             158
                                                   ---------
                                                       6,354
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 3.6%
   AmerisourceBergen (C)               1,584             122
   Apogent Technologies*               2,700              67
   Bausch & Lomb                      15,500             586
   Baxter International                2,060             111
   Beckman Coulter                    10,600             530
   Becton Dickinson                   11,600             436
   Boston Scientific*                 90,814           2,529
   C.R. Bard                           2,100             116
   Cerner*                               300              16
   DaVita* (C)                         1,500              35
   Dentsply International              1,400              56
   Guidant*                           49,800           1,992
   HCA                                20,600           1,012
   Health Management
     Associates, Cl A*                 5,700             117
   Health Net*                         4,600             133
   Healthsouth*                       17,300             245
   Henry Schein*                       1,600              79
   Hillenbrand Industries              1,800             109
   Johnson & Johnson                  31,494           1,932
   McKesson                           11,100             416
   Omnicare                            3,500              98
   St. Jude Medical*                     300              25
   Tenet Healthcare*                  35,400           2,637
   Triad Hospitals*                    2,700             122
   Trigon Healthcare*                  1,600             166
   UnitedHealth Group                  3,000             273
   Universal Health Services, Cl B*    1,200              60
   Viasys Healthcare*                    564              12
   Wellpoint Health Networks* (C)      5,100             378
   Zimmer Holdings*                    2,930             103
                                                   ---------
                                                      14,513
                                                   ---------
METALS & MINING -- 0.7%
   Alcoa                              35,000           1,224
   Freeport-McMoRan Copper &
     Gold, Cl B* (C)                  29,900             591
   Newmont Mining                      7,900             247
   Phelps Dodge                        3,800             148
   Precision Castparts                 2,700              95
   Timken                             17,600             394
                                                   ---------
                                                       2,699
                                                   ---------
MISCELLANEOUS MANUFACTURING -- 1.2%
   Crane                               2,400              66
   Danaher (C)                           700              49
   Eaton                               1,700             137

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            25

SCHEDULE OF INVESTMENTS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Honeywell International            66,200       $   2,595
   Pittston Brink's Group             10,500             284
   Textron                             5,600             263
   Tyco International                 64,500           1,416
                                                   ---------
                                                       4,810
                                                   ---------
OFFICE/BUSINESS EQUIPMENT -- 0.7%
   3M                                 11,900           1,493
   Avery Dennison                      2,300             150
   HON Industries                      2,200              62
   Imagistics International*             648              13
   Pitney Bowes                       10,300             422
   Steelcase, Cl A                     2,700              43
   Xerox* (C)                         60,800             545
                                                   ---------
                                                       2,728
                                                   ---------
PAINT & RELATED PRODUCTS -- 0.1%
   Sherwin-Williams                    5,500             174
   Valspar                             2,000              94
                                                   ---------
                                                         268
                                                   ---------
PAPER & PAPER PRODUCTS -- 2.7%
   Boise Cascade                       2,600              93
   Bowater                             2,700             141
   Georgia-Pacific                    20,656             551
   International Paper                70,068           3,020
   Kimberly-Clark                     53,600           3,480
   MeadWestvaco                       22,572             712
   Temple-Inland                       2,400             134
   Weyerhaeuser                       43,000           2,816
                                                   ---------
                                                      10,947
                                                   ---------
PETROLEUM & FUEL PRODUCTS -- 8.2%
   Amerada Hess                       12,800           1,053
   Anadarko Petroleum                 14,600             741
   Apache (C)                          4,410             246
   Burlington Resources                5,200             211
   ChevronTexaco (C)                  66,779           5,826
   Conoco                             62,400           1,677
   Devon Energy                        4,400             230
   Diamond Offshore Drilling             700              24
   ENSCO International                 1,500              49
   EOG Resources                       1,100              45
   Equitable Resources                 2,400              86
   Exxon Mobil                       333,100          13,301
   Forest Oil*                           700              21
   Global Industries*                  3,200              24
   Grant Prideco*                      3,500              53
   Helmerich & Payne                   1,900              73
   Kerr-McGee                          4,000             232
   Marathon Oil                       27,200             746
   Murphy Oil                            400              37

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Newfield Exploration*                 400       $      14
   Noble Energy                        3,000             115
   Occidental Petroleum               81,800           2,443
   Ocean Energy                        3,800              84
   Phillips Petroleum                 83,880           4,827
   Pioneer Natural Resources*          5,200             125
   Pogo Producing                      1,500              47
   Pride International*                2,200              43
   Rowan                               1,300              33
   Sunoco                              3,700             132
   Tidewater                           1,700              69
   Unocal                             10,700             394
   Valero Energy                       4,600             182
   Varco International*                  700              14
   Weatherford International*          1,200              60
                                                   ---------
                                                      33,257
                                                   ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
   Eastman Kodak (C)                  28,200             938
                                                   ---------
RAILROADS -- 1.1%
   Burlington Northern Santa Fe       50,300           1,424
   CSX                                30,300           1,042
   Norfolk Southern                   68,000           1,440
   Union Pacific (C)                  11,600             710
                                                   ---------
                                                       4,616
                                                   ---------
REAL ESTATE -- 0.0%
   Catellus Development*               3,500              71
   St. Joe                               800              25
                                                   ---------
                                                          96
                                                   ---------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
   AMB Property                        2,400              70
   Apartment Investment &
     Management, Cl A                  2,700             126
   Archstone-Smith Trust               5,100             138
   Arden Realty                        2,600              70
   AvalonBay Communities               3,300             156
   Boston Properties                   3,100             127
   CarrAmerica Realty                  3,000              94
   Crescent Real Estate Equity         4,200              82
   Duke Realty                         6,900             187
   Equity Office Properties Trust     19,742             595
   Equity Residential                 13,200             382
   General Growth Properties           2,800             136
   Health Care Property Investors      2,200              92
   Hospitality Properties Trust        3,500             124
   Host Marriott (C)                  11,600             133
   iStar Financial                     3,500             107
   Kimco Realty                        3,400             108
   Liberty Property Trust              2,800              97

--------------------------------------------------------------------------------
26            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Mack-Cali Realty                    2,100       $      73
   New Plan Excel Realty Trust         4,000              79
   Plum Creek Timber                   4,903             149
   Prologis Trust                      8,167             196
   Public Storage                      3,600             132
   Rouse                               2,700              90
   Simon Property Group                6,500             221
   Vornado Realty Trust                3,200             142
                                                   ---------
                                                       3,906
                                                   ---------
RETAIL -- 3.1%
   Autonation*                        12,100             209
   Autozone*                           2,000             164
   Barnes & Noble*                     2,100              65
   Big Lots*                           5,300              95
   Blockbuster, Cl A (C)               1,400              39
   Borders Group*                      3,400              71
   Brinker International*              3,200             107
   Circuit City Stores                 8,700             199
   Costco Wholesale*                  18,900             742
   CVS                                 2,100              67
   Darden Restaurants (C)             44,900           1,128
   Federated Department Stores*       34,200           1,416
   Foot Locker*                        6,700             103
   JC Penney                          11,700             286
   K Mart* (C)                        17,200              18
   Limited                            15,700             330
   May Department Stores              32,800           1,154
   McDonald's                         59,400           1,778
   Neiman-Marcus Group, Cl A*          1,300              48
   Nike, Cl B                          3,000             161
   Nordstrom                           4,400             108
   Office Depot*                      13,500             247
   Outback Steakhouse*                 3,100             123
   Payless Shoesource*                 1,200              67
   Reebok International*               2,200              58
   Rite Aid*                           7,100              24
   Ross Stores                         3,900             164
   Saks*                               5,000              70
   Sears Roebuck                      33,000           1,949
   Staples*                            4,700              99
   Talbots                               300              11
   Target                             18,800             779
   Toys "R" Us*                        9,500             173
   Weis Markets                          400              15
   Wendy's International               4,400             167
   Yum! Brands*                        6,600             422
                                                   ---------
                                                      12,656
                                                   ---------
RETIREMENT/AGED CARE -- 0.0%
   Manor Care*                         4,300             111
                                                   ---------

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
RUBBER-TIRES -- 0.3%
   Cooper Tire & Rubber               15,900       $     363
   Goodyear Tire & Rubber (C)         32,400             710
                                                   ---------
                                                       1,073
                                                   ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.2%
   Advanced Micro Devices*             3,800              43
   Agere Systems, Cl A*                3,300              10
   Amkor Technology*                   1,900              28
   Atmel*                             10,200              84
   Cirrus Logic*                       1,200              13
   Conexant Systems*                   5,700              41
   Cypress Semiconductor*              1,600              32
   Integrated Device Technology*         200               5
   JDS Uniphase*                      28,900             101
   LSI Logic*                          9,500             108
   Micron Technology*                 12,600             297
   Mykrolis*                             500               7
   National Semiconductor*             5,100             157
   Vitesse Semiconductor*              1,600               8
                                                   ---------
                                                         934
                                                   ---------
SOFTWARE -- 0.2%
   BMC Software*                       3,300              56
   Computer Associates
     International (C)                20,600             358
   Compuware*                          8,200              60
   DST Systems*                          400              20
   Intuit*                             2,300             101
   Network Associates* (C)             2,700              52
   Sybase*                             1,000              13
   TIBCO Software*                       700               4
   Vignette*                           5,800              12
                                                   ---------
                                                         676
                                                   ---------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding*                   5,000              70
   Allegheny Technologies              2,600              46
   Nucor                               3,400             227
   United States Steel                 4,600              94
                                                   ---------
                                                         437
                                                   ---------
TELEPHONES & TELECOMMUNICATIONS -- 5.1%
   Allegiance Telecom* (C)               900               1
   Alltel                             14,600             752
   AT&T                              187,035           2,239
   BellSouth                          93,800           3,122
   Broadwing*                         11,900              45
   CenturyTel                          6,800             211
   Citizens Communications*            5,400              51
   Level 3 Communications* (C)         9,200              41
   Lucent Technologies* (C)          155,800             724

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            27

SCHEDULE OF INVESTMENTS


Large Cap Value Fund (Concluded)
May 31, 2002
--------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   Nextel Partners, Cl A*              1,000       $       5
   Oni Systems*                        2,900              12
   Openwave Systems*                   5,200              31
   Qwest Communications
     International*                  154,033             795
   SBC Communications                134,812           4,623
   Sprint-FON Group                   76,400           1,257
   Telephone & Data Systems            1,000              76
   US Cellular*                          500              18
   Verizon Communications            142,806           6,141
   WorldCom-MCI Group                  4,368              12
   WorldCom-WorldCom Group* (C)      333,010             553
                                                   ---------
                                                      20,709
                                                   ---------
TRUCKING -- 0.2%
   CNF                                 2,600              94
   Navistar International*             3,100             110
   United Parcel Service, Cl B         2,100             127
   Yellow*                            20,200             554
                                                   ---------
                                                         885
                                                   ---------
WHOLESALE -- 0.5%
   Genuine Parts                      29,300           1,071
   Ingram Micro, Cl A*                26,000             374
   Tech Data*                          9,100             367
   W.W. Grainger                       3,200             168
                                                   ---------
                                                       1,980
                                                   ---------
Total Common Stock
   (Cost $384,014)                                   396,727
                                                   ---------

U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bills (A)
     1.687%, 08/29/02                $   865             861
                                                   ---------
Total U.S. Treasury Obligations
   (Cost $861)                                           861
                                                   ---------


--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
   Morgan Stanley Dean Witter (B)
     1.770%, dated 05/31/02, matures
     06/03/02, repurchase price
     $9,133,894 (collateralized by
     U.S. Agency obligations, total
     market value: $9,319,546)        $9,133       $   9,133
                                                   ---------
Total Repurchase Agreement
   (Cost $9,133)                                       9,133
                                                   ---------
Total Investments -- 100.1%
   (Cost $394,008)                                 $ 406,721
                                                   =========


Percentages are based on Net Assets of $406,493,950.
* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement
(C) This security or a partial position of this security is on loan at May 31, 2002 (see note 13). The total value of the securities on loan at May 31, 2002 was $16,054,293.
Cl  -- Class

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
28            SEI Institutional Investments Trust / Annual Report / May 31, 2002

STATEMENT OF NET ASSETS



Large Cap Growth Fund
May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
COMMON STOCK -- 94.8%
AEROSPACE & DEFENSE -- 0.1%
   United Technologies                 4,700       $     324
                                                   ---------
APPAREL/TEXTILES -- 0.7%
   Cintas                             34,300           1,791
                                                   ---------
AUTOMOTIVE -- 0.6%
   Harley-Davidson                    29,700           1,562
                                                   ---------
BANKS -- 2.8%
   Bank of New York                   13,823             502
   Bank One                           16,200             658
   JP Morgan Chase                    40,300           1,449
   Northern Trust                     41,000           2,124
   State Street                       54,500           2,532
                                                   ---------
                                                       7,265
                                                   ---------
BEAUTY PRODUCTS -- 2.6%
   Avon Products                       6,100             323
   Colgate-Palmolive                  39,351           2,133
   Gillette                           53,097           1,889
   Procter & Gamble                   25,578           2,290
                                                   ---------
                                                       6,635
                                                   ---------
BIOTECHNOLOGY -- 2.0%
   Amgen*                             91,939           4,379
   Gilead Sciences*                   19,100             681
                                                   ---------
                                                       5,060
                                                   ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.3%
   AOL Time Warner*                  108,400           2,027
   Clear Channel Communications*      41,000           2,182
   Comcast, Cl A* (C)                 99,800           2,810
   COX Communications, Cl A* (C)      69,100           2,325
   Liberty Media, Cl A*              247,100           2,978
   Viacom, Cl B*                      29,000           1,420
                                                   ---------
                                                      13,742
                                                   ---------
BUILDING & CONSTRUCTION -- 0.6%
   Masco                              60,209           1,605
                                                   ---------
COMMERCIAL SERVICES -- 2.4%
   Paychex                           138,304           4,792
   Robert Half International*         51,500           1,271
                                                   ---------
                                                       6,063
                                                   ---------

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.4%
   EchoStar Communications, Cl A*     64,000       $   1,612
   Nokia Oyj ADR                     257,697           3,577
   Qualcomm*                         112,459           3,558
                                                   ---------
                                                       8,747
                                                   ---------
COMPUTERS & SERVICES -- 4.1%
   Cisco Systems*                    280,500           4,426
   Dell Computer*                     35,900             964
   eBay* (C)                          45,300           2,501
   Electronic Data Systems            38,668           2,042
   EMC*                               52,200             379
   Juniper Networks*                  29,300             272
                                                   ---------
                                                      10,584
                                                   ---------
DATA PROCESSING -- 5.4%
   Automatic Data Processing          35,080           1,821
   First Data                        119,600           9,472
   Fiserv*                            63,550           2,704
                                                   ---------
                                                      13,997
                                                   ---------
DRUGS -- 7.1%
   Allergan                           28,000           1,767
   Eli Lilly                           8,549             553
   Forest Laboratories*                9,600             709
   Pfizer                            311,783          10,788
   Pharmacia                          64,554           2,788
   Wyeth                              30,300           1,681
                                                   ---------
                                                      18,286
                                                   ---------
ELECTRONICS -- 0.6%
   Flextronics International*         75,200             995
   Sanmina-SCI*                       14,690             169
   Solectron*                         60,300             487
                                                   ---------
                                                       1,651
                                                   ---------
ENTERTAINMENT -- 0.7%
   Walt Disney                        75,952           1,740
                                                   ---------
FINANCIAL SERVICES -- 10.1%
   Charles Schwab                    301,800           3,649
   Citigroup                         137,145           5,922
   Concord EFS*                      167,980           5,253
   Fannie Mae                          4,400             352
   Goldman Sachs Group                36,550           2,757
   MBNA                              106,400           3,853
   Merrill Lynch                       9,600             391
   Moody's                            52,500           2,528
   Morgan Stanley Dean Witter         23,700           1,077
   T. Rowe Price Group                 3,100             112
                                                   ---------
                                                      25,894
                                                   ---------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            29

STATEMENT OF NET ASSETS



Large Cap Growth Fund (Concluded)
May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.2%
   Coca-Cola                          38,917       $   2,162
   PepsiCo                            31,340           1,629
   Safeway*                           47,000           1,911
                                                   ---------
                                                       5,702
                                                   ---------
HOTELS & LODGING -- 0.9%
   Hilton Hotels                      31,500             447
   Marriott International, Cl A       44,620           1,805
                                                   ---------
                                                       2,252
                                                   ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.3%
   General Electric                   91,000           2,834
   Newell Rubbermaid                  14,600             498
                                                   ---------
                                                       3,332
                                                   ---------
INSURANCE -- 3.9%
   ACE                                 9,800             339
   American International Group      123,589           8,277
   Marsh & McLennan                   14,240           1,437
                                                   ---------
                                                      10,053
                                                   ---------
MACHINERY -- 0.5%
   Caterpillar                        24,706           1,291
                                                   ---------
MEDICAL PRODUCTS & SERVICES -- 8.6%
   Cardinal Health                    61,350           4,077
   IMS Health                         81,900           1,724
   Johnson & Johnson                  89,842           5,512
   Medtronic                         165,106           7,620
   Tenet Healthcare*                  35,300           2,630
   Wellpoint Health Networks*          7,600             563
                                                   ---------
                                                      22,126
                                                   ---------
MISCELLANEOUS MANUFACTURING -- 0.2%
   Tyco International                 23,900             525
                                                   ---------
OFFICE/BUSINESS EQUIPMENT -- 0.6%
   3M                                 12,652           1,587
                                                   ---------
PAPER & PAPER PRODUCTS -- 0.4%
   International Paper                20,800             897
                                                   ---------
PETROLEUM & FUEL PRODUCTS -- 1.5%
   GlobalSantaFe                      14,900             503
   Noble*                             14,400             617
   Schlumberger                       28,379           1,465
   Transocean                         33,136           1,265
                                                   ---------
                                                       3,850
                                                   ---------

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
RAILROADS -- 0.1%
   Union Pacific                       5,900       $     361
                                                   ---------
RETAIL -- 11.2%
   Bed Bath & Beyond*                 29,000             995
   Costco Wholesale*                 109,648           4,306
   Home Depot                        166,269           6,932
   Kohl's*                            74,270           5,570
   Lowe's                             29,500           1,391
   Nike, Cl B                         16,400             881
   RadioShack (C)                     72,000           2,465
   Rite Aid* (C)                      29,500              99
   Wal-Mart Stores                    61,200           3,311
   Walgreen                           74,400           2,847
                                                   ---------
                                                      28,797
                                                   ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.6%
   Altera*                            45,300             817
   Applied Materials*                 25,200             559
   Intel                             307,000           8,479
   Maxim Integrated Products*          6,900             318
   Microchip Technology*              34,050           1,018
   Micron Technology*                 54,200           1,278
   Taiwan Semiconductor
     Manufacturing ADR*               58,000             962
   Texas Instruments                  30,600             877
                                                   ---------
                                                      14,308
                                                   ---------
SOFTWARE -- 6.2%
   BEA Systems*                       52,837             569
   Brocade Communications Systems*    24,800             487
   DST Systems*                       22,000           1,087
   Electronic Arts* (C)               15,848           1,014
   Microsoft*                        179,200           9,123
   Peoplesoft*                        11,400             234
   Siebel Systems*                    30,491             556
   Sungard Data Systems*              50,100           1,409
   Veritas Software*                  59,000           1,338
                                                   ---------
                                                      15,817
                                                   ---------
TELEPHONES & TELECOMMUNICATIONS -- 0.5%
   AT&T Wireless Services*           127,600           1,035
   Vodafone Group ADR                 18,800             281
                                                   ---------
                                                       1,316
                                                   ---------
TRUCKING -- 2.3%
   Expeditors International
     Washington                       40,000           2,364
   United Parcel Service, Cl B        58,519           3,533
                                                   ---------
                                                       5,897
                                                   ---------

--------------------------------------------------------------------------------
30            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
WHOLESALE -- 0.3%
   Fastenal                           19,000       $     751
                                                   ---------
Total Common Stock
   (Cost $266,708)                                   243,808
                                                   ---------

U.S. TREASURY OBLIGATIONS -- 0.6%
   U.S. Treasury Bills (A)
     1.815%, 08/29/02                 $1,700           1,693
                                                   ---------
Total U.S. Treasury Obligations
   (Cost $1,692)                                       1,693
                                                   ---------

REPURCHASE AGREEMENT -- 3.7%
   Morgan Stanley Dean Witter (B)
     1.770%, dated 05/31/02, matures
     06/03/02, repurchase price
     $9,456,913 (collateralized by
     U.S. Agency obligations, total
     market value: $9,651,211)         9,455           9,455
                                                   ---------
Total Repurchase Agreement
   (Cost $9,455)                                       9,455
                                                   ---------
Total Investments -- 99.1%
   (Cost $277,855)                                   254,956
                                                   ---------
Short-Term Investments Held as Collateral
   for Loaned Securities -- 2.0%                       5,193
Collateral on Securities Loaned -- (2.0)%             (5,193)
                                                   ---------

OTHER ASSETS AND LIABILITIES -- 0.9%
Investment Advisory Fee Payable                          (61)
Other Assets and Liabilities                           2,301
                                                   ---------
Total Other Assets and Liabilities, Net                2,240
                                                   ---------

NET ASSETS:
Paid in Capital
   (unlimited authorization -- no par value)
   based on 48,955,076 outstanding shares of
   beneficial interest                               414,058
Undistributed net investment income                      185
Accumulated net realized loss on investments        (133,863)
Net unrealized depreciation on investments           (22,899)
Net unrealized depreciation on futures contracts        (285)
                                                   ---------
Total Net Assets -- 100.0%                         $ 257,196
                                                   =========
Net asset value, offering and redemption
   price per share                                     $5.25
                                                   =========

* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement
(C) This security or a partial position of this security is on loan at May 31, 2002 (see note 13). The total value of the securities on loan at May 31, 2002 was $4,971,402.
ADR -- American Depository Receipt
Cl -- Class
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            31

STATEMENT OF NET ASSETS



Large Cap Index Fund
May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
COMMON STOCK -- 99.7%
AEROSPACE & DEFENSE -- 1.6%
   Boeing                              3,170        $    135
   General Dynamics                      830              84
   Goodrich                              410              14
   Hughes Electronics*                 3,530              51
   Lockheed Martin                     1,450              90
   Northrop Grumman                      420              51
   Raytheon                            1,560              69
   Rockwell Collins                      620              16
   United Technologies                 1,870             129
                                                    --------
                                                         639
                                                    --------
AIR TRANSPORTATION -- 0.5%
   AMR*                                  620              13
   Continental Airlines, Cl B*           210               5
   Delta Air Lines                       520              14
   FedEx*                              1,140              61
   Northwest Airlines*                   210               3
   Sabre Holdings*                       620              24
   Skywest                               210               5
   Southwest Airlines                  3,110              53
   UAL                                   210               3
   US Airways Group*                     210               1
                                                    --------
                                                         182
                                                    --------
APPAREL/TEXTILES -- 0.3%
   Cintas                                420              22
   Coach*                                210              11
   Columbia Sportswear*                   40               1
   Jones Apparel Group*                  420              17
   Liz Claiborne                         420              13
   Mohawk Industries*                    210              14
   Polo Ralph Lauren*                    210               5
   Timberland, Cl A*                     100               4
   VF                                    310              13
                                                    --------
                                                         100
                                                    --------
AUTOMOTIVE -- 1.2%
   Autoliv                               410              10
   Dana                                  620              13
   Delphi                              2,280              36
   Ford Motor                          7,270             128
   General Motors                      2,180             135
   Harley-Davidson                     1,240              65
   ITT Industries                        310              21
   Lear*                                 210              10
   Paccar                                315              14
   TRW                                   410              23
   Visteon                               520               8
                                                    --------
                                                         463
                                                    --------

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
BANKS -- 8.7%
   AmSouth Bancorp                     1,450        $     32
   Associated Banc                       331              12
   Astoria Financial                     310              11
   Bank of America                     6,130             465
   Bank of Hawaii                        310               9
   Bank of New York                    2,910             106
   Bank One                            4,670             190
   Banknorth Group                       620              17
   BB&T                                1,970              74
   Charter One Financial                 830              30
   City National                         110               6
   Comerica                              730              47
   Commerce Bancorp                      210              10
   Commerce Bancshares                   310              14
   Compass Bancshares                    520              18
   Cullen/Frost Bankers                  210               8
   Fifth Third Bancorp                 1,970             128
   First Tennessee National              520              20
   First Virginia Banks                  210              12
   FirstMerit                            310               9
   FleetBoston Financial               4,160             147
   Fulton Financial                      388               7
   Golden State Bancorp                  310              12
   Golden West Financial                 520              36
   Greenpoint Financial                  310              16
   Hibernia, Cl A                        620              12
   Hudson City Bancorp                   210               8
   Huntington Bancshares               1,040              21
   Investors Financial Services          100               8
   JP Morgan Chase                     7,880             283
   Keycorp                             1,660              45
   M&T Bank                              310              27
   Marshall & Ilsley                     420              26
   Mellon Financial                    1,770              66
   Mercantile Bankshares                 310              13
   National City                       2,390              80
   National Commerce Financial           830              23
   North Fork Bancorporation             620              24
   Northern Trust                        830              43
   Old National Bancorp                  210               5
   Peoples Bank Bridgeport               100               3
   PNC Financial Services Group        1,140              64
   Popular                               520              17
   Provident Financial Group             100               3
   Regions Financial                     930              33
   Roslyn Bancorp                        310               7
   Sky Financial Group                   310               7
   SouthTrust                          1,350              35
   Sovereign Bancorp                     940              15
   State Street                        1,250              58
   SunTrust Banks                        940              64
   Synovus Financial                   1,040              28
   TCF Financial                         310              16

--------------------------------------------------------------------------------
32            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Trustmark                             210        $      5
   Union Planters                        520              26
   UnionBanCal                           210              10
   US Bancorp                          7,680             182
   Valley National Bancorp               388              11
   Wachovia                            5,475             210
   Washington Federal                    210               6
   Washington Mutual                   3,840             149
   Webster Financial                     210               8
   Wells Fargo                         6,825             358
   Wilmington Trust                      100               6
   Zions Bancorporation                  410              23
                                                    --------
                                                       3,464
                                                    --------
BEAUTY PRODUCTS -- 2.1%
   Alberto-Culver, Cl B                  110               6
   Avon Products                         930              49
   Colgate-Palmolive                   2,180             118
   Ecolab                                520              25
   Estee Lauder, Cl A                    410              15
   Gillette                            4,250             151
   International Flavors & Fragrances    310              11
   Procter & Gamble                    5,190             465
                                                    --------
                                                         840
                                                    --------
BIOTECHNOLOGY -- 1.2%
   Abgenix*                              310               4
   Affymetrix*                           110               3
   Amgen*                              4,135             197
   Applera - Celera Genomics Group*      310               4
   Biogen*                               620              31
   Chiron*                               310              11
   CuraGen*                              110               1
   Genentech*                            930              33
   Genzyme*                              830              27
   Gilead Sciences*                      730              26
   Human Genome Sciences*                520               9
   ICOS*                                 210               5
   Idec Pharmaceuticals*                 420              18
   ImClone Systems*                      210               2
   Immunex*                            1,250              32
   Invitrogen*                           210               7
   Medarex*                              310               3
   Medimmune*                          1,040              34
   Millennium Pharmaceuticals*         1,140              17
   Myriad Genetics*                      100               2
   Protein Design Labs*                  310               3
   Quest Diagnostics*                    282              25
                                                    --------
                                                         494
                                                    --------

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.7%
   AOL Time Warner*                   17,020        $    318
   Belo, Cl A                            310               7
   Cablevision Systems -
     Rainbow Media Group, Cl A*          210               4
   Cablevision Systems, Cl A*            310               6
   Catalina Marketing*                   110               4
   Charter Communications, Cl A*         420               3
   Clear Channel Communications*       1,970             105
   Comcast, Cl A*                      3,740             105
   Comverse Technology*                  730               9
   Corvis*                               940               1
   COX Communications, Cl A*             730              25
   COX Radio, Cl A*                      110               3
   Dow Jones                             210              12
   E.W. Scripps, Cl A                    100               8
   Emmis Communications, Cl A*           100               3
   Entercom Communications*              100               5
   Entravision Communications, Cl A*     110               2
   Fox Entertainment Group, Cl A*        620              16
   Gannett                             1,040              79
   Gemstar-TV Guide International*       730               7
   Hearst-Argyle Television*             100               3
   Hispanic Broadcasting*                410              10
   Hollinger International               110               1
   Insight Communications*               110               2
   Interpublic Group                   1,550              51
   Knight-Ridder                         310              20
   Lamar Advertising*                    210               9
   Liberty Media, Cl A*               10,390             125
   McClatchy, Cl A                       100               6
   McGraw-Hill                           730              46
   Mediacom Communications*              100               1
   Meredith                              110               4
   New York Times, Cl A                  620              31
   Omnicom Group                         755              65
   Primedia*                             940               2
   R.R. Donnelley & Sons                 420              12
   Radio One, Cl D*                      310               7
   Readers Digest, Cl A                  420               9
   Tellium*                               30              --
   Tribune                               730              31
   Univision Communications*             630              25
   USA Interactive*                      520              15
   Valassis Communications*              210               9
   Viacom, Cl B*                       5,300             259
   Washington Post, Cl B                  10               6
   Westwood One*                         310              12
                                                    --------
                                                       1,483
                                                    --------
BUILDING & CONSTRUCTION -- 0.4%
   American Standard*                    210              16
   Centex                                210              11

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            33

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Clayton Homes                         410        $      7
   D.R. Horton                           415              10
   Lafarge North America                 100               4
   Lennar                                210              12
   Martin Marietta Materials             210               8
   Masco                               1,860              50
   Pulte Homes                           210              11
   Vulcan Materials                      410              20
                                                    --------
                                                         149
                                                    --------
CHEMICALS -- 1.2%
   Ashland                               310              12
   Cabot                                 210               5
   Cabot Microelectronics*               100               5
   Dow Chemical                        3,630             121
   E.I. Du Pont de Nemours             3,975             183
   Eastman Chemical                      310              14
   Engelhard                             520              16
   FMC*                                  100               4
   Great Lakes Chemical                  110               3
   Hercules*                             420               5
   Lubrizol                              210               7
   Lyondell Chemical                     420               7
   Monsanto                              110               3
   OM Group                              100               7
   PPG Industries                        630              36
   Rohm & Haas                           620              23
   Sigma-Aldrich                         310              15
   Solutia                               420               4
   Valhi                                  30              --
                                                    --------
                                                         470
                                                    --------
COAL MINING -- 0.0%
   Arch Coal                             110               3
   Consol Energy                         100               2
   Massey Energy                         310               4
   Peabody Energy                        100               3
                                                    --------
                                                          12
                                                    --------
COMMERCIAL SERVICES -- 0.7%
   BroadVision*                          830               1
   Cendant*                            3,890              71
   Certegy*                              310              13
   Convergys*                            730              19
   Expedia, Cl A*                         30               2
   Exult*                                310               2
   Fluor                                 310              12
   Harte-Hanks                           315               7
   Hotels.com, Cl A*                      30               1
   Infonet Services, Cl B*               210              --
   Iron Mountain*                        210               7
   Jacobs Engineering Group*             200               8

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   KPMG Consulting*                      420        $      7
   Manpower                              310              13
   Mentor Graphics*                      210               3
   Paychex                             1,250              43
   Quanta Services*                      100               1
   Quintiles Transnational*              420               6
   Robert Half International*            620              15
   Rockwell Automation                   620              14
   Service International*              1,140               5
   ServiceMaster                       1,240              19
   Total System Services                 110               3
   Viad                                  310               9
   Wind River Systems*                   210               1
                                                    --------
                                                         282
                                                    --------
COMMUNICATIONS EQUIPMENT -- 0.9%
   Acterna*                              730               1
   ADC Telecommunications*             3,120              10
   Advanced Fibre Communication*         310               6
   American Tower, Cl A*                 630               2
   CIENA*                              1,350               8
   Corning*                            3,740              18
   Crown Castle International*           730               3
   EchoStar Communications, Cl A*        830              21
   Harris                                310              12
   Inrange Technologies, Cl B*            30              --
   Motorola                            8,920             143
   PanAmSat*                             100               3
   Polycom*                              410               8
   Qualcomm*                           3,120              99
   Scientific-Atlanta                    620              12
   Sonus Networks*                       520               1
   Sycamore Networks*                    520               2
   Tekelec*                              210               2
   Tellabs*                            1,660              16
   Utstarcom*                            110               2
                                                    --------
                                                         369
                                                    --------
COMPUTERS & SERVICES -- 5.5%
   3Com*                               1,350               8
   Affiliated Computer Services, Cl A*   410              23
   Amazon.Com*                           730              13
   Apple Computer*                     1,450              34
   Ariba*                                830               2
   Autodesk                              420               6
   BISYS Group*                          420              15
   Cadence Design Systems*             1,040              20
   CDW Computer Centers*                 210              11
   Ceridian*                             520              12
   Checkfree*                            210               4
   Cisco Systems*                     29,230             461
   CMGI*                               1,140               1

--------------------------------------------------------------------------------
34            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   CNET Networks*                        420        $      1
   Computer Sciences*                    620              29
   Dell Computer*                      9,005             242
   Diebold                               310              12
   DoubleClick*                          420               3
   Earthlink*                            310               2
   eBay*                                 520              29
   Electronic Data Systems             1,895             100
   EMC*                                8,920              65
   Emulex*                               310               9
   Enterasys Networks*                   730               1
   Extreme Networks*                     420               5
   Foundry Networks*                     310               2
   Gateway*                              730               4
   Hewlett-Packard                    10,662             204
   Homestore*                            310               1
   International Business Machines     6,907             556
   International Game Technology*        310              19
   Jabil Circuit*                        620              14
   Jack Henry & Associates               210               4
   Juniper Networks*                   1,040              10
   Lexmark International*                520              33
   Maxtor*                               730               4
   McData, Cl A*                         100               1
   NCR*                                  410              15
   Network Appliance*                  1,140              15
   Palm*                               2,270               4
   Quantum*                              630               4
   RealNetworks*                         310               3
   Riverstone Networks*                  420               2
   RSA Security*                         210               1
   Sandisk*                              310               4
   Storage Technology*                   420               8
   StorageNetworks*                      210              --
   Sun Microsystems*                  12,980              89
   Symbol Technologies                   930               8
   Synopsys*                             210              11
   Ticketmaster, Cl B*                   100               2
   TMP Worldwide*                        310               8
   Unisys*                             1,250              14
   VeriSign*                             940               9
   WebMD*                                930               6
   Yahoo*                              1,450              23
                                                    --------
                                                       2,186
                                                    --------
CONTAINERS & PACKAGING -- 0.2%
   Bemis                                 210              11
   Packaging Corporation of America*     210               4
   Pactiv*                               620              14
   Sealed Air*                           310              14
   Smurfit-Stone Container*              730              12
   Sonoco Products                       410              11
                                                    --------
                                                          66
                                                    --------

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
DATA PROCESSING -- 0.8%
   Acxiom*                               310        $      5
   Automatic Data Processing           2,490             129
   ChoicePoint*                          210              13
   CSG Systems International*            210               6
   Dun & Bradstreet*                     310              12
   First Data                          1,550             123
   Fiserv*                               730              31
   Reynolds & Reynolds, Cl A             210               6
   SEI Investments                       300              10
                                                    --------
                                                         335
                                                    --------
DRUGS -- 7.6%
   Abbott Laboratories                 6,170             293
   Alkermes*                             210               4
   Allergan                              520              33
   Andrx Group*                          210               9
   Barr Laboratories*                    100               7
   Bristol-Myers Squibb                7,680             239
   Celgene*                              310               6
   Cephalon*                             210              11
   Eli Lilly                           3,840             248
   Forest Laboratories*                  730              54
   ICN Pharmaceuticals                   310               9
   IVAX*                                 630               8
   King Pharmaceuticals*                 730              20
   Medicis Pharmaceutical, Cl A*         100               5
   Merck                               9,080             518
   Mylan Laboratories                    520              16
   Pfizer                             25,025             866
   Pharmacia                           5,140             222
   Priority Healthcare, Cl B*            100               2
   Schering-Plough                     5,810             154
   Sepracor*                             310               4
   SICOR*                                210               3
   Vertex Pharmaceuticals*               310               6
   Watson Pharmaceuticals*               420              11
   Wyeth                               5,240             291
                                                    --------
                                                       3,039
                                                    --------
EDUCATIONAL SERVICES -- 0.1%
   Apollo Group, Cl A*                   565              19
   DeVry*                                210               6
   University of Phoenix Online*          40               1
                                                    --------
                                                          26
                                                    --------
ELECTRICAL SERVICES -- 3.0%
   AES*                                1,660              11
   Allegheny Energy                      520              19
   Allete                                310               9
   Alliant Energy                        310               9
   Ameren                                620              27

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            35

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   American Electric Power             1,250        $     53
   American Power Conversion*            620               9
   Aquila                                520               7
   Black Hills                           100               4
   Calpine*                            1,250              12
   Capstone Turbine*                     210              --
   Cinergy                               620              23
   CMS Energy                            520               9
   Conectiv                              310               8
   Consolidated Edison                   830              36
   Constellation Energy Group            620              19
   Dominion Resources                  1,040              67
   DPL                                   520              14
   DTE Energy                            620              29
   Duke Energy                         3,310             106
   Edison International*               1,350              25
   Energy East                           420              10
   Entergy                               730              32
   Exelon                              1,250              67
   FirstEnergy                         1,140              39
   FPL Group                             730              46
   Great Plains Energy                   210               5
   Hubbell, Cl B                         210               8
   Idacorp                               110               4
   Kemet*                                310               6
   MDU Resources Group                   310               9
   Mirant*                             1,560              15
   Molex                                 520              20
   NiSource                              830              20
   Northeast Utilities                   520              10
   NRG Energy*                           210               2
   NSTAR                                 210              10
   OGE Energy                            310               7
   PG&E*                               1,560              34
   Pinnacle West Capital                 310              12
   Plug Power*                            40              --
   Potomac Electric Power                410               9
   Power-One*                            210               2
   PPL                                   620              22
   Progress Energy                       830              43
   Public Service Enterprise Group       830              38
   Puget Energy                          310               6
   Reliant Energy                      1,040              18
   Reliant Resources*                    210               2
   SCANA                                 420              13
   Southern                            2,800              76
   TECO Energy                           520              13
   TXU                                 1,040              53
   Western Resources                     310               5
   Wisconsin Energy                      420              11
   XCEL Energy                         1,450              31
                                                    --------
                                                       1,194
                                                    --------

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
ELECTRONICS -- 0.4%
   Agilent Technologies*               1,870        $     49
   Arrow Electronics*                    410              10
   Avnet                                 520              12
   AVX                                   210               4
   Energizer Holdings*                   410              11
   Gentex*                               310              10
   L-3 Communications Holdings*          200              13
   Sanmina-SCI*                        2,080              24
   Solectron*                          2,920              24
   Tektronix*                            310               6
   Vishay Intertechnology*               520              13
                                                    --------
                                                         176
                                                    --------
ENTERTAINMENT -- 0.7%
   Brunswick                             310               8
   Callaway Golf                         310               5
   Hasbro                                520               8
   International Speedway, Cl A          100               4
   Macrovision*                          210               4
   Mattel                              1,760              37
   Metro-Goldwyn-Mayer*                  110               2
   Six Flags*                            310               5
   Walt Disney                         8,200             188
                                                    --------
                                                         261
                                                    --------
ENVIRONMENTAL SERVICES -- 0.2%
   Allied Waste Industries*              520               6
   Republic Services*                    720              15
   Waste Management                    2,490              68
                                                    --------
                                                          89
                                                    --------
FINANCIAL SERVICES -- 7.1%
   A.G. Edwards                          310              12
   Allied Capital                        410              10
   American Express                    5,300             225
   AmeriCredit*                          310              11
   Ameritrade Holding, Cl A*             520               3
   Bear Stearns                          310              19
   Blackrock*                             50               2
   Capital One Financial                 830              52
   Charles Schwab                      4,360              53
   Citigroup                          20,510             886
   Concord EFS*                        2,070              65
   Countrywide Credit Industry           520              26
   Deluxe                                310              14
   E*trade Group*                      1,150               7
   Eaton Vance                           210               7
   Equifax                               620              17
   Fannie Mae                          4,000             320
   Federated Investors, Cl B             310              10
   Franklin Resources                    730              32

--------------------------------------------------------------------------------
36            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Freddie Mac                         2,800        $    183
   Goldman Sachs Group                   855              64
   H&R Block                             730              33
   Household International             1,770              90
   Instinet Group*                       100               1
   Investment Technology Group*          210               8
   John Nuveen, Cl A                      40               2
   Knight Trading Group*                 310               2
   LaBranche*                            210               6
   Legg Mason                            210              12
   Lehman Brothers Holdings              940              57
   MBNA                                2,910             105
   Merrill Lynch                       3,445             140
   Metris                                110               2
   Moody's                               620              30
   Morgan Stanley Dean Witter          4,435             202
   Neuberger Berman                      210               9
   Providian Financial                 1,140               9
   SLM                                   645              62
   Stilwell Financial                    930              20
   T. Rowe Price Group                   420              15
   Waddell & Reed Financial, Cl A        310               8
                                                    --------
                                                       2,831
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 6.0%
   Adolph Coors, Cl B                    100               7
   Albertson's                         1,660              58
   American Water Works                  310              13
   Anheuser-Busch                      3,530             182
   Archer-Daniels-Midland              2,280              33
   Brown-Forman, Cl B                    110               9
   Campbell Soup                         830              23
   Coca-Cola                           8,055             448
   Coca-Cola Enterprises                 830              18
   Conagra Foods                       2,180              54
   Constellation Brands, Cl A*           220               6
   General Mills                       1,475              67
   H.J. Heinz                          1,450              59
   Hershey Foods                         410              27
   Hormel Foods                          310               8
   Kellogg                               940              34
   Kroger*                             3,220              72
   McCormick                             520              14
   Pepsi Bottling Group                  720              24
   PepsiAmericas                         310               5
   PepsiCo                             7,025             365
   Philip Morris                       8,545             489
   RJ Reynolds Tobacco Holdings          410              29
   Safeway*                            1,845              75
   Sara Lee                            3,120              66
   Smithfield Foods*                     420               8
   Supervalu                             520              16
   Sysco                               2,700              75

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Tootsie Roll Industries               100        $      5
   Tyson Foods, Cl A                     930              14
   UST                                   720              28
   Whole Foods Market*                   210              11
   Winn-Dixie Stores                     310               6
   Wm. Wrigley Jr.                       620              35
                                                    --------
                                                       2,383
                                                    --------
GAS/NATURAL GAS -- 0.7%
   Air Products & Chemicals              930              47
   Dynegy, Cl A                        1,040               9
   El Paso                             2,180              56
   KeySpan                               520              20
   Kinder Morgan                         310              13
   National Fuel Gas                     310               7
   Nicor                                 210              10
   Praxair                               620              35
   Questar                               310               8
   Sempra Energy                         830              21
   Vectren                               310               8
   Williams                            1,870              27
                                                    --------
                                                         261
                                                    --------
HAND/MACHINE TOOLS -- 0.3%
   Black & Decker                        310              15
   Illinois Tool Works                   930              66
   Snap-On                               210               7
   Stanley Works                         311              13
                                                    --------
                                                         101
                                                    --------
HOTELS & LODGING -- 0.3%
   Extended Stay America*                210               3
   Harrah's Entertainment*               420              20
   Hilton Hotels                       1,350              19
   Mandalay Resort Group*                210               7
   Marriott International, Cl A          730              30
   MGM Mirage*                           310              12
   Park Place Entertainment*           1,040              12
   Starwood Hotels & Resorts Worldwide   830              29
                                                    --------
                                                         132
                                                    --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 3.5%
   Clorox                                730              33
   Ethan Allen Interiors                 100               4
   Fortune Brands                        620              33
   General Electric                   39,600           1,233
   Leggett & Platt                       830              22
   Maytag                                310              14
   Newell Rubbermaid                   1,040              36
   Whirlpool                             210              15
                                                    --------
                                                       1,390
                                                    --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            37

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
INSURANCE -- 4.4%
   21st Century Insurance Group          100        $      2
   Aetna                                 620              30
   Aflac                               2,080              67
   Alleghany*                             20               4
   Allmerica Financial                   210              10
   Allstate                            2,800             108
   AMBAC Financial Group                 310              21
   American Financial Group              210               6
   American International Group        9,140             612
   American National Insurance            30               3
   Arthur J. Gallagher                   310              11
   AON                                   930              31
   Chubb                                 720              54
   Cigna                                 566              60
   Cincinnati Financial                  520              24
   CNA Financial*                        100               3
   Conseco*                            1,140               3
   Erie Indemnity, Cl A                  100               4
   Fidelity National Financial           341              10
   Hartford Financial Services Group     955              63
   HCC Insurance Holdings                210               6
   Humana*                               630              10
   Jefferson-Pilot                       620              29
   John Hancock Financial Services     1,240              45
   Leucadia National                     110               4
   Lincoln National                      730              33
   Loews                                 520              30
   Markel*                                30               6
   Marsh & McLennan                    1,065             107
   MBIA                                  620              35
   Mercury General                       100               5
   Metlife                             1,140              38
   MGIC Investment                       410              30
   Mony Group                            210               7
   Nationwide Financial Services, Cl A   100               4
   Old Republic International            520              17
   PMI Group                             210              18
   Progressive                           730              43
   Protective Life                       210               7
   Radian Group                          310              17
   Reinsurance Group of America          100               3
   Safeco                                520              17
   St. Paul                              830              35
   Torchmark                             520              21
   Transatlantic Holdings                100               9
   Unitrin                               210               8
   UnumProvident                         830              21
   Wesco Financial                         5               1
                                                    --------
                                                       1,732
                                                    --------

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
LEASING & RENTING -- 0.0%
   GATX                                  210        $      7
   United Rentals*                       110               2
                                                    --------
                                                           9
                                                    --------
MACHINERY -- 0.9%
   Axcelis Technologies*                 410               5
   Caterpillar                         1,350              71
   Cummins                               100               4
   Deere                                 940              44
   Dover                                 830              29
   Emerson Electric                    1,685              97
   FMC Technologies*                     210               5
   Global Power Equipment Group*          20              --
   Johnson Controls                      310              27
   Lam Research*                         520              12
   Pall                                  420               9
   Parker Hannifin                       420              21
   Pentair                               210              10
   SPX*                                  151              21
   Teleflex                              100               6
   Thermo Electron*                      730              13
                                                    --------
                                                         374
                                                    --------
MEDICAL PRODUCTS & SERVICES -- 5.7%
   AdvancePCS*                           410              10
   AmerisourceBergen                     410              32
   Apogent Technologies*                 420              10
   Bausch & Lomb                         210               8
   Baxter International                2,455             132
   Beckman Coulter                       210              10
   Becton Dickinson                    1,040              39
   Biomet                              1,100              31
   Boston Scientific*                  1,250              35
   C.R. Bard                             210              12
   Cardinal Health                     1,770             118
   Caremark Rx*                          930              18
   Cerner*                               100               5
   Community Health Systems*             210               6
   Cytyc*                                520               8
   DaVita*                               310               7
   Dentsply International                310              12
   Enzon*                                210               6
   Express Scripts*                      310              16
   First Health Group*                   310               9
   Guidant*                            1,240              50
   HCA                                 2,080             102
   Health Management
     Associates, Cl A*                   940              19
   Health Net*                           410              12
   Healthsouth*                        1,560              22
   Henry Schein*                         110               5

--------------------------------------------------------------------------------
38            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Hillenbrand Industries                210        $     13
   IMS Health                          1,140              24
   Inhale Therapeutic Systems*           210               2
   Johnson & Johnson                  12,100             742
   Laboratory Corp of
     America Holdings*                   420              21
   Lincare Holdings*                     410              12
   McKesson                            1,140              43
   Medtronic                           4,880             225
   Oakley*                               100               2
   Omnicare                              310               9
   Orthodontic Centers of America*       110               3
   OSI Pharmaceuticals*                  110               3
   Oxford Health Plans*                  310              15
   Patterson Dental*                     210              11
   Pharmaceutical Product Development*   210               5
   Resmed*                               100               3
   St. Jude Medical*                     310              26
   Stryker*                              520              28
   Tenet Healthcare*                   1,300              97
   Triad Hospitals*                      310              14
   Trigon Healthcare*                    110              11
   UnitedHealth Group                  1,250             114
   Universal Health Services, Cl B*      210              10
   Varian Medical Systems*               310              15
   Viasys Healthcare*                    100               2
   Wellpoint Health Networks*            570              42
   Zimmer Holdings*                      730              26
                                                    --------
                                                       2,252
                                                    --------
METALS & MINING -- 0.5%
   Alcoa                               3,430             120
   Freeport-McMoRan Copper &
     Gold, Cl B*                         310               6
   Newmont Mining                      1,265              40
   Phelps Dodge                          310              12
   Precision Castparts                   210               7
   Shaw Group*                           110               4
                                                    --------
                                                         189
                                                    --------
MISCELLANEOUS MANUFACTURING -- 0.5%
   Crane                                 210               6
   Danaher                               410              29
   Eaton                                 310              25
   Honeywell International             3,220             126
   Textron                               520              24
                                                    --------
                                                         210
                                                    --------
OFFICE/BUSINESS EQUIPMENT -- 0.8%
   3M                                  1,571             197
   Avery Dennison                        410              27
   Herman Miller                         310               7
   HON Industries                        210               6


--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Imagistics International*             100        $      2
   Pitney Bowes                          940              38
   Steelcase, Cl A                       310               5
   Xerox*                              2,900              26
                                                    --------
                                                         308
                                                    --------
PAINT & RELATED PRODUCTS -- 0.1%
   Sherwin-Williams                      520              16
   Valspar                               210              10
                                                    --------
                                                          26
                                                    --------
PAPER & PAPER PRODUCTS -- 0.9%
   Boise Cascade                         210               8
   Bowater                               210              11
   Georgia-Pacific                       930              25
   International Paper                 1,970              85
   Kimberly-Clark                      2,080             135
   MeadWestvaco                          830              26
   Temple-Inland                         210              12
   Weyerhaeuser                          830              54
                                                    --------
                                                         356
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 5.8%
   Amerada Hess                          310              25
   Anadarko Petroleum                    940              48
   Apache                                520              29
   Baker Hughes                        1,350              49
   BJ Services*                          620              23
   Burlington Resources                  830              34
   ChevronTexaco                       4,260             372
   Conoco                              2,490              67
   Cooper Cameron*                       210              12
   Devon Energy                          520              27
   Diamond Offshore Drilling             210               7
   ENSCO International                   520              17
   EOG Resources                         420              17
   Equitable Resources                   210               8
   Exxon Mobil                        27,300           1,090
   Forest Oil*                           100               3
   Global Industries*                    310               2
   Grant Prideco*                        410               6
   Halliburton                         1,760              33
   Hanover Compressor*                   310               4
   Helmerich & Payne                     210               8
   Kerr-McGee                            410              24
   Marathon Oil                        1,250              34
   Murphy Oil                            110              10
   Nabors Industries*                    520              23
   National-Oilwell*                     310               8
   Newfield Exploration*                 110               4
   Noble Energy                          210               8
   Occidental Petroleum                1,550              46

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            39

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Ocean Energy                          720        $     16
   Patterson-UTI Energy*                 310               9
   Phillips Petroleum                  1,560              90
   Pioneer Natural Resources*            420              10
   Pogo Producing                        210               7
   Pride International*                  520              10
   Rowan                                 410              11
   Smith International*                  210              15
   Sunoco                                310              11
   Tidewater                             210               9
   Unocal                                940              35
   Valero Energy                         420              17
   Varco International*                  310               6
   Weatherford International*            420              21
   XTO Energy                            420               8
                                                    --------
                                                       2,313
                                                    --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                       1,140              38
                                                    --------
RAILROADS -- 0.4%
   Burlington Northern Santa Fe        1,560              44
   CSX                                   830              28
   Norfolk Southern                    1,560              33
   Union Pacific                       1,040              64
                                                    --------
                                                         169
                                                    --------
REAL ESTATE -- 0.0%
   Catellus Development*                 410               9
   St. Joe                               100               3
                                                    --------
                                                          12
                                                    --------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
   AMB Property                          310               9
   Apartment Investment &
     Management, Cl A                    310              14
   Archstone-Smith Trust                 620              17
   Arden Realty                          210               6
   AvalonBay Communities                 210              10
   Boston Properties                     310              13
   CarrAmerica Realty                    210               7
   Crescent Real Estate Equity           410               8
   Duke Realty                           520              14
   Equity Office Properties Trust      1,660              50
   Equity Residential                  1,040              30
   General Growth Properties             210              10
   Health Care Property Investors        210               9
   Hospitality Properties Trust          210               7
   Host Marriott                         930              11
   iStar Financial                       310               9
   Kimco Realty                          410              13
   Liberty Property Trust                310              11


--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Mack-Cali Realty                      210        $      7
   New Plan Excel Realty Trust           410               8
   Plum Creek Timber                     620              19
   Prologis Trust                        591              14
   Public Storage                        410              15
   Rouse                                 310              10
   Simon Property Group                  520              18
   Vornado Realty Trust                  310              14
                                                    --------
                                                         353
                                                    --------
RETAIL -- 6.8%
   Abercrombie & Fitch, Cl A*            410              12
   American Eagle Outfitters*            210               5
   Autonation*                         1,040              18
   Autozone*                             310              25
   Barnes & Noble*                       210               6
   Bed Bath & Beyond*                  1,140              39
   Best Buy*                             980              45
   Big Lots*                             420               8
   BJ's Wholesale Club*                  310              13
   Blockbuster, Cl A                     100               3
   Borders Group*                        310               6
   Brinker International*                410              14
   Circuit City Stores                   830              19
   Costco Wholesale*                   1,770              70
   CVS                                 1,560              50
   Darden Restaurants                    630              16
   Dollar General                      1,040              18
   Dollar Tree Stores*                   410              17
   Family Dollar Stores                  620              22
   Federated Department Stores*          730              30
   Foot Locker*                          520               8
   Gap                                 2,490              36
   Home Depot                          9,415             393
   JC Penney                           1,040              25
   K Mart*                             1,870               2
   Kohl's*                             1,140              86
   Krispy Kreme Doughnuts*               210               8
   Limited                             1,760              37
   Lowe's                              3,110             147
   May Department Stores               1,140              40
   McDonald's                          5,075             152
   Neiman-Marcus Group, Cl A*            110               4
   Nike, Cl B                            310              17
   Nordstrom                             420              10
   Office Depot*                       1,240              23
   Outback Steakhouse*                   310              12
   Payless Shoesource*                   100               6
   RadioShack                            730              25
   Reebok International*                 210               6
   Rite Aid*                           1,550               5
   Ross Stores                           310              13
   Saks*                                 520               7


--------------------------------------------------------------------------------
40            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Sears Roebuck                       1,140         $    67
   Staples*                            1,870              39
   Starbucks*                          1,560              38
   Talbots                               100               4
   Target                              3,630             150
   Tiffany                               620              23
   TJX                                 2,180              46
   Toys "R" Us*                          830              15
   Wal-Mart Stores                    11,075             599
   Walgreen                            4,050             155
   Weis Markets                           40               1
   Wendy's International                 310              12
   Williams-Sonoma*                      320              10
   Yum! Brands*                          620              40
                                                     -------
                                                       2,697
                                                     -------
RETIREMENT/AGED CARE -- 0.0%
   Manor Care*                           420              11
                                                     -------
RUBBER-TIRES -- 0.0%
   Goodyear Tire & Rubber                520              11
                                                     -------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.5%
   Advanced Micro Devices*             1,350              15
   Agere Systems, Cl A*                2,390               8
   Altera*                             1,460              26
   Amkor Technology*                     520               8
   Amphenol, Cl A*                       210               9
   Analog Devices*                     1,350              49
   Applera Corp - Applied
     Biosystems Group                    830              15
   Applied Materials*                  6,540             145
   Applied Micro Circuits*             1,140               7
   Atmel*                              1,660              14
   Avaya*                              1,140               8
   Broadcom, Cl A*                       830              19
   Cirrus Logic*                         310               3
   Conexant Systems*                   1,040               7
   Cree*                                 310               4
   Cypress Semiconductor*                420               8
   Fairchild Semiconductor
     International, Cl A*                410              10
   Finisar*                              520               1
   Integrated Device Technology*         420              11
   Intel                              26,785             740
   International Rectifier*              210              10
   Intersil, Cl A*                       420              10
   JDS Uniphase*                       4,780              17
   Kla-Tencor*                           730              38
   Lattice Semiconductor*                310               3
   Linear Technology                   1,250              47
   LSI Logic*                          1,350              15
   Maxim Integrated Products*          1,250              58

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Mettler Toledo International*         100         $     4
   Micrel*                               310               7
   Microchip Technology*                 780              23
   Micron Technology*                  2,180              51
   Millipore                             210               8
   Mykrolis*                             100               1
   National Semiconductor*               730              22
   Novellus Systems*                     520              22
   Nvidia*                               420              14
   PerkinElmer                           420               6
   PMC - Sierra*                         630               9
   QLogic*                               410              19
   RF Micro Devices*                     520               9
   Semtech*                              210               7
   Teradyne*                             730              20
   Texas Instruments                   6,895             198
   Transmeta*                            310               1
   Vitesse Semiconductor*                830               4
   Waters*                               520              14
   Xilinx*                             1,250              44
                                                     -------
                                                       1,788
                                                     -------
SOFTWARE -- 3.6%
   Adobe Systems                         940              34
   Advent Software*                      100               4
   BEA Systems*                        1,250              13
   BMC Software*                         930              16
   Brocade Communications Systems*       830              16
   Citrix Systems*                       730               8
   Computer Associates International   1,870              32
   Compuware*                          1,350              10
   DST Systems*                          310              15
   Electronic Arts*                      520              33
   i2 Technologies*                    1,040               4
   Informatica*                          210               2
   Internet Security Systems*            110               2
   Interwoven*                           310               1
   Intuit*                               730              32
   Manugistics Group*                    210               2
   Mercury Interactive*                  310              11
   Micromuse*                            310               2
   Microsoft*                         17,485             890
   National Instruments*                 100               4
   Network Associates*                   520              10
   Oracle*                            16,470             130
   Parametric Technology*              1,040               4
   Peoplesoft*                         1,040              21
   Peregrine Systems*                    630               1
   Pixar*                                100               4
   Quest Software*                       110               2
   Rational Software*                    730               8
   Retek*                                210               5
   Siebel Systems*                     1,460              27


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            41

STATEMENT OF NET ASSETS



Large Cap Index Fund (Concluded)
May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Sungard Data Systems*               1,140         $    32
   Sybase*                               420               6
   Symantec*                             520              18
   TIBCO Software*                       210               1
   Veritas Software*                   1,560              35
   Vignette*                             930               2
                                                     -------
                                                       1,437
                                                     -------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding*                     410               6
   Allegheny Technologies                310               5
   Nucor                                 310              21
   United States Steel                   310               6
                                                     -------
                                                          38
                                                     -------
TELEPHONES & TELECOMMUNICATIONS -- 4.4%
   Allegiance Telecom*                   310              --
   Alltel                              1,250              64
   AT&T                               14,130             169
   AT&T Wireless Services*             8,720              71
   BellSouth                           7,470             249
   Broadwing*                            830               3
   CenturyTel                            520              16
   Citizens Communications*            1,140              11
   Level 3 Communications*             1,240               6
   Lucent Technologies*               13,720              64
   Nextel Communications, Cl A*        2,190              11
   Nextel Partners, Cl A*                210               1
   Oni Systems*                          420               2
   Openwave Systems*                     730               4
   Qwest Communications International* 5,410              28
   Redback Networks*                     420               1
   SBC Communications                 13,390             459
   Sprint-FON Group                    3,120              51
   Sprint-PCS Group*                   2,700              28
   Telephone & Data Systems              210              16
   Time Warner Telecom, Cl A*            210              --
   Triton PCS Holdings, Cl A*            110               1
   US Cellular*                          100               4
   Verizon Communications             10,800             464
   West*                                 100               2
   Western Wireless, Cl A*               210               1
   WorldCom-MCI Group                    420               1
   WorldCom-WorldCom Group*           11,795              20
                                                     -------
                                                       1,747
                                                     -------


--------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
TRUCKING -- 0.2%
   CH Robinson Worldwide                 310         $    11
   CNF                                   210               8
   Expeditors International Washington   210              12
   Navistar International*               210               7
   United Parcel Service, Cl B           930              56
                                                     -------
                                                          94
                                                     -------
WHOLESALE -- 0.2%
   Fastenal                              200               8
   Genuine Parts                         730              27
   Ingram Micro, Cl A*                   310               5
   Tech Data*                            210               8
   W.W. Grainger                         310              16
                                                     -------
                                                          64
                                                     -------
Total Common Stock
   (Cost $42,272)                                     39,645
                                                     -------

TREASURY BILLS -- 0.3%
   U.S. Treasury Bills (A)
     1.757%, 06/27/02                   $100             100
                                                     -------
Total Treasury Bills
   (Cost $100)                                           100
                                                     -------
Total Investments -- 100.0%
   (Cost $42,372)                                     39,745
                                                     -------

OTHER ASSETS AND LIABILITIES -- 0.0%
Investment Advisory Fee Payable                           (2)
Other Assets and Liabilities                              20
                                                     -------
Total Other Assets and Liabilities, Net                   18
                                                     -------

NET ASSETS:
Paid in Capital
   (unlimited authorization -- no par value)
   based on 4,255,442 outstanding shares of
   beneficial interest                                42,347
Undistributed net investment income                       82
Accumulated net realized loss on investments             (32)
Net unrealized depreciation on investments            (2,627)
Net unrealized depreciation on futures contracts          (7)
                                                     -------
Total Net Assets -- 100.0%                           $39,763
                                                     =======
Net asset value, offering and redemption
   price per share                                     $9.34
                                                     =======
* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
Cl -- Class
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
42            SEI Institutional Investments Trust / Annual Report / May 31, 2001

Small Cap Fund
May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
COMMON STOCK -- 97.1%
AEROSPACE & DEFENSE -- 0.5%
   Alliant Techsystems*                4,600     $       501
   ESCO Technologies*                 25,400             902
   Kaman, Cl A                        38,100             648
   Orbital Sciences*                 194,800           1,500
   Teledyne Technologies*             81,100           1,634
                                                 -----------
                                                       5,185
                                                 -----------
AGRICULTURE -- 0.3%
   Bunge                              30,500             665
   Delta & Pine Land                 118,675           2,296
                                                 -----------
                                                       2,961
                                                 -----------
AIR TRANSPORTATION -- 0.2%
   Atlas Air Worldwide Holdings*      35,200             302
   EGL*                              120,125           1,997
   Hawaiian Airlines*                133,900             482
                                                 -----------
                                                       2,781
                                                 -----------
APPAREL/TEXTILES -- 2.1%
   Coach*                             48,000           2,508
   G&K Services, Cl A                 63,900           2,431
   Gymboree*                         147,700           2,422
   Kellwood                          172,650           5,145
   Phillips-Van Heusen                37,900             595
   Polo Ralph Lauren*                151,200           3,915
   Quiksilver*                       115,300           2,658
   Timberland, Cl A*                  12,500             485
   Tommy Hilfiger*                     7,200             110
   Unifi*                            278,900           2,772
                                                 -----------
                                                      23,041
                                                 -----------
AUTOMOTIVE -- 2.4%
   A.O. Smith                         28,100             838
   Aftermarket Technology*           120,700           2,863
   American Axle &
     Manufacturing Holdings*          36,800           1,111
   Arctic Cat                         53,100           1,059
   ArvinMeritor                      110,600           2,953
   BorgWarner                         58,400           3,761
   Clarcor                           112,300           3,453
   CSK Auto* (D)                      94,200           1,506
   Harsco                             38,900           1,551
   JLG Industries                     63,200             872
   Modine Manufacturing               71,300           2,014
   Monaco Coach*                     103,930           2,640
   Polaris Industries                 12,100             842
   Superior Industries International  24,800           1,135
                                                 -----------
                                                      26,598
                                                 -----------

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
BANKS -- 5.1%
   Bank of Bermuda*                   12,300     $       553
   Bank of Hawaii                    133,305           3,859
   BankAtlantic Bancorp              222,600           2,482
   Boston Private Financial Holdings  27,600             729
   Colonial BancGroup                 92,200           1,420
   Commercial Federal                133,825           3,854
   Community First Bankshares         55,000           1,497
   Cullen/Frost Bankers               58,700           2,265
   Downey Financial                   30,900           1,684
   First Citizens Bancshares, Cl A     6,300             701
   First Financial Bancorp            10,000             187
   FirstFed Financial*                45,400           1,339
   Flagstar Bancorp                   56,800           1,610
   Flushing Financial                 31,000             588
   Fulton Financial                   72,125           1,403
   Hudson United Bancorp             112,460           3,464
   Independence Community Bank       120,700           3,774
   IndyMac Bancorp* (D)               20,700             479
   MAF Bancorp                        27,100           1,064
   Net.B@nk*                         176,000           2,337
   OceanFirst Financial               54,450           1,137
   PFF Bancorp                        20,100             677
   Republic Bancorp                   49,600             721
   Roslyn Bancorp                     82,950           1,962
   Seacoast Financial Services        56,000           1,306
   Southwest Bancorp of Texas*        44,700           1,486
   Staten Island Bancorp             158,000           3,231
   Sterling Bancshares                77,900           1,127
   UCBH Holdings                      48,400           1,911
   UMB Financial                      31,700           1,508
   Washington Federal                 34,870             956
   Webster Financial                  41,000           1,615
   Westamerica Bancorporation         57,600           2,562
   Wilmington Trust                   19,400           1,211
                                                 -----------
                                                      56,699
                                                 -----------
BEAUTY PRODUCTS -- 0.2%
   Alberto-Culver, Cl B               20,460           1,084
   Playtex Products*                  80,400           1,092
                                                 -----------
                                                       2,176
                                                 -----------
BIOTECHNOLOGY -- 2.2%
   Abgenix*                          291,674           3,763
   Applera - Celera Genomics Group*   72,900           1,053
   Arqule*                            66,800             576
   Bio-Rad Laboratories, Cl A*        18,000             797
   Cambrex                            40,000           1,746
   Cell Genesys*                     227,885           3,179
   Diversa*                           47,600             533
   Exact Sciences* (D)                76,000           1,003
   Gene Logic*                        46,900             606
   Genencor International*            47,500             524

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            43

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Genta* (D)                        148,400     $     1,373
   Genzyme Biosurgery Division*       44,135             171
   Incyte Genomics*                  366,700           2,695
   Lexicon Genetics*                  71,500             435
   Martek Biosciences* (D)            35,700             869
   Medarex*                           24,650             247
   Neose Technologies*                50,500             533
   Paradigm Genetics* (D)            986,900           1,263
   Protein Design Labs*               20,750             236
   Regeneron Pharmaceuticals*         36,000             595
   Sangamo Biosciences*               29,200             183
   Telik*                             68,600             819
   Texas Biotech*                    105,000             476
   Third Wave Technologies*          346,800             964
                                                 -----------
                                                      24,639
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.4%
   American Greetings, Cl A (D)      234,300           4,843
   Banta                              42,600           1,461
   Bowne                             106,300           1,536
   Concerto Software*                 87,300             697
   Consolidated Graphics*             37,800             760
   Corvis*                           445,600             432
   Courier                            25,587           1,134
   COX Radio, Cl A*                   29,150             797
   Entercom Communications*           15,350             807
   Entravision Communications, Cl A*  26,400             414
   Hispanic Broadcasting*             45,150           1,127
   Hollinger International           253,925           2,983
   Penton Media* (D)                 127,400             525
   Plantronics*                       99,900           2,265
   R.H. Donnelley*                    87,050           2,494
   Radio One, Cl A*                   15,000             332
   Radio One, Cl D*                   23,950             520
   Spanish Broadcasting System,
     Cl A*                           139,800           2,021
   TTI Team Telecom
     International* (D)               44,370           1,162
                                                 -----------
                                                      26,310
                                                 -----------
BUILDING & CONSTRUCTION -- 3.0%
   Beazer Homes USA*                  18,300           1,431
   Butler Manufacturing               19,000             484
   Centex Construction Products       79,800           3,333
   Chemed                             26,600             976
   Dycom Industries*                   5,300              70
   Elcor                              93,200           2,484
   EMCOR Group*                       35,900           2,027
   Fleetwood Enterprises (D)         126,800           1,318
   Florida Rock Industries            12,000             463
   Genlyte Group*                     69,900           2,953
   Hovnanian Enterprises*             77,900           2,492
   LSI Industries                     16,150             285
   M/I Schottenstein Homes            22,300           1,428

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   MDC Holdings                       38,830     $     1,728
   Meritage*                          10,600             450
   Mobile Mini* (D)                   31,000             584
   Nortek*                            27,300           1,174
   Ryland Group (D)                   35,000           1,890
   Simpson Manufacturing*             23,200           1,462
   Standard-Pacific                   52,400           1,729
   Texas Industries                   52,050           1,963
   Universal Forest Products          20,000             493
   WCI Communities*                   15,000             435
   Willbros Group*                    24,500             426
   York International                 33,900           1,202
                                                 -----------
                                                      33,280
                                                 -----------
CHEMICALS -- 2.6%
   Albemarle                          49,400           1,575
   American Pacific*                  89,700             960
   Arch Chemicals                     51,200           1,190
   Calgon Carbon                     103,400             874
   Cytec Industries*                 223,725           6,933
   Ethyl*                             85,800              90
   H.B. Fuller                        73,400           2,118
   IMC Global                         57,100             800
   Millennium Chemicals              157,700           2,247
   Minerals Technologies             106,000           5,570
   Nova Chemicals                    110,600           2,803
   Symyx Technologies*               130,200           2,114
   Wellman                            68,100           1,124
                                                 -----------
                                                      28,398
                                                 -----------
COAL MINING -- 0.2%
   Arch Coal                          48,100           1,130
   Massey Energy                      87,700           1,149
                                                 -----------
                                                       2,279
                                                 -----------
COMMERCIAL SERVICES -- 3.7%
   aaiPharma*                         25,600             515
   ABM Industries                     83,200           1,502
   Advo*                              57,300           2,427
   AMN Healthcare Services*           45,650           1,596
   Bright Horizons Family Solutions*   8,400             248
   Career Education*                  84,000           3,662
   CDI*                               22,400             627
   Coinstar*                         165,715           4,739
   Comdisco*                         175,000               8
   Corinthian Colleges*               93,400           2,562
   CoStar Group*                       3,800              81
   Employee Solutions*                 1,312              --
   Expedia, Cl A* (D)                 22,800           1,630
   FTI Consulting*                    78,950           2,415
   Headwaters*                        55,400             955
   Iron Mountain* (D)                 24,500             760


--------------------------------------------------------------------------------
44            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Kroll*                             64,100     $     1,500
   Medical Staffing Network Holdings*    850              22
   Mentor Graphics*                   16,000             260
   MPS Group*                        117,100             967
   National Service Industries        35,675             316
   On Assignment*                      5,600             120
   Pegasus Solutions*                 80,900           1,193
   Princeton Review*                 260,100           2,081
   Quanta Services*                   25,000             314
   Quintiles Transnational* (D)       23,000             327
   Resources Connection*              32,400             825
   Right Management Consultants*      70,400           1,942
   Ritchie Bros. Auctioneers*         19,000             608
   Stewart Enterprises*              123,500             742
   Strayer Education                  31,800           1,889
   Sylvan Learning Systems*           99,200           2,728
   TeleTech Holdings*                 47,100             559
   Watson Wyatt                       25,500             641
                                                 -----------
                                                      40,761
                                                 -----------
COMMUNICATIONS EQUIPMENT -- 2.7%
   Allen Telecom*                    110,000             577
   Andrew*                           167,450           2,885
   Arris Group*                       92,700             603
   Belden (D)                         59,675           1,301
   Checkpoint Systems*                76,000             999
   ClearOne Communications* (D)      160,500           2,937
   CommScope*                         32,500             461
   General Cable                      82,500             887
   Harman International Industries    90,260           4,991
   Harris                             61,400           2,315
   Inter-Tel (D)                      55,400           1,047
   Polycom* (D)                      360,700           6,907
   Powerwave Technologies*            18,550             197
   Remec*                             51,500             380
   Sirenza Microdevices*              45,200             181
   Sonus Networks* (D)               652,000           1,337
   Spectralink*                        2,600              27
   Sycamore Networks*                112,100             402
   Titan*                             25,000             538
   Vixel*                            156,600             509
                                                 -----------
                                                      29,481
                                                 -----------
COMPUTERS & SERVICES -- 5.2%
   Adaptec*                           69,900             907
   Avocent*                           97,000           2,192
   Brady, Cl A                        72,375           2,605
   CACI International, Cl A*          42,090           1,418
   Carreker*                          60,900             602
   Checkfree*                        117,800           2,500
   CNET Networks*                     84,300             261
   Cognizant Technology Solutions*    20,600           1,005
   Corillian*                        766,059           1,471

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Digimarc*                         574,400     $     7,352
   Digital Insight*                  209,400           2,976
   DoubleClick*                      411,100           3,387
   Earthlink*                        340,875           2,243
   Electronics for Imaging*           74,400           1,216
   Emulex*                             7,000             211
   Foundry Networks* (D)             160,100           1,055
   Freemarkets* (D)                   53,000             819
   Genuity, Cl A*                     28,825             202
   Gtech Holdings* (D)               113,000           3,181
   Immersion*                        605,300           1,253
   Inktomi*                           63,000             111
   Iomega*                            39,320             495
   Ixia*                              34,850             273
   Keynote Systems*                   55,000             438
   Looksmart*                        111,000             250
   M-Systems Flash Disk Pioneers*     54,900             482
   Macromedia*                        12,600             280
   Maxtor*                           306,600           1,625
   Netegrity*                         46,700             327
   NetFlix*                              800              12
   Optimal Robotics, Cl A*             2,100              31
   Overture Services*                 66,600           1,289
   Palm*                             125,000             199
   Paxar*                             59,100           1,009
   Perot Systems, Cl A*              123,500           2,272
   Quantum*                          233,100           1,632
   Radiant Systems*                   66,900             871
   Radisys*                            5,900              77
   Register.com*                      72,700             574
   Riverstone Networks*              178,400             630
   Secure Computing*                  19,900             216
   SRA International, Cl A*              950              22
   Storage Technology*                65,400           1,177
   SYKES Enterprises*                 77,800             736
   Syntel*                            31,500             471
   Tier Technologies, Cl B*           16,750             280
   Unisys*                            73,600             842
   Visionics* (D)                     96,200           1,004
   WebEx Communications* (D)          10,900             152
   WebMD*                             40,300             263
   Websense*                          76,390           2,261
   Western Digital*                   18,600              85
                                                 -----------
                                                      57,242
                                                 -----------
CONTAINERS & PACKAGING -- 0.4%
   Ball                               16,000             666
   Longview Fibre                     45,700             457
   Packaging Corporation of America* 180,400           3,633
                                                 -----------
                                                       4,756
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            45

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
DATA PROCESSING -- 0.5%
   CSG Systems International* (D)     74,650     $     1,980
   eFunds*                            28,500             394
   Global Payments                    29,050           1,055
   Intercept* (D)                     80,895           2,032
   Pegasystems*                       25,600             288
                                                 -----------
                                                       5,749
                                                 -----------
DRUGS -- 2.5%
   AeroGen*                          468,100             632
   Alkermes*                         181,600           3,530
   Alpharma, Cl A                     63,100           1,303
   Atherogenics*                     165,200           1,247
   Atrix Labs*                        42,200           1,052
   Axcan Pharma*                      41,500             628
   Celgene* (D)                      212,100           3,818
   Cubist Pharmaceuticals*           136,400           1,978
   Diagnostic Products                30,805           1,551
   First Horizon Pharmaceutical*     116,700           2,581
   ICN Pharmaceuticals (D)            42,000           1,177
   KV Pharmaceutical, Cl A*           15,700             502
   Medicis Pharmaceutical, Cl A*      17,750             823
   Parexel International*             45,700             620
   Pharmaceutical Resources*          48,135           1,194
   Pharmacopeia*                     176,000           1,962
   Priority Healthcare, Cl B*         13,400             340
   Taro Pharmaceuticals Industries*   14,050             396
   Versicor*                         126,300           1,555
   Viropharma* (D)                    90,500             151
                                                 -----------
                                                      27,040
                                                 -----------
ELECTRICAL SERVICES -- 1.4%
   Active Power*                     130,800             572
   Cleco                              26,700             618
   Conectiv                           30,000             747
   El Paso Electric*                 216,100           3,183
   Empire District Electric (D)       33,900             678
   Idacorp                            17,900             628
   Littelfuse*                        69,100           1,681
   OGE Energy                         40,000             912
   PNM Resources                      68,800           1,789
   Power-One*                         50,400             453
   RGS Energy Group (D)               33,400           1,337
   Sierra Pacific Resources (D)       89,000             620
   Touch America Holdings*           108,200             321
   UIL Holdings                       27,000           1,493
   WPS Resources                      14,500             596
                                                 -----------
                                                      15,628
                                                 -----------
ELECTRONICS -- 1.6%
   Barnes Group                       33,300             773
   Carlisle                           47,100           1,750

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Emcore*                            86,600     $       621
   Flir Systems*                     168,100           7,438
   Itron*                            109,400           3,175
   Merix*                             42,450             734
   Methode Electronics, Cl A          75,800             811
   Park Electrochemical               66,900           1,984
                                                 -----------
                                                      17,286
                                                 -----------
ENTERTAINMENT -- 2.1%
   Action Performance*                50,300           1,838
   Alloy* (D)                         61,400             823
   Argosy Gaming*                     39,700           1,366
   Avid Technology*                   18,500             169
   Callaway Golf (D)                 140,350           2,354
   Gaylord Entertainment*             99,850           2,584
   Jakks Pacific*                     49,400             902
   Macrovision*                      225,400           3,636
   Multimedia Games*                  14,400             429
   Penn National Gaming*              38,300           1,382
   Shuffle Master*                    42,692             732
   Six Flags* (D)                     59,000             947
   Speedway Motorsports*             175,300           4,784
   Station Casinos*                   15,100             251
   World Wrestling Federation
     Entertainment*                   39,500             579
                                                 -----------
                                                      22,776
                                                 -----------
ENVIRONMENTAL SERVICES -- 0.6%
   Stericycle*                        77,015           5,296
   Waste Connections*                 43,440           1,475
                                                 -----------
                                                       6,771
                                                 -----------
FINANCIAL SERVICES -- 1.6%
   American Home Mortgage Holdings   140,300           2,147
   Capital Southwest                  19,100           1,513
   Doral Financial                    41,300           1,654
   Financial Federal* (D)            114,050           3,889
   Friedman Billings Ramsey Group*   157,100           1,524
   Instinet Group*                    99,500             749
   Investment Technology Group*        5,025             183
   LendingTree* (D)                   60,100             847
   Metris (D)                         59,100             870
   Student Loan                       14,600           1,350
   Waddell & Reed Financial, Cl A    135,620           3,350
                                                 -----------
                                                      18,076
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 1.3%
   Constellation Brands, Cl A*        39,860           1,175
   Corn Products International        47,100           1,597
   Cott*                              40,315             762
   Dean Foods*                         8,600             314
   Dole Food                          54,400           1,810
--------------------------------------------------------------------------------
46            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Fleming (D)                        45,600     $     1,010
   Hain Celestial Group*              43,500             747
   Panera Bread* (D)                   2,200             137
   Peet's Coffee & Tea*               29,450             471
   PepsiAmericas                      72,100           1,146
   Pilgrims Pride, Cl A                8,950              97
   Pilgrims Pride, Cl B               77,300           1,122
   Ralcorp Holdings*                  48,000           1,351
   Smithfield Foods*                  17,900             329
   Tyson Foods, Cl A                  55,000             812
   Universal                          37,300           1,514
                                                 -----------
                                                      14,394
                                                 -----------
GAS/NATURAL GAS -- 0.9%
   Cascade Natural Gas                18,500             431
   NUI                                37,000             943
   Oneok                              51,000           1,059
   South Jersey Industries            27,300             959
   Tom Brown*                         27,300             744
   UGI                                75,100           2,328
   Vectren                            75,100           1,893
   WGL Holdings                       46,800           1,247
                                                 -----------
                                                       9,604
                                                 -----------
HOTELS & LODGING -- 0.9%
   Aztar*                             76,400           1,580
   Fairmont Hotels & Resorts          56,400           1,579
   Four Seasons Hotels                21,050             994
   Prime Hospitality*                 99,800           1,262
   Starwood Hotels & Resorts
     Worldwide                       142,000           5,025
                                                 -----------
                                                      10,440
                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.4%
   Furniture Brands International*    29,500           1,116
   Helen of Troy*                    123,300           1,626
   Kimball International              60,600           1,001
   Salton* (D)                        20,900             300
                                                 -----------
                                                       4,043
                                                 -----------
INSURANCE -- 3.8%
   Acceptance Insurance*              63,400             292
   American Medical Security Group*   20,200             386
   AmerUs Group (D)                  104,600           3,708
   Annuity and Life                   57,200           1,017
   Arch Capital Group*                44,300           1,316
   Clark/Bardes*                      29,000             700
   CNA Surety                         25,400             384
   Commerce Group                     45,500           1,790
   Delphi Financial Group, Cl A       14,800             622
   FBL Financial Group, Cl A          19,684             389
   First American (D)                158,000           3,508

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   HCC Insurance Holdings             21,500     $       586
   Hilb Rogal & Hamilton              73,385           3,024
   IPC Holdings*                      81,200           2,527
   Kansas City Life Ins               11,400             422
   Landamerica Financial Group       104,000           3,370
   Pacificare Health Systems* (D)     36,800           1,021
   Philadelphia Consolidated Holding* 37,800           1,600
   Phoenix*                          124,450           2,240
   Pico Holdings*                     92,600           1,389
   PMA Capital, Cl A                  19,200             369
   Presidential Life                  45,000             991
   RenaissanceRe Holdings             27,600           1,021
   Scottish Annuity & Life Holdings   87,700           1,754
   Stancorp Financial Group           25,000           1,467
   Stewart Information Services*     166,325           3,301
   Vesta Insurance Group              49,300             209
   White Mountains Insurance Group     4,300           1,526
   W.R. Berkley                       16,800             991
                                                 -----------
                                                      41,920
                                                 -----------
LEASING & RENTING -- 0.8%
   Dollar Thrifty Automotive Group*    5,300             123
   GATX                               31,000             991
   Rent-A-Center*                     76,500           4,341
   Ryder System                      107,100           3,202
                                                 -----------
                                                       8,657
                                                 -----------
LEISURE PRODUCTS -- 0.2%
   Nautilus Group*                    57,900           2,116
                                                 -----------
MACHINERY -- 3.4%
   Albany International, Cl A         53,700           1,399
   Applied Industrial
     Technologies (D)                 50,900           1,005
   Axcelis Technologies*             238,475           2,931
   Blyth                             107,950           3,010
   Briggs & Stratton                  62,500           2,564
   CNH Global                         42,200             234
   CoorsTek*                          67,300           2,258
   Entegris*                         145,515           1,866
   FEI*                               17,900             480
   Franklin Electric                   5,500             264
   Gardner Denver*                    88,500           2,020
   Gehl*                               8,700             127
   Graco                              12,200             524
   Imation*                           54,000           1,563
   Joy Global*                        50,800             765
   Kadant*                            28,300             451
   Lincoln Electric Holdings         112,700           3,157
   Photon Dynamics*                   30,050           1,213
   Rayovac*                          146,000           2,665
   Regal-Beloit                      126,600           3,190
   SBS Technologies*                  38,000             497

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            47

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Stewart & Stevenson Services       10,500     $       177
   Tecumseh Products, Cl A            22,500           1,046
   Terex*                             32,000             813
   Thomas Industries                  39,100           1,128
   Toro                                8,100             466
   UNOVA*                             58,500             400
   Wabtec                             68,500             938
                                                 -----------
                                                      37,151
                                                 -----------
MARINE TRANSPORTATION -- 0.3%
   Alexander & Baldwin                39,100           1,075
   Gulfmark Offshore*                 22,100             936
   Kirby*                             48,500           1,324
   Teekay Shipping                    13,700             547
                                                 -----------
                                                       3,882
                                                 -----------
MEDICAL PRODUCTS & SERVICES -- 8.0%
   Accredo Health*                    82,315           4,440
   Align Technology* (D)              90,100             347
   America Service Group*             21,600             229
   American Medical Systems
     Holdings*                       203,600           4,683
   Ameripath*                         14,700             434
   Amsurg*                           104,100           3,330
   Amylin Pharmaceuticals* (D)       250,600           2,255
   Armor Holdings*                    22,500             589
   August Technology*                 26,600             325
   AVI BioPharma* (D)                 40,500             196
   Bausch & Lomb                      25,500             963
   Beckman Coulter                     8,300             415
   Bioject Medical Technologies* (D) 259,600           1,181
   Biosite*                           29,600             885
   Bruker Daltonics*                 133,600             973
   Centene*                           23,000             602
   Cholestech* (D)                    58,650           1,073
   Computer Programs & Systems*       21,000             394
   Conmed*                            16,600             394
   Corixa*                           277,300           1,827
   Covance*                           24,700             451
   Coventry Health Care*              91,300           2,835
   Cross Country*                      5,600             204
   CV Therapeutics* (D)               26,000             498
   D&K Healthcare Resources (D)       48,650           1,629
   Datascope                           7,100             206
   Dendreon*                         224,300             650
   Dianon Systems*                    80,934           5,220
   Edwards Lifesciences*              98,025           2,335
   Endo Pharmaceuticals Holdings*    144,500           1,575
   Endocare* (D)                      64,300             942
   Esperion Therapeutics*             71,700             341
   First Health Group*                20,900             574
   Haemonetics*                      109,550           3,278
   Health Net*                        66,400           1,922
   Healthsouth*                      201,500           2,851

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Henry Schein*                      55,600     $     2,757
   Idexx Laboratories*                18,400             581
   Illumina*                          81,900             524
   Inhale Therapeutic Systems*       100,300             735
   Integra LifeSciences Holdings*     11,800             225
   Interpore International*           28,100             273
   La Jolla Pharmaceutical*          199,900           1,195
   LifePoint Hospitals*               33,200           1,292
   Med-Design* (D)                    42,850             698
   Medcath*                           40,000             774
   MedSource Technologies*               100               1
   Mid Atlantic Medical Services*     85,900           3,085
   National Dentex*                   34,300             876
   NBTY*                             101,100           1,644
   Oakley*                            40,500             744
   Orthofix International*             3,000             105
   Pediatrix Medical Group*           38,900           1,480
   Pharmaceutical Product
     Development*                     30,500             775
   PolyMedica* (D)                    17,500             630
   Province Healthcare*                4,950             126
   PSS World Medical*                 67,000             553
   Renal Care Group* (D)              83,700           2,822
   Sangstat Medical*                  27,700             609
   Scios*                             24,800             626
   Sola International*               134,900           1,616
   Steris*                            46,200             977
   Sybron Dental Specialties*         10,000             225
   Thoratec*                          96,900             922
   Transgenomic*                     257,800           1,274
   Unifirst Corp                      13,500             336
   United Surgical Partners
     International*                   64,800           2,013
   US Oncology*                      171,400           1,483
   US Physical Therapy*               54,200             979
   Varian*                            28,390             928
   Visx*                             173,975           2,375
   VitalWorks*                        53,000             456
                                                 -----------
                                                      87,760
                                                 -----------
METALS & MINING -- 1.1%
   Cleveland-Cliffs                   22,800             652
   Commercial Metals                  32,300           1,482
   Kaydon                            142,800           3,698
   Mueller Industries*                85,000           2,817
   ROHN Industries*                   85,400              33
   RTI International Metals*           5,000              57
   Shaw Group* (D)                    81,400           2,723
   Silgan Holdings*                      100               4
   Velcro Industries                  89,600           1,035
                                                 -----------
                                                      12,501
                                                 -----------
--------------------------------------------------------------------------------
48            SEI Institutional Investments Trust / Annual Report / May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 1.7%
   Acuity Brands (D)                 195,350     $     3,301
   Applied Films*                     36,500             595
   Aptargroup                         43,000           1,607
   Crane                              86,300           2,393
   Identix*                          288,400           2,250
   Lydall*                            11,200             172
   Pittston Brink's Group            154,150           4,164
   Roper Industries                   30,675           1,196
   SPS Technologies*                  26,275             962
   Tredegar                           62,775           1,450
   US Industries*                    137,200             552
                                                 -----------
                                                      18,642
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.5%
   IKON Office Solutions              58,800             550
   John H. Harland                    29,800             972
   Standard Register                  25,500             841
   Wallace Computer Services         130,260           2,793
                                                 -----------
                                                       5,156
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.5%
   Buckeye Technologies*              39,800             414
   Rayonier                           50,550           2,655
   Rock-Tenn, Cl A                    48,100             894
   Schweitzer-Mauduit International   36,800           1,045
                                                 -----------
                                                       5,008
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 3.1%
   3TEC Energy*                       76,500           1,147
   Atwood Oceanics*                   62,800           2,830
   BJ Services*                        9,300             349
   Cabot Oil & Gas, Cl A              71,200           1,634
   CAL Dive International*            98,300           2,369
   Chesapeake Energy*                 86,000             647
   Core Laboratories*                 91,200           1,281
   Evergreen Resources*               17,800             796
   Forest Oil* (D)                   118,200           3,458
   Frontier Oil                       34,200             549
   Giant Industries*                  24,400             200
   Helmerich & Payne                  14,000             535
   Key Production*                     7,500             136
   Lone Star Technologies*            60,700           1,457
   National-Oilwell*                  19,500             498
   Nuevo Energy*                     143,200           2,247
   Oceaneering International*         66,105           2,050
   Patina Oil & Gas (D)               57,400           2,049
   Penn Virginia                      15,500             550
   Pennzoil-Quaker State              24,600             531
   Prima Energy*                      39,500             929
   Pure Resources*                    87,341           1,882
   Range Resources*                   65,000             344

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   St. Mary Land & Exploration        89,800     $     2,080
   Stone Energy*                      56,500           2,325
   Superior Energy Services*          51,100             537
   Ultra Petroleum*                   68,300             593
                                                 -----------
                                                      34,003
                                                 -----------
PRINTING & PUBLISHING -- 0.1%
   Information Holdings*              33,500             943
                                                 -----------
REAL ESTATE -- 0.4%
   Avatar Holdings*                   53,650           1,395
   LNR Property                       38,800           1,362
   Trammell Crow*                     94,500           1,276
                                                 -----------
                                                       4,033
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 7.1%
   Alexandria Real Estate Equities    45,300           2,107
   AMB Property                       77,600           2,262
   America First Mortgage Investments 65,300             613
   Anthracite Capital                 51,700             672
   Apartment Investment &
     Management, Cl A                 72,600           3,382
   Apex Mortgage Capital              51,200             739
   Archstone-Smith Trust             132,157           3,570
   Arden Realty                      153,300           4,139
   AvalonBay Communities              89,600           4,244
   Boston Properties (D)              75,050           3,077
   BRE Properties, Cl A               39,100           1,257
   Corporate Office Properties Trust
     SBI MD                           93,220           1,303
   Cousins Properties                 41,200           1,114
   Equity Office Properties Trust     84,565           2,549
   Essex Property Trust               86,400           4,514
   Federal Realty Investment Trust   156,100           4,277
   FelCor Lodging Trust (D)           95,500           1,791
   General Growth Properties          42,900           2,086
   Home Properties of New York        69,200           2,448
   Kimco Realty                       38,600           1,231
   Macerich                           41,900           1,196
   Mack-Cali Realty                  142,100           4,949
   Mission West Properties            75,800             932
   Pan Pacific Retail Properties      38,100           1,207
   PS Business Parks                  61,000           2,135
   Public Storage                     89,000           3,270
   Reckson Associates Realty         191,700           4,821
   Rouse                              62,500           2,084
   Senior Housing Properties Trust    21,300             302
   Simon Property Group              121,300           4,133
   SL Green Realty (D)               114,900           4,114
   Taubman Centers                   127,400           1,898
                                                 -----------
                                                      78,416
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            49

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
RETAIL -- 6.5%
   Abercrombie & Fitch, Cl A*         11,200     $       325
   American Eagle Outfitters*         91,600           2,034
   AnnTaylor Stores*                  10,400             296
   Bebe Stores* (D)                   77,950           1,445
   Brown Shoe                         60,900           1,462
   Cato                               54,900           1,483
   Charming Shoppes* (D)              63,600             493
   Chico's FAS* (D)                   82,250           3,148
   Christopher & Banks*               17,100             680
   Circuit City Stores - Carmax*      52,600           1,392
   CKE Restaurants*                  107,400           1,074
   Cost Plus                          33,200           1,058
   Dillard's, Cl A                    60,200           1,808
   Dress Barn*                        37,400           1,184
   Finish Line, Cl A*                 56,600             880
   Footstar*                         166,900           3,964
   Fred's                             77,917           2,665
   GameStop*                          40,600             982
   Great Atlantic & Pacific Tea*      83,200           1,919
   GSI Commerce* (D)                  54,950             763
   Guitar Center*                     46,200             847
   HOT Topic* (D)                     72,092           1,846
   Insight Enterprises*              139,100           3,679
   Kenneth Cole Productions, Cl A*    20,400             539
   Linens 'N Things*                  36,600           1,124
   Lone Star Steakhouse & Saloon (D)  44,000             934
   Longs Drug Stores                  12,900             394
   Men's Wearhouse*                  100,000           2,828
   MSC Industrial Direct, Cl A*      106,500           1,981
   Pacific Sunwear Of California*      7,100             138
   Pathmark Stores*                   55,700           1,251
   PEP Boys-Manny Moe & Jack          58,700             963
   PF Chang's China Bistro*           13,700             450
   Pier 1 Imports                     83,400           1,686
   Rare Hospitality International*    55,500           1,562
   Regis (D)                         130,000           3,744
   Rubio's Restaurants*               37,700             305
   Ruby Tuesday                       51,300           1,193
   Ryan's Family Steak Houses*       119,100           2,079
   School Specialty*                  25,100             667
   Smith & Wollensky
     Restaurant Group*               101,000             656
   Sonic Automotive*                 107,300           3,552
   Stage Stores* (D)                  61,200           2,180
   Too*                               61,450           1,880
   Tweeter Home Entertainment Group*  39,300             662
   United Auto Group*                 25,300             666
   Wilsons The Leather Experts*       57,000             848
   Wolverine World Wide               38,400             679
   Zale*                              82,700           3,546
                                                 -----------
                                                      71,934
                                                 -----------

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
RETIREMENT/AGED CARE -- 0.2%
   Sunrise Assisted Living* (D)       89,950     $     2,627
                                                 -----------
RUBBER-TIRES -- 0.2%
   Bandag                             14,200             454
   Cooper Tire & Rubber               76,200           1,741
                                                 -----------
                                                       2,195
                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.4%
   Actel*                              4,700             116
   Alpha Industries*                  16,100             164
   AstroPower*                        10,000             329
   Asyst Technologies* (D)           101,200           1,720
   ATMI*                               6,700             178
   Avaya*                             57,400             397
   AXT*                               29,600             292
   Credence Systems*                  34,100             646
   Cree* (D)                          37,800             434
   Cymer*                              9,800             424
   DDI (D)                            25,300              70
   Dupont Photomasks*                 50,000           1,739
   ESS Technology* (D)                79,465           1,265
   Exar*                              19,700             425
   Fairchild Semiconductor
     International, Cl A*             24,400             614
   Helix Technology                   12,600             298
   Integrated Circuit Systems*        89,445           1,864
   Integrated Silicon Solutions*     146,300           1,734
   JNI*                               80,700             373
   Lattice Semiconductor*            422,000           4,515
   LTX*                               18,300             309
   Marvell Technology Group* (D)      35,050           1,103
   Microsemi*                         39,900             580
   Microtune* (D)                     11,200             113
   Millipore                          44,200           1,749
   MRV Communications*               184,400             264
   Mykrolis*                          26,287             355
   O2Micro International* (D)        138,825           1,957
   Omnivision Technologies*           12,700             161
   Pericom Semiconductor*             39,600             544
   Photronics* (D)                    40,910             936
   Pixelworks* (D)                   834,400           7,176
   PLX Technology*                    38,200             267
   Power Integrations*                74,250           1,674
   Rofin-Sinar Technologies*          76,000             790
   Rudolph Technologies*              36,000             836
   Silicon Image*                     93,800             774
   Silicon Laboratories* (D)          34,300             819
   Sipex*                            238,100           2,260
   StockerYale*                       61,700             228
   Triquint Semiconductor*           478,200           4,304

--------------------------------------------------------------------------------
50            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Virage Logic*                      46,730     $       592
   Xicor*                             87,000             648
   Zoran* (D)                        106,800           2,590
                                                 -----------
                                                      48,626
                                                 -----------
SOFTWARE -- 4.6%
   Activision*                       132,227           4,313
   Actuate*                           79,000             454
   Agile Software*                    92,100             768
   Altiris* (D)                        2,050              16
   Ansys*                             19,200             515
   Ascential Software*                50,900             157
   Avant!*                            72,600           1,356
   Borland Software*                  56,000             536
   Bsquare*                          196,200             455
   Business Objects ADR* (D)          19,100             545
   Chordiant Software*                49,700             153
   Dendrite International*           202,625           2,393
   Digex*                            349,600             248
   Digi International*                40,600             186
   E.piphany*                         70,900             294
   Echelon* (D)                       24,100             312
   Embarcadero Technologies*          18,000             172
   HPL Technologies* (D)              78,565           1,006
   Hyperion Solutions*                68,195           1,453
   Informatica*                       55,600             499
   JDA Software Group*                40,900           1,083
   Lawson Software*                  200,800           1,267
   Magma Design Automation* (D)       10,000             170
   Matrixone*                        171,200           1,027
   MSC.Software*                      64,200             668
   NETIQ*                            142,300           3,290
   Network Associates* (D)             9,800             190
   Onyx Software* (D)              1,270,700           4,511
   Pinnacle Systems*                  74,100             812
   Pixar* (D)                        185,700           7,799
   Precise Software Solutions*        28,600             363
   Progress Software*                 33,135             465
   Quest Software* (D)                21,500             301
   Quovadx*                          111,000             777
   Red Hat*                        1,478,100           7,110
   Retek*                             32,700             798
   Roxio*                            106,935           1,791
   THQ* (D)                            8,700             278
   TIBCO Software*                    38,100             227
   Timberline Software                71,200             441
   United Online* (D)                 26,000             284
   Viewpoint*                        200,400           1,142
   webMethods*                        69,300             627
                                                 -----------
                                                      51,252
                                                 -----------


--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
STEEL & STEEL WORKS -- 0.7%
   AK Steel Holding*                 250,500     $     3,499
   Quanex                              6,700             242
   Roanoke Electric Steel             68,900             947
   Schnitzer Steel Industries, Cl A   57,000           1,157
   Steel Dynamics*                    55,600             991
   United States Steel                42,000             863
                                                 -----------
                                                       7,699
                                                 -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.0%
   Allegiance Telecom* (D)            50,800              59
   Anixter International*             30,000             844
   Commonwealth Telephone
     Enterprises*                     72,300           3,092
   IDT*                               24,600             451
   IDT, Cl B*                         39,300             676
   Intrado*                            3,000              53
   Lantronix* (D)                     96,700              98
   Lightbridge*                       42,000             433
   Loral Space & Communications* (D) 305,700             605
   Metro One Telecommunications*     169,050           2,913
   Novatel Wireless* (D)              26,200               9
   Telephone & Data Systems           14,000           1,061
   West*                              30,500             765
                                                 -----------
                                                      11,059
                                                 -----------
TRUCKING -- 1.0%
   Arkansas Best*                     26,400             651
   Forward Air*                       19,100             606
   JB Hunt Transport Services*        18,200             497
   Knight Transportation*             26,000             519
   Navistar International*            32,000           1,136
   Roadway                            30,700             983
   Usfreightways                     162,900           5,679
   Yellow*                            18,820             516
                                                 -----------
                                                      10,587
                                                 -----------
WHOLESALE -- 0.5%
   Handleman*                         67,200             806
   Performance Food Group*           102,985           3,866
   SCP Pool*                          20,400             597
   United Natural Foods*              20,500             470
                                                 -----------
                                                       5,739
                                                 -----------
Total Common Stock
   (Cost $1,008,053)                               1,070,300
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            51

STATEMENT OF NET ASSETS



Small Cap Fund (Concluded)
May 31, 2002
--------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
CONVERTIBLE BONDS -- 0.3%
   American Tower,
     CV to 19.4175 shares          1,100,000      $      623
   Central Garden,
     CV to 35.7143 shares          1,050,000             979
   Peregrine Systems,
     CV to 40.0000 shares (D)      1,650,000             922
   Viropharma, CV to 9.1620 shares 1,350,000             493
                                                  ----------
Total Convertible Bonds
   (Cost $3,173)                                       3,017
                                                  ----------

RIGHTS -- 0.0%
   Bank United*                       24,100               2
                                                  ----------
Total Rights
   (Cost $4)                                               2
                                                  ----------

WARRANTS -- 0.0%
   Dime Bancorp (C)*                 268,335              32
   Expedia, Expires 02/04/09*          7,622             305
                                                  ----------
Total Warrants
   (Cost $40)                                            337
                                                  ----------

OTHER INVESTMENT COMPANY -- 0.2%
   John Hancock Bank and
     Thrift Opportunity Fund         229,500           1,992
                                                  ----------
Total Other Investment Company
   (Cost $1,801)                                       1,992
                                                  ----------

CASH EQUIVALENT -- 0.1%
   First Union Cash Management
     Program                       1,137,979           1,138
                                                  ----------
Total Cash Equivalent
   (Cost $1,138)                                       1,138
                                                  ----------

U.S. TREASURY OBLIGATIONS -- 0.3%
   U.S. Treasury Bills (A)
     1.718%, 08/29/02                $ 2,800           2,789
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $2,788)                                       2,789
                                                  ----------

--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.8%
   Morgan Stanley Dean Witter (B)
     1.770%, dated 05/31/02, matures
     06/03/02, repurchase price
     $42,355,628 (collateralized by
     U.S. Agency obligations, total
     market value: $43,406,552)      $42,350      $   42,350
                                                  ----------
Total Repurchase Agreement
   (Cost $42,350)                                     42,350
                                                  ----------
Total Investments -- 101.8%
   (Cost $1,059,346)                               1,121,925
                                                  ----------
Short-Term Investments Held as Collateral
   for Loaned Securities -- 8.9%                      98,180
Collateral on Securities Loaned -- (8.9)%            (98,180)
                                                  ----------

OTHER ASSETS AND LIABILITIES -- 1.8%
Receivable from Distributor                               40
Investment Advisory Fee Payable                         (542)
Distribution Fee Payable                                 (40)
Other Assets and Liabilities                         (19,184)
                                                  ----------
Total Other Assets and Liabilities, Net              (19,726)
                                                  ----------

Net assets:
Paid in Capital
   (unlimited authorization -- no par value)
   based on 87,972,731 outstanding shares of
   beneficial interest                             1,086,097
Undistributed net investment income                      573
Accumulated net realized loss on investments         (46,325)
Net unrealized appreciation on investments            62,578
Net unrealized depreciation on futures contracts        (724)
                                                  ----------
Total Net Assets -- 100.0%                        $1,102,199
                                                  ==========
Net asset value, offering and redemption
   price per share                                    $12.53
                                                  ==========

* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement
(C) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(D) This security or a partial position of this security is on loan at May 31, 2002 (see note 13). The total value of the securities on loan at May 31, 2002 was $93,988,542.
ADR -- Class
Cl -- Class
CV -- Convertible
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
52            SEI Institutional Investments Trust / Annual Report / May 31, 2002

SCHEDULE OF INVESTMENTS



Core Fixed Income Fund
May 31, 2002
--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.9%
   U.S. Treasury Bonds
       11.875%, 11/15/03             $   210     $       237
        9.875%, 11/15/15 (L)          56,325          79,664
        9.250%, 02/15/16 (L)          83,745         113,511
        6.125%, 08/15/29              18,830          19,763
        5.250%, 11/15/28              47,021          43,656
   U.S. Treasury Notes
        6.500%, 10/15/06                 330             360
        5.625%, 05/15/08                 310             327
        4.875%, 02/15/12              14,820          14,630
   U.S. Treasury Notes (D)
        3.875%, 04/15/29              60,898          67,406
        3.625%, 04/15/28              26,427          28,038
   U.S. Treasury STRIPS (A)
        6.250%, 11/15/21              23,430           7,295
        5.553%, 11/15/27               3,340             738
                                                 -----------
Total U.S. Treasury Obligations
   (Cost $357,140)                                   375,625
                                                 -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.9%
   FHLMC
        6.625%, 09/15/09              96,175         103,869
        5.750%, 01/15/12              61,750          62,449
   FHLMC CMO/REMIC,
     Ser 1, Cl Z
        9.300%, 04/15/19                 159             168
   FHLMC CMO/REMIC,
     Ser 1081, Cl K
        7.000%, 05/15/21               4,885           5,090
   FHLMC CMO/REMIC,
     Ser 1101, Cl M
        6.950%, 07/15/21               3,061           3,185
   FHLMC CMO/REMIC,
     Ser 2418, Cl MC
        6.000%, 09/15/19               2,957           3,058
   FHLMC CMO/REMIC,
     Ser 2433, Cl TD
        6.000%, 12/15/12               2,537           2,552
   FNMA
        5.750%, 02/15/08               1,550           1,615
        5.450%, 08/14/02 (B)           7,850           7,821
        5.375%, 11/15/11                 630             620
        5.000%, 01/15/07              17,720          18,001
   FNMA CMO/REMIC,
     Ser 1990-106, Cl J
        8.500%, 09/25/20                  87              96
   FNMA CMO/REMIC,
     Ser 1990-58, Cl J
        7.000%, 05/25/20               1,029           1,090
   FNMA CMO/REMIC,
     Ser 1990-93, Cl G
        5.500%, 08/25/20                 466             480

--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   FNMA CMO/REMIC,
     Ser 1991-156, Cl A
        7.500%, 10/25/21              $  261     $       273
   FNMA CMO/REMIC,
     Ser 1993-69, Cl Z
        6.000%, 01/25/22                 938             968
   FNMA CMO/REMIC,
     Ser 1996-45, Cl K
        7.000%, 09/25/21               1,044           1,101
   FNMA CMO/REMIC,
     Ser 2002-T1, Cl A2
        7.000%, 11/25/31               3,765           3,915
   FNMA CMO/REMIC,
     Ser 2002-T4, Cl A2
        7.000%, 12/25/41               2,381           2,470
   FNMA CMO/REMIC,
     Ser 92-30, Cl Z
        7.000%, 06/25/22               1,289           1,361
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30               1,450           1,990
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22               1,750           2,126
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11               2,120           2,215
   Resolution Funding, Ser A
        8.625%, 01/15/30                 250             336
   TVA
        7.125%, 05/01/30               3,440           3,769
   TVA, Ser G
        5.375%, 11/13/08               1,700           1,720
                                                 -----------
Total U.S. Government Agency Obligations
   (Cost $229,293)                                   232,338
                                                 -----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 37.3%
   FHLMC
        9.750%, 10/01/14                 100             107
        9.000%, 12/01/05                   7               8
        8.500%, 09/01/08 to 04/01/09     791             838
        8.000%, 08/01/26 to 11/01/30   3,378           3,600
        7.500%, 11/01/17 to 12/01/30   4,104           4,303
        7.000%, 11/01/15 to 06/01/31   7,812           8,130
        6.500%, 02/01/13 to
          03/01/32 (B)                35,113          36,116
        6.000%, 03/01/11 to 05/01/32  91,089          92,097
        5.500%, 10/01/13 to 05/01/16  16,375          16,567
   FHLMC TBA
        7.500%, 06/01/29               5,000           5,231
        7.000%, 07/15/15               5,200           5,445
        6.500%, 06/01/31               9,500           9,651
        5.500%, 06/18/17               4,000           3,988


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            53

SCHEDULE OF INVESTMENTS



Core Fixed Income Fund
May 31, 2002
--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   FNMA
        8.500%, 09/01/13            $     18     $        20
        8.000%, 04/01/08 to 07/01/31  12,082          12,841
        7.500%, 06/01/24 to 04/01/31   5,703           5,987
        7.000%, 10/01/14 to 03/01/32   6,518           6,741
        6.500%, 10/01/08 to 02/01/32  31,900          33,032
        6.000%, 03/01/11 to 02/01/32  24,517          24,743
        5.500%, 05/01/13 to 04/01/17  20,148          20,286
   FNMA TBA
        7.500%, 06/01/31               5,000           5,228
        7.000%, 06/01/32 to 06/13/32  57,600          59,468
        6.500%, 05/18/17 to 07/15/32 129,000         130,710
        6.000%, 06/18/17 to 06/15/32   8,700           8,719
        5.500%, 06/18/17               6,000           5,976
   GNMA
        9.500%, 09/15/09 to 12/15/20     109             121
        8.500%, 11/15/20                   7               8
        8.000%, 06/15/25 to 08/15/30   2,390           2,557
        7.500%, 09/15/06 to 07/15/31  19,361          20,415
        7.000%, 04/15/23 to 02/15/30  26,304          27,374
        6.500%, 06/15/11 to 03/15/32  75,463          77,010
        6.000%, 03/15/14 to 02/15/32  24,385          24,744
        5.500%, 04/01/14 to 01/15/17   4,799           4,827
   GNMA TBA
        7.500%, 06/20/31              12,000          12,596
        7.000%, 06/01/32              46,400          48,010
        6.500%, 06/01/31             124,100         126,039
        6.000%, 06/01/32              35,900          35,608
                                                 -----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $861,798)                                   879,141
                                                 -----------

CORPORATE OBLIGATIONS -- 24.8%
AEROSPACE & DEFENSE -- 0.3%
   Lockheed Martin
        8.500%, 12/01/29               2,560           3,017
   Northrop-Grumman
        9.375%, 10/15/24               2,990           3,252
                                                 -----------
                                                       6,269
                                                 -----------
AIR TRANSPORTATION -- 2.0%
   America West Airlines, Ser 99-1
        7.930%, 01/02/19               6,435           6,709
   American Airlines, Ser 94A4
        9.780%, 11/26/11               1,888           1,691
   Atlas Air, Ser 00-1
        8.707%, 01/02/19               2,727           2,705
   Continental Airlines, Ser 00-2
        8.312%, 04/02/11               1,761           1,672
   Continental Airlines, Ser 974C
        6.800%, 07/02/07               4,639           4,453


--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   Continental Airlines, Ser 99-2
        7.730%, 03/15/11             $ 1,506     $     1,321
        7.434%, 09/15/04               1,350           1,236
   Delta Air Lines, Ser 02-1
        6.718%, 01/02/23               5,600           5,649
        6.417%, 07/02/12               4,200           4,266
   FedEx, Ser 981B
        6.845%, 01/15/19                 548             544
   Northwest Airlines, Ser 971B
        7.248%, 01/02/12               4,112           3,517
   Northwest Airlines, Ser 991C
        8.130%, 02/01/14               1,130             988
   United Air Lines, Ser 91A2
       10.020%, 03/22/14               3,550           2,910
   United Air Lines, Ser 91C
       10.360%, 11/13/12               1,445           1,021
   United Air Lines, Ser 96A1
        7.270%, 01/30/13               2,544           2,153
   US Airways Pass-Thru Trust,
     Ser 98-1
        7.350%, 01/30/18               4,179           3,462
   US Airways, Cl B
        7.500%, 04/15/08               3,348           2,776
                                                 -----------
                                                      47,073
                                                 -----------
AUTOMOTIVE -- 0.5%
   DaimlerChrysler
        8.500%, 01/18/31               2,500           2,818
        8.000%, 06/15/10               1,250           1,366
        7.300%, 01/15/12                 770             810
   Ford Motor
        8.900%, 01/15/32                 480             540
        7.700%, 05/15/97                 820             769
        7.450%, 07/16/31               1,460           1,418
        6.375%, 02/01/29               3,000           2,542
   Visteon
        8.250%, 08/01/10               1,500           1,575
                                                 -----------
                                                      11,838
                                                 -----------
BANKS -- 3.0%
   AllFirst Financial
        7.200%, 07/01/07               4,210           4,399
   Bank of America
       10.200%, 07/15/15               2,850           3,684
        7.400%, 01/15/11               3,830           4,191
        6.250%, 04/15/12               2,770           2,825
   Bank of Oklahoma
        7.125%, 08/15/07               6,750           6,927
   Bank One
       10.000%, 08/15/10                 825           1,012
        7.875%, 08/01/10               5,000           5,600
        6.000%, 08/01/08                 900             926

--------------------------------------------------------------------------------
54            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   Bank One MTN, Ser G
        7.000%, 10/16/06             $ 4,000     $     4,235
   BankBoston
        6.375%, 04/15/08               1,000           1,016
   Dresdner Bank
        7.250%, 09/15/15               1,750           1,883
   First National Bank of Omaha
        7.320%, 12/01/10               2,750           2,698
   First Union Capital I, Ser A
        7.935%, 01/15/27                 720             742
   Household Finance
        8.000%, 07/15/10               2,620           2,810
   JP Morgan Chase
        6.625%, 03/15/12               6,380           6,551
   Key Bank
        7.125%, 08/15/06               1,500           1,594
        7.000%, 02/01/11               5,000           5,173
   Keycorp
        7.500%, 06/15/06                 750             799
        6.750%, 03/15/06               1,000           1,044
   Royal Bank of Scotland Group, Ser 2
        8.817%, 03/31/49               4,300           4,655
   Swiss Bank
        7.375%, 07/15/15               2,300           2,547
        7.000%, 10/15/15                 300             322
   Union Planter Bank
        6.500%, 03/15/08                 400             398
   Union Planters
        7.750%, 03/01/11               2,725           2,950
   WestDeutsche Landesbank
        6.050%, 01/15/09               2,425           2,486
                                                 -----------
                                                      71,467
                                                 -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.5%
   Comcast
        8.875%, 04/01/07               7,722           8,301
   Comcast Cable Communications
        6.750%, 01/30/11               6,700           6,466
   Continental Cablevision
        9.500%, 08/01/13               5,925           6,251
        9.000%, 09/01/08                 800             864
   COX Communications
        7.875%, 08/15/09                 440             452
   News America
        7.300%, 04/30/28               2,660           2,438
   News America Holdings
        8.150%, 10/17/36               5,000           5,006
   TCI Communications
        7.875%, 02/15/26               1,550           1,331
        6.375%, 05/01/03               1,080           1,097
   TCI Communications MTN (G)
        6.290%, 02/15/05               2,000           2,100
                                                 -----------
                                                      34,306
                                                 -----------

--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
CHEMICALS -- 0.1%
   Rohm & Haas
        7.850%, 07/15/29             $ 3,250     $     3,644
                                                 -----------
COMPUTERS & SERVICES -- 0.3%
   AOL
        7.700%, 05/01/32               2,480           2,417
   Electronic Data Systems
        7.450%, 10/15/29               5,050           5,309
                                                 -----------
                                                       7,726
                                                 -----------
DRUGS -- 0.2%
   Bristol-Myers Squibb
        5.750%, 10/01/11               4,520           4,487
                                                 -----------
ELECTRICAL SERVICES -- 2.4%
   Amerenenergy Generating, Ser C
        7.750%, 11/01/05               3,000           3,197
   Aquila
        7.000%, 07/15/04               1,750           1,684
   Arizona Public Services
        8.000%, 12/30/15               1,000           1,029
   CE Generation
        7.416%, 12/15/18               4,006           3,629
   Conectiv MTN, Ser A
        6.730%, 06/01/06               3,550           3,650
   Dominion Fiber Ventures (C)
        7.050%, 03/15/05               2,450           2,390
   Edison Mission
        9.875%, 04/15/11               4,000           3,980
   Edison Mission Energy
        7.730%, 06/15/09                 400             374
   First Energy, Ser B
        6.450%, 11/15/11               2,080           1,975
   First Energy, Ser C
        7.375%, 11/15/31               2,600           2,455
   FPL Group Capital
        7.375%, 06/01/09               5,000           5,275
   General Electric Capital
        6.000%, 06/15/12               2,200           2,183
   General Electric Capital MTN, Ser A
        6.750%, 03/15/32               2,620           2,587
   Hubbell (C)
        6.375%, 05/15/12               1,500           1,519
   Korea Electric Power
        7.750%, 04/01/13               2,460           2,681
        6.750%, 08/01/27                 450             471
   Midwest Generation (C)
        8.300%, 07/02/09               2,000           1,988
   Niagra Mohawk Power, Ser G
        7.750%, 10/01/08               1,200           1,331
   Niagra Mohawk Power, Ser H (G)
        5.510%, 07/01/10               1,775           1,768

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            55

SCHEDULE OF INVESTMENTS

May 31, 2002
--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   NRG Energy (C)
        7.625%, 02/01/06             $ 4,000     $     3,800
   Progress Energy
        6.850%, 04/15/12               1,950           2,014
   PSEG Engergy
        8.500%, 06/15/11               2,700           2,659
   PSI Energy
        7.850%, 10/15/07               3,100           3,197
   System Energy Resources
        7.430%, 01/15/11               1,980           2,007
                                                 -----------
                                                      57,843
                                                 -----------
ENTERTAINMENT -- 0.2%
   Park Place Entertainment
        7.500%, 09/01/09               4,025           4,044
                                                 -----------
FINANCIAL SERVICES -- 4.4%
   American General Finance MTN, Ser F
        5.910%, 06/12/06               2,500           2,563
   Bear Stearns
        7.800%, 08/15/07               2,200           2,414
        6.250%, 07/15/05                 800             840
   Countrywide Home Loan MTN, Ser F
        6.380%, 10/08/02               5,300           5,375
   Credit Suisse
        6.500%, 01/15/12               3,000           3,035
        5.750%, 04/15/07               3,020           3,077
   Dryden Investor Trust (C)
        7.157%, 07/23/08               4,458           4,620
   Ford Motor Credit
        7.875%, 06/15/10               7,920           8,391
        7.600%, 08/01/05               3,500           3,693
        7.500%, 03/15/05               1,000           1,050
   Ford Motor Credit MTN
        7.750%, 02/15/07               5,000           5,269
   Gemstone Investors (C)
        7.710%, 10/31/04               3,725           3,708
   General Motors Acceptance
        7.250%, 03/02/11               4,810           4,990
        7.100%, 06/15/15               2,600             982
        6.750%, 01/15/06                 170             177
        6.125%, 09/15/06                 830             850
   Goldman Sachs Group
        6.600%, 01/15/12               9,630           9,805
   Household Fiance
        7.000%, 05/15/12               2,090           2,117
   Household Finance
        8.000%, 05/09/05               5,000           5,363
   John Deere Capital
        6.000%, 02/15/09               1,380           1,368
   JP Morgan Capital Trust II
        7.950%, 02/01/27                 200             207


--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   Lehman Brothers
       11.625%, 05/15/05              $  600     $       712
   Lehman Brothers Holdings
        8.800%, 03/01/15               2,755           3,182
        7.875%, 08/15/10               1,000           1,093
   Lehman Brothers Holdings MTN, Ser F
        7.500%, 09/01/06               1,075           1,164
   Merrill Lynch
        7.430%, 09/01/22               1,573           1,551
        6.875%, 11/15/18               3,075           3,063
   Nisource Finance
        7.625%, 11/15/05               1,500           1,481
   Paine Webber Group MTN, Ser C
        7.390%, 10/16/17               5,915           6,255
   PNC Funding
        7.500%, 11/01/09               2,925           3,130
   Principal Financial Group (C)
        8.200%, 08/15/09               4,000           4,463
   Progress Capital Holdings MTN
        6.750%, 12/10/07               3,000           3,062
   Washington Mutual Capital I
        8.375%, 06/01/27               1,000           1,061
   Washington Mutual Financial
        8.250%, 06/15/05               3,775           4,162
                                                 -----------
                                                     104,273
                                                 -----------
FOOD, BEVERAGE & TOBACCO -- 1.6%
   EarthGrains
        8.500%, 08/01/05               3,600           4,009
   Kellogg, Ser B
        6.600%, 04/01/11               4,250           4,418
   Nabisco
        7.550%, 06/15/15               3,000           3,401
        6.375%, 02/01/05               3,000           3,113
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29               2,500           2,641
   Philip Morris
        7.750%, 01/15/27               5,570           5,911
   Philip Morris Capital
        7.500%, 07/16/09               2,500           2,686
   RJ Reynolds Tobacco Holding, Ser B
        7.875%, 05/15/09               2,530           2,685
        7.750%, 05/15/06               3,760           4,005
   Sara Lee
        6.250%, 09/15/11               5,690           5,803
                                                 -----------
                                                      38,672
                                                 -----------
FORESTRY -- 0.3%
   Weyerhaeuser (C)
        7.375%, 03/15/32               3,500           3,596
        6.750%, 03/15/12               2,530           2,601
                                                 -----------
                                                       6,197
                                                 -----------

--------------------------------------------------------------------------------
56            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
GAS/NATURAL GAS -- 1.1%
   Dynegy (L)
        7.450%, 07/15/06             $ 4,500     $     3,510
   El Paso Energy
        7.625%, 07/15/11               2,880           2,848
   El Paso MTN
        7.800%, 08/01/31               2,360           2,260
        7.750%, 01/15/32                 970             923
   Oneok
        7.750%, 08/15/06               7,000           7,467
        7.125%, 04/15/11               1,875           1,917
   Williams (C)
        8.750%, 03/15/32               2,840           2,598
        7.875%, 09/01/21               1,150             978
        7.750%, 06/15/31                 740             618
        6.250%, 02/01/06               1,810           1,697
   Williams, Ser A
        7.500%, 01/15/31                 310             255
   Yosemite Security Trust I (C) (I)
        8.250%, 11/15/04               1,411             303
                                                 -----------
                                                      25,374
                                                 -----------
INSURANCE -- 1.2%
   Allstate
        7.500%, 06/15/13               1,000           1,094
        6.125%, 02/15/12               1,000           1,002
   Associated P&C Holdings
        6.750%, 07/15/03               6,100           6,283
   Jackson National (C)
        5.250%, 03/15/07               2,000           2,013
   Lincoln National
        9.125%, 10/01/24               1,000           1,090
   Lion Connecticut
        7.125%, 08/15/06               1,100           1,174
   Loews
        7.625%, 06/01/23                 450             443
        7.000%, 10/15/23               1,950           1,862
   Nationwide Life (C)
        5.350%, 02/15/07               1,500           1,516
   Protective Life (C)
        5.875%, 08/15/06               1,350           1,381
   Prudential (C)
        8.695%, 12/18/23                 750             803
   USF&G
        7.125%, 06/01/05               1,000           1,072
   Zurich Capital Trust I (C)
        8.376%, 06/01/37               8,300           8,123
                                                 -----------
                                                      27,856
                                                 -----------
MANUFACTURING -- 0.0%
   Tyco International
        6.375%, 10/15/11                 850             735
                                                 -----------


--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 0.1%
   Health Care Services (C)
        7.750%, 06/15/11             $ 3,250     $     3,324
                                                 -----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
   Waste Management
        7.375%, 05/15/29               1,000             967
        7.125%, 12/15/17               5,425           5,283
        7.100%, 08/01/26               2,245           2,273
                                                 -----------
                                                       8,523
                                                 -----------
OFFICE/BUSINESS EQUIPMENT -- 0.2%
   Pittney Bowes Credit
        5.750%, 08/15/08               5,600           5,727
                                                 -----------
PAPER & PAPER PRODUCTS -- 0.4%
   Federal Paper Board
        8.875%, 07/01/12                 300             325
   Georgia-Pacific
        9.875%, 11/01/21               1,800           1,768
        9.500%, 12/01/11               1,300           1,349
   Pactiv
        8.000%, 04/15/07               2,000           2,154
        7.950%, 12/15/25                 125             130
   Westvaco
        8.400%, 06/01/07               3,300           3,663
                                                 -----------
                                                       9,389
                                                 -----------
PETROLEUM & FUEL PRODUCTS -- 1.1%
   Anadarko Finance, Ser B
        7.500%, 05/01/31               5,645           5,896
   Apache
        6.250%, 04/15/12               1,810           1,844
   BP Capital Markets
        4.625%, 05/27/05                 570             581
   Burlington Resources (C)
        6.500%, 12/01/11                 500             510
   CMS Panhandle Holdings
        7.000%, 07/15/29               1,300           1,024
   Coastal
        6.950%, 06/01/28               2,250           1,893
   Conoco Funding
        7.250%, 10/15/31               1,500           1,605
        6.350%, 10/15/11               3,750           3,847
   Sunoco
        9.375%, 06/01/16               2,225           2,476
   Vastar Resources
        6.500%, 04/01/09               5,000           5,231
                                                 -----------
                                                      24,907
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            57

SCHEDULE OF INVESTMENTS

May 31, 2002
--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
RAILROAD TRANSPORTATION -- 0.3%
   Burlington North Santa Fe
        6.750%, 03/15/29             $ 3,000     $     2,940
   Consolidated Rail
        7.875%, 05/15/43                 450             479
   Union Pacific
        7.125%, 02/01/28               1,500           1,541
        6.500%, 04/15/12               1,100           1,134
                                                 -----------
                                                       6,094
                                                 -----------
REAL ESTATE INVESTMENT MANAGEMENT -- 0.1%
   Security Capital Group MTN, Ser A
        7.750%, 11/15/03               1,600           1,698
                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
   GE Capital Franchise Finance MTN
        8.680%, 01/14/04               4,700           5,079
        6.860%, 06/15/07               1,100           1,184
                                                 -----------
                                                       6,263
                                                 -----------
RETAIL -- 0.7%
   Dillards
        6.875%, 06/01/05               1,500           1,473
   Dollar General
        8.625%, 06/15/10               7,000           6,835
   Duty Free International (J)
        7.000%, 01/15/04               6,500           3,250
   JC Penney
        9.750%, 06/15/21               1,200           1,176
        6.900%, 08/15/26               1,650           1,662
   Target
        5.875%, 03/01/12               3,190           3,160
                                                 -----------
                                                      17,556
                                                 -----------
SPECIAL PURPOSE ENTITY -- 0.7%
   Air 2 US (C)
        8.027%, 10/01/19               4,477           4,452
   British Aerospace Financial (C)
        7.500%, 07/01/27               5,000           5,050
   Enron Cln Trust (C) (I)
        7.375%, 05/15/06               1,311             292
   Marlin Water (C) (I)
        6.310%, 07/15/03               2,000             355
   Osprey Trust/Osprey I (C) (I)
        8.310%, 01/15/03               3,700             777
        7.797%, 01/15/03               3,000             630
   Toll Road Investment Partnership II
     (C) (E)
        6.635%, 02/15/06               5,000           4,154
                                                 -----------
                                                      15,710
                                                 -----------

--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 1.4%
   AT&T Canada
       10.625%, 11/01/08             $ 2,180     $       262
   AT&T Canada (G)
       43.480%, 06/15/08               3,900             390
   Bell South
        6.000%, 10/15/11               8,375           8,378
   British Telecommunications (G)
        7.390%, 12/15/30               2,940           3,369
        5.270%, 12/15/05               1,400           1,505
   Citizens Communications (C)
        7.625%, 08/15/08               1,000             990
   France Telecom (G)
        8.730%, 03/01/31               1,430           1,394
        8.160%, 03/01/11               1,200           1,169
   Intermedia Communications,
     Ser B (L)
        8.600%, 06/01/08               2,000           1,380
   Qwest
        8.875%, 06/01/31               2,200           1,958
   Qwest Capital Funding (C)
        7.250%, 02/15/11               4,750           3,623
   Sprint Capital
        7.625%, 01/30/11               2,720           2,572
   Verizon Communications
        6.940%, 04/15/28               3,000           2,869
   WorldCom
        8.250%, 05/15/31               5,000           2,150
   WorldCom (C) (I)
        7.375%, 01/15/03 (L)             700             616
        7.375%, 01/15/06               1,600             896
                                                 -----------
                                                      33,521
                                                 -----------
Total Corporate Obligations
   (Cost $599,599)                                   584,516
                                                 -----------

YANKEE BONDS -- 1.6%
   Andina de Fomento
        8.875%, 06/01/05               3,400           3,723
   Banco Santander-Chile, Ser MBIA
        6.500%, 11/01/05               4,100           4,254
   Deutsche Telekom International
     Finance (G)
        8.730%, 06/15/30               3,400           3,323
   Diageo Capital
        6.625%, 06/24/04               4,700           4,976
   Ford Capital
        9.500%, 06/01/10               1,400           1,598
   HSBC Bank
        6.950%, 03/15/11               1,750           1,822
   Hydro Quebec, Ser GW
        9.750%, 01/15/18               4,110           4,290
   National Bank of Hungary
        8.875%, 11/01/13                 650             785

--------------------------------------------------------------------------------
58            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   Newcourt Credit Group
        6.875%, 02/16/05             $ 3,000     $     2,915
   Norsk Hydro
        9.000%, 04/15/12                 525             637
   Pohang Iron & Steel
        7.375%, 05/15/05                 250             268
        7.125%, 07/15/04                 500             529
   Quebec Province
        7.500%, 09/15/29               1,652           1,875
   Quebec Province, Ser NN
        7.125%, 02/09/24               1,970           2,115
   Santander Financial Issuances
        7.250%, 11/01/15               1,175           1,235
   Wharf Capital International
        8.875%, 11/01/04                 375             411
   Wharf International Finance
        7.625%, 03/13/07                 575             612
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07               3,000           1,830
                                                 -----------
Total Yankee Bonds
   (Cost $37,398)                                     37,198
                                                 -----------

ASSET-BACKED SECURITIES -- 13.3%
AUTOMOTIVE -- 2.1%
   Americredit Automobile
     Receivables Trust,
     Ser 1999-B, Cl A4
        5.960%, 03/12/06              11,356          11,613
   Americredit Automobile
     Receivables Trust,
     Ser 2000-C, Cl A4 (F)
        2.050%, 07/12/07               5,000           5,003
   Americredit Automobile
     Receivables Trust,
     Ser 2002-A, Cl A3 (F)
        2.040%, 10/12/06              10,460          10,494
   Chase Manhattan Auto Owner Trust,
     Ser 2000-A, Cl A3
        6.210%, 12/15/04               3,467           3,539
   Daimler Chrysler Auto Trust,
     Ser 2000-B, Cl A3
        7.530%, 05/08/04               4,251           4,323
   Ford Credit Auto Owner Trust,
     Ser 2000-E, Cl A4
        6.740%, 06/15/04               8,636           8,843
   Ford Credit Auto Owner,
     Ser 2000-G, Cl A3 (F)
        6.670%, 04/15/03                 259             260
   World Omni Auto Receivables Trust,
     Ser 2001-A, Cl A3
        5.300%, 02/20/05               4,970           5,075
                                                 -----------
                                                      49,150
                                                 -----------


--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
MORTGAGE RELATED -- 11.2%
   ABSC, Ser 2000-LB1, Cl AV (F)
        2.100%, 08/21/30             $ 7,496     $     7,500
   Amortizing Residential
     Collateral Trust
     CMO, Ser 2002-BC1, Cl A (F)
        2.180%, 01/01/32              12,506          12,518
   Asset Backed Securities,
     Ser 2001-HE3, Cl A1 (F)
        2.110%, 11/15/31              12,020          12,017
   Asset Securitization,
     Ser 1996-D2, Cl A1
        6.920%, 02/14/29               7,596           8,012
   Bayview Financial Acquisiton
     Trust, Ser 2001-BA, Cl A (F)
        2.120%, 07/25/31               1,360           1,356
   Chase Funding Loan Acquisition
     Trust, Ser 2001-AD1, Cl 1A1 (F)
        2.070%, 12/25/15               2,496           2,496
   Cigna CBO,
     Ser 1996-1, Cl A2
        6.460%, 11/15/08               7,838           7,877
   Citibank Credit Card Issuance
     Trust, Ser 2001-A5, Cl A5 (F)
        1.971%, 06/10/06               8,000           8,005
   Cityscape Home Equity Loan Trust,
     Ser 1997-C , Cl A4
        7.000%, 07/25/28               1,161           1,221
   Conseco Finance Securitizations,
     Ser 2001-1, Cl A5
        6.990%, 07/01/32               3,000           3,053
   Contimortgage Home Equity
     Loan Trust,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28               1,236           1,276
   Contimortgage Home Equity
     Loan Trust,
     Ser 1997-3, Cl A9
        7.120%, 08/15/28               2,249           2,324
   Contimortgage Home Equity
     Loan Trust,
     Ser 1997-5, Cl A5
        6.630%, 12/15/20               1,600           1,642
   Contimortgage Home Equity
     Loan Trust,
     Ser 1997-5, Cl A6
        6.870%, 03/15/24               1,600           1,680
   Contimortgage Home Equity
     Loan Trust,
     Ser 1998-1, Cl A6
        6.580%, 12/15/18               1,000           1,028
   Countrywide Asset-Backed
     Certificate,
     Ser 2001-3, Cl A1 (F)
        2.090%, 01/25/32              12,859          12,844
   Countrywide Asset-Backed
     Certificates,
     Ser 2001-BC3, Cl A (F)
        2.080%, 12/25/31               1,791           1,788

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            59

SCHEDULE OF INVESTMENTS

May 31, 2002
--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   CS First Boston Mortgage
     Securities,
     Ser 2001-FL2A, Cl A (F)
        2.090%, 09/15/13            $ 24,267     $    24,267
   Daimler Chrysler Master
     Owner Trust,
     Ser 2002-A, Cl A (F)
        1.900%, 05/15/07               3,180           3,180
   Delta Funding Home Equity
     Loan Trust,
     Ser 1997-1, Cl A6
        7.210%, 04/25/29               1,184           1,233
   Delta Funding Home Equity
     Loan Trust,
     Ser 1997-3, Cl A6F
        6.860%, 10/25/28               1,748           1,829
   Delta Funding Home Equity
     Loan Trust,
     Ser 1997-4, Cl A5F
        6.670%, 01/25/28               1,464           1,530
   Delta Funding Home Equity
     Loan Trust,
     Ser 1998-4, Cl A4F
        6.190%, 02/15/31               1,371           1,421
   Delta Funding Home Equity
     Loan Trust,
     Ser 1999-3, Cl A1A (F)
        2.250%, 09/15/29               2,816           2,825
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (F)
        2.310%, 05/25/39               9,285           9,310
   EQCC Trust,
     Ser 2002-1, Cl 2A (F)
        2.140%, 11/25/31               8,612           8,612
   Equivantage Home Equity
     Loan Trust,
     Ser 1997-2, Cl A3
        7.275%, 07/25/28               1,731           1,783
   First Union-Lehman Brothers,
     Ser 1997-C2, IO (F)
        1.363%, 11/18/29               1,904             105
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (F)
        2.050%, 05/20/31               1,078           1,075
   GE Capital Mortgage Services, CMO,
     Ser 1994-7, Cl A15 (F)
        5.000%, 02/25/09                 580             577
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27               4,364           4,544
   GMAC Commercial Mortgage
     Securities,
     Ser 1998-C2, Cl X, IO (F)
        0.599%, 05/15/35               8,070             258
   GMAC Commercial Mortgage
     Securities,
     Ser 1999-C2, Cl A2
        6.945%, 09/15/33               4,100           4,395
   Green Tree Financial,
     Ser 1998-1, Cl A6
        6.330%, 11/01/29               1,630           1,700
   Green Tree Financial,
     Ser 1998-2, Cl A5
        6.240%, 11/01/16               1,306           1,338

--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   Green Tree Recreational,
     Ser 1998-A, Cl A1H
        6.710%, 05/15/29              $  338     $       351
   Green Tree,
     Ser 1998-6, Cl A6 (F)
        6.270%, 07/01/21               1,000           1,043
   GS Mortgage Securities, CMO,
     Ser 1998-1, Cl A
        8.000%, 09/20/27               1,131           1,226
   GS Mortgage Securities, CMO,
     Ser 1998-2, Cl A
        7.750%, 05/19/27                 432             451
   GS Mortgage Securities, CMO,
     Ser 1999-3, Cl A
        8.000%, 08/19/29               1,592           1,774
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
        6.562%, 04/13/31               3,100           3,219
   IMC Home Equity Loan Trust,
     Ser 1997-5, Cl A10
        6.880%, 11/20/28               2,673           2,802
   IMC Home Equity Loan Trust,
     Ser 1997-7, Cl A8
        6.650%, 02/20/29               1,784           1,853
   IMC Home Equity Loan Trust,
     Ser 1998-3, Cl A8
        6.340%, 08/20/29               2,598           2,698
   Impac CMB Trust, CMO,
     Ser 2002-2, Cl A1 (F)
        2.124%, 08/25/32              11,105          11,105
   IMPAC Commercial Holdings,
     Ser 1998-C1, Cl A1A
        6.060%, 08/20/30               1,214           1,260
   Independent National Mortgage,
     CMO, Ser 1995-U, Cl A3
        7.130%, 01/25/26               3,629           3,662
   JP Morgan Commercial Mortgage
     Finance, Ser 1997-C5, Cl X, IO (F)
        1.533%, 09/15/29               7,520             439
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28               6,700           7,122
   Merrill Lynch Mortgage Investors,
     Ser 1998-C1, Cl A1
        6.310%, 11/15/26               1,103           1,141
   Merrill Lynch Mortgage, CMO,
     Ser 2002-NC1, Cl A1 (F)
        2.160%, 05/25/33               2,700           2,700
   Metro Asset,
     Ser 1998-A, Cl A4
        6.981%, 01/20/26               1,800           1,893
   Metropolitan Asset Funding,
     Ser 1997-B, Cl A1D
        7.130%, 03/20/12               3,000           3,088

--------------------------------------------------------------------------------
60            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   Money Store Home Equity Trust,
     Ser 1995-C, Cl A5
        7.175%, 04/15/26             $ 6,647     $     6,830
   Mortgage Lenders Network
     Equity Loan, Ser 1998-2, Cl A1
        6.605%, 07/25/29               3,191           3,326
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/39               3,000           3,222
   Novastar Home Equity Loan,
     Ser 1998-2, Cl A2 (F)
        1.840%, 08/25/28               1,821           1,821
   Origen Manufactured Housing,
     Ser 2002-A, Cl A1 (F)
        2.080%, 05/15/32               1,923           1,924
   Prudential Mortgage Capital
     Funding, Ser 2001-X2 IO (C) (H)
        0.553%, 05/10/34                  52               2
   Residential Accredit Loans, CMO,
     Ser 1997-QS8, Cl A10
        7.500%, 08/25/27               1,879           1,941
   Residential Accredit Loans, CMO,
     Ser 1998-QS9, Cl A10
        6.750%, 07/25/28               1,536           1,581
   Residential Asset Securitization
     CMO, Ser 1998-A5, Cl A5
        6.750%, 06/25/28               6,600           6,783
   Residential Funding Mortgage
     Securities I, CMO,
     Ser 1998-S17, Cl A8
        6.750%, 08/25/28                 952             960
   Residential Funding Mortgage
     Securities I, Ser 1998-S13,
     Cl A21
        6.750%, 06/25/28               1,600           1,620
   Residential Funding Mortgage
     Securities I, Ser 1998-S9, Cl 1A1
        6.500%, 04/25/13               1,451           1,493
   Residential Funding Mortgage
     Securities II, Ser 2000-HI1,
     Cl AI7
        8.290%, 02/25/25               8,600           9,334
   Residential Funding Mortgage
     Securities II, Ser 2001-HI3,
     Cl AI1 (F)
        1.960%, 05/25/09               4,277           4,276
   Ryland Mortgage Securities, CMO,
     Ser 1994-7A, Cl A2
        7.000%, 08/25/25                 585             604
   Saxon Asset Securities Trust,
     Ser 1998-4, Cl AF6
        6.400%, 01/25/30               5,446           5,645
   TMS SBA Loan Trust 1999-1, Cl A (F)
        2.550%, 07/15/25                 719             719
   UCFC Home Equity Loan,
     Ser 1997-D, Cl A8 (F)
        2.060%, 12/15/27                 645             645
   USCMT,
     Ser 1999-1A, Cl CTFC (F)
        2.990%, 07/15/06               2,478           2,475


--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   Wells Fargo, CMO,
     Ser 2001-29, Cl A1
        6.000%, 12/25/16             $ 4,526     $     4,585
                                                 -----------
                                                     264,232
                                                 -----------
Total Asset-Backed Securities
   (Cost $309,048)                                   313,382
                                                 -----------

TAXABLE MUNICIPAL BONDS -- 0.1%
   Los Angeles County, California
     Taxable Pension Obligation,
     Ser D, RB MBIA (E)
        8.029%, 06/30/10                 650             401
   Tobacco Settlement Funding,
     Ser 2001-A, Cl A, RB
        6.360%, 05/15/25               2,070           2,073
                                                 -----------
Total Taxable Municipal Bonds
   (Cost $2,414)                                       2,474
                                                 -----------

COMMERCIAL PAPER -- 0.3%
   AT&T (F)
     3.045%, 08/06/02                  7,000           6,904
                                                 -----------
Total Commercial Paper
   (Cost $7,000)                                       6,904
                                                 -----------

REPURCHASE AGREEMENTS -- 15.5%
   ABN Amro (K)
     1.77%, dated 05/31/02, matures
     06/03/02, repurchase price
     $102,015,045 (collateralized by
     U.S. Agency obligations, total
     market value: $104,041,036)     102,000         102,000
   JP Morgan Chase (K)
     1.77%, dated 05/31/02, matures
     06/03/02, repurchase price
     $47,257,233 (collateralized by
     U.S. Agency obligations, total
     market value: $48,195,709)       47,250          47,250
   Merrill Lynch (K)
     1.77%, dated 05/31/02, matures
     06/03/02, repurchase price
     $215,220,740 (collateralized by
     U.S. Agency obligations, total
     market value: $219,492,858)     215,189         215,189
                                                 -----------
Total Repurchase Agreements
   (Cost $364,439)                                   364,439
                                                 -----------
Total Investments -- 118.7%
   (Cost $2,768,129)                               2,796,017
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            61

SCHEDULE OF INVESTMENTS



Core Fixed Income Fund (Concluded)
May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                       Contracts    ($ Thousands)
--------------------------------------------------------------
WRITTEN OPTIONS -- 0.0%
   September 2002 Ten Year Treasury
     Note Call, Expires 08/24/02,
     Strike Price $105                  (141)    $      (227)
   September 2002 Ten Year Treasury
     Note Call, Expires 08/24/02,
     Strike Price $106                  (252)           (283)
   September 2002 Ten Year Treasury
     Note Call, Expires 08/24/02,
     Strike Price $99                   (351)            (44)
   September 2002 Treasury Bond Put,
     Expires 08/24/02, Strike Price $96 (265)           (116)
   September 2002 Treasury Bond Put,
     Expires 08/24/02, Strike Price $98 (172)           (140)
                                                 -----------
Total Written Options
   (Premium ($1,100))                                   (810)
                                                 -----------
Percentages are based on Net Assets of $2,354,580,947.


--------------------------------------------------------------


--------------------------------------------------------------
(A) The rate reported on the Schedule of Investments is the effective yield at time or purchase.
(B) Security, or portion thereof, is pledged as collateral on open futures contracts.
(C) Securities sold within terms of private placement memorandum, exempt from registration under Section 144A of the Securities Exchange Act of 1933, as amended, and may be sold only to dealers in that program or other investors.
(D) Treasury Inflation Index Notes
(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2002.
(G) Step Bond -- The rate reported on the Schedule of Investments is the effective yield as of May 31, 2002. The coupon on a bond changes on a specific date.
(H) Securities considered illiquid. The total value of such securities as of May 31, 2002 was $1,806.
(I) Security in default of interest payments.
(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2002 was $3,250,000.
(K) Tri-Party Repurchase Agreement
(L) This security or a partial position of this security is on loan at May 31, 2002 (see note 13). The total value of the securities on loan at May 31, 2002 was $173,614,925.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Security
TBA -- To Be Announced
TVA -- Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
62            SEI Institutional Investments Trust / Annual Report / May 31, 2001

STATEMENT OF NET ASSETS



International Equity Fund
May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
FOREIGN COMMON STOCK -- 97.0%
AUSTRALIA -- 2.7%
   Aristocrat Leisure                 83,534     $       281
   Australia and New Zealand
     Banking Group                   209,771           2,316
   Baycorp Advantage                  89,888             195
   BHP Billiton (D)                1,285,792           7,861
   BHP Billiton ADR (D)                4,130              51
   Billabong International            99,385             501
   Brambles Industries               184,546             950
   Coles Myer                        105,035             395
   Commonwealth Bank of Australia     35,459             672
   Computershare                     104,688             117
   CSL                                17,991             377
   Foster's Group                    372,831             988
   Harvey Norman Holdings             64,119             111
   James Hardie Industries            51,600             177
   Macquarie Bank                     32,606             597
   Macquarie Infrastructure Group    385,153             704
   National Australia Bank            85,442           1,750
   Newcrest Mining                    63,678             292
   News                              143,655           1,025
   News ADR                            1,400              41
   Patrick                            33,985             338
   Qantas Airways                    229,877             595
   QBE Insurance Group               443,104           1,851
   Resmed*                            67,687             184
   Rio Tinto                          33,845             673
   Southcorp                          84,316             282
   Suncorp-Metway                     90,901             643
   Telstra                         1,597,330           4,277
   Westfield Holdings                 56,523             510
   Westpac Banking                   120,957           1,133
   WMC                               249,521           1,366
   Woodside Petroleum                 61,304             487
   Woolworths                        300,565           2,212
                                                 -----------
                                                      33,952
                                                 -----------
BELGIUM -- 0.2%
   Fortis*                            84,947           1,920
                                                 -----------
BRAZIL -- 0.0%
   Cia Vale do Rio Doce ADR*           7,000             210
   Cia Vale do Rio Doce-SP ADR         4,000             118
                                                 -----------
                                                         328
                                                 -----------
CANADA -- 0.5%
   Abitibi-Consolidated              106,500             926
   Alcan                              14,100             543

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Bombardier, Ser B                 144,000     $     1,317
   Magna International, Cl A           6,900             493
   National Bank of Canada            24,000             517
   Nortel Networks*                   75,800             167
   Suncor Energy                      13,400             235
   Thomson                            58,600           1,918
                                                 -----------
                                                       6,116
                                                 -----------
DENMARK -- 0.2%
   Danisco A/S                        59,513           2,110
   Novo-Nordisk A/S                    6,000             191
                                                 -----------
                                                       2,301
                                                 -----------
FINLAND -- 0.7%
   Nokia Oyj                         329,300           4,707
   Nokia Oyj ADR                       1,300              20
   Stora Enso Oyj                    178,892           2,608
   UPM-Kymmene Oyj                    47,400           1,851
                                                 -----------
                                                       9,186
                                                 -----------
FRANCE -- 10.2%
   Accor (D)                         112,617           4,587
   Air Liquide (D)                     9,500           1,504
   Aventis (D)                       170,587          11,874
   Aventis (Frankfurt exhange) (D)   147,906          10,364
   Bouygues (D)                       94,960           2,809
   Carrefour                         216,268          10,901
   Cie de Saint-Gobain                87,074          15,457
   Cie Generale D'Optique
     Essilor International            12,000             484
   Groupe Danone                      55,017           7,602
   LVMH Moet Hennessy Louis
     Vuitton (D)                     137,091           7,269
   Michelin, Cl B (D)                 26,700           1,043
   Pechiney, Cl A (D)                 13,400             720
   Pernod-Ricard                      18,179           1,633
   Renault (D)                        29,500           1,455
   Sanofi-Synthelabo (D)             127,402           7,731
   Schneider Electric                 84,962           4,366
   Societe Generale (D)               30,600           2,080
   Societe Television Francaise 1     22,200             680
   TotalFinaElf (D)                  164,081          25,586
   Valeo                             177,631           7,900
   Vivendi Universal (D)              80,400           2,524
                                                 -----------
                                                     128,569
                                                 -----------
GERMANY -- 5.8%
   Aixtron                            20,400             301
   Allianz (D)                        57,211          12,722
   Bayer (D)                         212,427           6,907
   Bayerische Motoren Werke (D)       28,200           1,207
   DaimlerChrysler                    59,100           2,915


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2001            63

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Deutsche Bank (D)                 116,229     $     8,296
   Deutsche Telekom (D)              193,851           2,150
   E.ON (D)                          217,346          11,351
   Epcos*                             16,100             629
   Infineon Technologies*             23,300             404
   Infineon Technologies ADR*          6,800             117
   Metro                              39,100           1,288
   Muenchener Rueckversicherungs      68,574          15,652
   Preussag                           17,500             445
   RWE (D)                            44,940           1,705
   SAP                                 3,700             393
   Siemens (D)                        25,700           1,611
   ThyssenKrupp                       91,700           1,489
   Volkswagen                         66,878           3,586
                                                 -----------
                                                      73,168
                                                 -----------
GREECE -- 0.1%
   Hellenic Telecommunications
     Organization*                    75,600           1,220
                                                 -----------
HONG KONG -- 2.5%
   Cheung Kong Holdings              367,000           3,399
   China Insurance International
     Holdings                        300,000             168
   China Mobile*                   1,322,100           4,178
   China National Aviation           570,000             144
   CLP Holdings                      403,000           1,643
   CNOOC                             307,000             415
   Esprit Holdings                   349,915             653
   Fountain SETHoldings              900,000             358
   Hang Lung Properties              500,000             574
   Hang Seng Bank                    215,100           2,378
   Henderson Investment              250,000             220
   Hengan International Group        360,000             158
   Hong Kong & China Gas             433,950             579
   Hong Kong Electric Holdings       170,000             660
   Hong Kong Exchanges and Clearing  182,000             329
   Hongkong Land Holdings          1,096,050           1,852
   Hutchison Whampoa                 579,600           4,849
   Johnson ElectricHoldings        1,037,000           1,423
   Li & Fung                       1,026,000           1,513
   Shangri-La Asia                   734,000             565
   Sun Hung Kai Properties           269,200           2,114
   Swire Pacific, Cl A               290,000           1,595
   Techtronic Industries             950,000             810
   Television Broadcasts              71,000             335
   Wheelock                          406,000             354
   Wing Hang Bank                     48,500             172
                                                 -----------
                                                      31,438
                                                 -----------


--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
IRELAND -- 0.4%
   Allied Irish Banks                126,000     $     1,754
   CRH                               133,660           2,360
   Elan ADR*                          15,200             150
   Irish Life & Permanent             71,000           1,073
                                                 -----------
                                                       5,337
                                                 -----------
ITALY -- 1.7%
   Assicurazioni Generali             73,500           1,717
   ENI-Ente Nazionale
     Idrocarburi (D)                 638,712           9,727
   IntesaBci (D)                     833,448           2,468
   Mediaset (D)                      382,450           3,059
   Telecom Italia                    791,007           4,220
                                                 -----------
                                                      21,191
                                                 -----------
JAPAN -- 23.0%
   Acom                               24,600           1,689
   Aderans                            13,000             444
   Advantest                          52,000           3,561
   Aeon                              109,000           3,162
   Aiful                              20,050           1,501
   Aisin Seiki                        55,000             770
   Amano                              81,000             600
   Asahi Kasei                       497,000           1,830
   Asatsu-DK                          37,700             854
   Avex                               27,700             667
   Benesse                             5,000              96
   Bridgestone                        54,000             784
   C&S                                40,700             984
   Canon                             298,941          11,514
   Capcom                             36,100             986
   Chubu Electric Power               75,000           1,284
   Chugai Pharmaceutical (D)          70,000             818
   Cosmo Oil                         456,000             860
   Credit Saison (D)                  66,700           1,709
   Dai Nippon Printing               297,000           4,119
   Daiwa House Industry              110,000             771
   Daiwa Securities Group (D)        801,000           5,893
   Denso                              66,000           1,038
   Don Quijote                         3,100             275
   FamilyMart                         34,000             874
   Fuji Heavy Industries             171,000             824
   Fuji Photo Film                   157,000           4,934
   Fujikura                          219,000             932
   Fujitsu (D)                       638,000           4,678
   Goodwill Group                        356           1,196
   Hirose Electric                    35,500           3,055
   Hitachi                           805,000           6,097
   Hitachi Metals                    214,000             793
   Honda Motor (D)                    38,000           1,623
   Hosiden                            35,000             508


--------------------------------------------------------------------------------
64            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Hoya                               16,700     $     1,239
   Ito-Yokado                         62,000           3,297
   Jafco                              11,600           1,123
   Japan Airlines*                   249,000             742
   Japan Airport Terminal            134,000           1,198
   Japan Telecom                         155             508
   Japan Tobacco                         560           3,790
   JSR                                82,000             727
   Kamigumi                          204,000             855
   Kanematsu*                        306,000             574
   Kao (D)                            58,000           1,358
   Keihin                             95,000           1,062
   Keyence                             5,200           1,131
   Kokusai Securities                 72,000             478
   Konami                             59,200           1,338
   Kyocera                            42,100           3,396
   Lawson                             49,300           1,549
   Mabuchi Motor                      16,600           1,792
   Mandom                              3,900              69
   Marubeni*                         817,000             876
   Marui                              46,000             633
   Matsushita Communication IND        1,300              52
   Matsushita Electric Industrial    372,000           5,186
   Matsushita Electric Works (D)      51,000             418
   Millea Holdings*                      926           7,984
   Mitsubishi Electric*              462,000           2,245
   Mitsubishi Estate                 249,000           2,207
   Mitsubishi Heavy Industries       565,000           1,980
   Mitsubishi Motors* (D)            305,000             966
   Mitsubishi Pharma                  20,000             216
   Mitsubishi Tokyo Financial Group      101             785
   Mitsui                            113,000             749
   Mitsui Fudosan                    226,000           2,103
   Mitsui Mining & Smelting          235,000             799
   Mitsui O.S.K. Lines               506,000           1,166
   Mitsui Sumitomo Insurance       1,156,000           6,492
   Mitsukoshi                        253,000             783
   Mizuho Holdings                       670           1,652
   Mori Seiki                         56,500             537
   Murata Manufacturing               60,100           4,170
   Namco                              40,000             780
   NEC (D)                           410,000           3,056
   Nichicon                           15,600             208
   Nichiei                            64,400             422
   Nikko Cordial                     382,000           2,296
   Nikon (D)                          97,000           1,134
   Nintendo                           40,600           5,614
   Nippon Broadcasting Systems        20,000             725
   Nippon Comsys                     164,000           1,117
   Nippon Electric Glass              48,000             532
   Nippon System Development          17,600             730
   Nippon Telegraph & Telephone        1,515           6,922
   Nippon Television Network           1,340             335


--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Nissan Motor                    1,384,000     $     9,825
   Nitto Denko                        57,400           1,734
   Nomura Holdings                   279,000           4,496
   NTT DoCoMo                          1,962           5,312
   Obic                                2,800             657
   ORIX (D)                           28,900           2,552
   Osaka Gas                         269,000             659
   Promise                            32,100           1,780
   Rohm                               58,540           8,623
   Sankyo                            231,000           3,445
   Santen Pharmaceutical              66,000             733
   Secom                              29,000           1,488
   Sekisui House                     392,000           2,928
   Sharp                             266,000           3,444
   Shimachu                           34,000             644
   Shimamura                             400              29
   Shin-Etsu Chemical                154,500           6,225
   Shionogi                          176,000           2,391
   Shiseido                           63,000             833
   Shohkoh Fund                        5,380             754
   Sony                              122,100           7,084
   Sumitomo                          325,000           2,150
   Sumitomo Electric Industries      231,000           1,826
   Sumitomo Realty & Developmnt      278,000           1,846
   Suzuki Motor (D)                  108,000           1,356
   Taisho Pharmaceutical              32,000             532
   Taiyo Yuden                        44,000             812
   Takeda Chemical Industries         36,000           1,622
   Tanabe Seiyaku                     63,000             566
   TDK                                30,000           1,704
   Terumo                             53,500             800
   Tokai Rubber Industries           101,000             895
   Tokyo Electric Power              168,300           3,526
   Tokyo Electron                    115,800           7,819
   Tokyo Gas                       1,323,000           3,624
   Tokyo Style                        37,000             331
   Tokyu (D)                         499,000           2,091
   TonenGeneral Sekiyu KK            137,000           1,178
   Toppan Forms                       41,200             707
   Toppan Printing                   290,596           3,241
   Toray Industries                  335,000             977
   Toyo Seikan Kaisha                173,000           2,497
   Toyota Motor                      283,600           7,747
   Trend Micro*                       10,000             297
   UFJ Holdings (D)                      311             927
   Ushio                             145,000           1,857
   Yamanouchi Pharmaceutical         283,000           7,707
   Yamatake                          100,000             769
   Yamato Transport                   45,000             888
                                                 -----------
                                                     289,747
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            65

STATEMENT OF NET ASSETS

May 31, 2002
--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
LUXEMBOURG -- 0.1%
   Arcelor* (D)                       58,645     $       833
   SES Global                         46,000             456
                                                 -----------
                                                       1,289
                                                 -----------
MEXICO -- 0.3%
   America Movil ADR                  77,100           1,349
   Telefonos de Mexico ADR            85,900           2,989
                                                 -----------
                                                       4,338
                                                 -----------
NETHERLANDS -- 7.9%
   ABN Amro Holding                   66,136           1,278
   Aegon                             187,509           4,029
   Akzo Nobel                        250,655          11,300
   ASML Holding*                      83,800           1,602
   CSM*                               94,958           2,329
   Hagemeyer                          57,100           1,126
   Heineken                          109,350           4,702
   Heineken Holding                   40,375           1,321
   ING Groep                         458,222          12,120
   Koninklijke Philips Electronics   445,530          13,878
   Koninklijke Philips Electronics,
     NY Shares                         9,900             303
   Numico                             11,700             281
   Royal Dutch Petroleum             234,823          13,142
   Royal Dutch Petroleum, NY Shares    1,400              77
   Royal KPN*                      2,387,424          10,484
   TPG                               373,708           7,629
   Unilever                           93,804           6,161
   VNU                               177,796           5,515
   Wolters Kluwer                     79,979           1,657
                                                 -----------
                                                      98,934
                                                 -----------
NEW ZEALAND -- 0.1%
   Fisher & Paykel Appliances
     Holdings*                        23,189             107
   Fletcher Building                 204,571             283
   Warehouse Group                   103,770             358
                                                 -----------
                                                         748
                                                 -----------
NORWAY -- 0.1%
   Statoil ASA (D)                   191,700           1,651
                                                 -----------
PORTUGAL -- 0.1%
   Electricidade de Portugal         648,638           1,376
                                                 -----------
SINGAPORE -- 1.2%
   DBS Group                         159,375           1,258
   DBS Group ADR*                    212,000           1,671
   Fraser & Neave                     51,000             218
   Fraser & Neave-100                    300               1


--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Great Eastern Holdings             40,000     $       257
   Keppel                            100,000             227
   Keppel Land                       411,000             359
   Oversea-Chinese Banking            32,000             217
   Singapore Airlines                106,000             753
   Singapore Press Holdings           51,000             597
   Singapore Technologies
     Engineering                     555,000             609
   Singapore
     Telecommunications (D)        3,068,920           2,696
   United Overseas Bank              696,040           5,726
   Venture                            38,000             345
                                                 -----------
                                                      14,934
                                                 -----------
SOUTH KOREA -- 1.3%
   POSCO ADR                          32,251             911
   Samsung Electronics                 2,970             837
   Samsung Electronics GDR (C) (D)   103,874          14,724
                                                 -----------
                                                      16,472
                                                 -----------
SPAIN -- 2.0%
   Altadis*                           25,500             555
   Banco Bilbao Vizcaya Argentaria   730,433           8,810
   Iberdrola                         186,896           2,602
   Inditex*                           53,400           1,107
   Telefonica*                     1,179,391          12,485
                                                 -----------
                                                      25,559
                                                 -----------
SWEDEN -- 2.7%
   Assa Abloy                        425,022           5,783
   Atlas Copco                       298,474           7,141
   ForeningsSparbanken               221,966           2,883
   Nordea                            618,216           3,555
   Securitas                         512,394           9,733
   Svenska Handelsbanken              35,000             548
   Telefonaktiebolaget LM
     Ericsson*                     1,884,972           4,219
   Telefonaktiebolaget LM Ericsson
     ADR*                             25,600              57
                                                 -----------
                                                      33,919
                                                 -----------
SWITZERLAND -- 8.1%
   Adecco (D)                        134,978           8,873
   Compagnie Financiere Richemont     90,994           2,396
   Credit Suisse Group*              118,163           4,363
   Holcim (D)                         17,870           4,351
   Nestle                             46,143          11,206
   Novartis                          393,103          16,885
   Roche Holding                     231,687          18,595
   Schindler Holding                     555           1,140
   STMicroelectronics                 31,800             876
   STMicroelectronics, NY Shares      10,900             293
   Swiss Reinsurance                  59,195           6,035


--------------------------------------------------------------------------------
66            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------
   Swisscom                            6,640     $     1,903
   Syngenta                          133,915           8,462
   UBS*                              298,314          15,603
   Zurich Financial Services           6,775           1,572
                                                 -----------
                                                     102,553
                                                 -----------
TAIWAN -- 0.6%
   Taiwan Semiconductor
     Manufacturing ADR*              273,981           4,543
   United Microelectronics ADR* (D)  277,227           2,356
                                                 -----------
                                                       6,899
                                                 -----------
UNITED KINGDOM -- 24.5%
   Allied Domecq                   1,315,195           8,992
   ARM Holdings*                     163,500             447
   AstraZeneca                       157,264           6,917
   AstraZeneca ADR                     1,200              52
   AstraZeneca SEK                   138,468           6,142
   BAA                               432,030           3,888
   BAE Systems                     4,081,404          22,932
   Barclays                          694,248           5,993
   BG Group                          185,800             807
   BHP Billiton                       59,100             337
   BOC Group                         241,723           3,770
   BP                              1,877,548          16,071
   Brambles Industries               137,700             663
   British American Tobacco          547,705           6,564
   British Sky Broadcasting*         329,839           3,547
   BT Group*                       2,129,001           8,730
   Bunzl                             261,505           2,001
   Cadbury Schweppes                 981,128           7,178
   Centrica                          206,000             627
   Compass Group                     107,000             670
   Diageo                             12,648             159
   GlaxoSmithKline                 1,075,618          22,097
   GUS                               351,199           3,330
   Hays                            1,343,221           3,253
   HBOS                               40,300             488
   HSBC Holdings                     523,659           6,513
   Imperial Tobacco Group            453,545           7,698
   Imperial Tobacco Group
     New Shares*                     181,415           2,946
   Innogy Holdings                   609,715           2,447
   J Sainsbury                       593,800           3,276
   Lattice Group                   1,392,068           3,697
   Lloyds TSB Group                1,363,714          14,766
   Marks & Spencer Group             641,107           3,555
   National Grid Group               136,900           1,002
   Pearson                           123,700           1,532
   Prudential                        355,657           3,468
   Reckitt Benckiser                  37,700             669
   Reed Elsevier                   2,546,307          24,478
   Rentokil Initial                1,004,924           4,088

--------------------------------------------------------------
                         Shares/Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
   Reuters Group                      98,300     $       671
   Rolls-Royce                       415,520           1,131
   Royal Bank of Scotland Group      262,106           7,632
   Scottish & Newcastle              493,971           4,691
   Scottish & Southern Energy        208,805           2,126
   Scottish Power                    910,201           5,347
   Shell Transport & Trading       2,107,554          16,344
   Shire Pharmaceuticals*             60,200             548
   Smiths Group                      161,520           2,075
   Standard Chartered                776,232           9,189
   Tate & Lyle                       215,060           1,072
   Unilever                        1,409,243          12,949
   Vodafone Group                 16,600,805          25,080
   Wolseley                          158,035           1,683
   WPP Group                         225,560           2,350
                                                 -----------
                                                     308,678
                                                 -----------
Total Foreign Common Stock
   (Cost $1,189,453)                               1,221,823
                                                 -----------

FOREIGN PREFERRED STOCK -- 0.2%
   News                              330,499           2,002
                                                 -----------
Total Foreign Preferred Stock
   (Cost $1,859)                                       2,002
                                                 -----------

FOREIGN CONVERTIBLE BONDS -- 0.2%
   Capcom CV to 301.0869 Shares
        1.000%, 09/30/05         JPY  77,000             712
   Hellenic Finance CV to
     301.0869 Shares
        2.000%, 08/02/05         EUR     172             169
   Sanwa International Finance
     Bermuda Trust  CV to 4.0000
     Shares (C)
        1.250%, 08/01/05         JPY 123,000             488
   UFJ International Finance
     Trust CV to 1.5408 Shares(C)
        0.530%, 07/31/14         JPY 123,000             589
                                                 -----------
Total Foreign Convertible Bonds
   (Cost $3,227)                                       1,958
                                                 -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            67

STATEMENT OF NET ASSETS



International Equity Fund (Concluded)
May 31, 2002
--------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A)
        1.815%, 08/29/02             $ 2,850      $    2,838
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $2,838)                                       2,838
                                                  ----------

TIME DEPOSIT -- 0.0%
   Time Deposit
        1.313%, 06/03/02                 330             330
                                                  ----------
Total Time Deposit
   (Cost $330)                                           330
                                                  ----------

REPURCHASE AGREEMENTS -- 2.0%
   Morgan Stanley Dean Witter (B)
     1.770%, dated 05/31/02, matures
     06/03/02, repurchase price
     $19,143,890 (collateralized by
     U.S. Agency obligations, total
     market value: $19,628,793)       19,141          19,141
   State Street
     0.850%, dated 05/31/02, matures
     06/03/02, repurchase price
     $5,981,424 (collateralized by
     U.S. Government obligations,
     total market value: $6,112,036)   5,981           5,981
                                                  ----------
Total Repurchase Agreements
   (Cost $25,122)                                     25,122
                                                  ----------
Total Investments -- 99.6%
   (Cost $1,222,829)                               1,254,073
                                                  ----------
Short-Term Investments Held as Collateral
   for Loaned Securities -- 14.0%                    176,245
Collateral on Securities Loaned -- (14.0)%          (176,245)
                                                  ----------

OTHER ASSETS AND LIABILITIES -- 0.4%
Investment Advisory Fee Payable                         (422)
Other Assets and Liabilities                           5,757
                                                  ----------
Total Other Assets and Liabilities, Net                5,335
                                                  ----------



--------------------------------------------------------------
                                                Market Value
Description                                    ($ Thousands)
--------------------------------------------------------------
NET ASSETS:
Paid in Capital
   (unlimited authorization -- no par value)
   based on 136,763,287 outstanding shares of
   beneficial interest                            $1,493,691
Undistributed net investment income                    9,442
Accumulated net realized loss on investments        (274,043)
Net unrealized depreciation on forward foreign
   currency contracts, foreign currency and
   translation of other assets and liabilities in
   foreign currency                                     (140)
Net unrealized appreciation on investments            31,244
Net unrealized depreciation on futures contracts        (786)
                                                  ----------
Total Net Assets -- 100.0%                        $1,259,408
                                                  ==========
Net asset value, offering and redemption
   price per share                                     $9.21
                                                  ==========

* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement
(C) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933 as amended, and may be sold only to the dealers in that program or other "accredited investors."
(D) This security or a partial position of this security is on loan at May 31, 2002 (see note 13). The total value of the securities on loan at May 31, 2002 was $167,481,735.
ADR -- American Depository Receipt
Cl -- Class
CV -- Convertible
EUR -- Euro
GDR -- Global Depositary Receipt
JPY -- Japanese Yen
SEK -- Swedish Krona

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
68            SEI Institutional Investments Trust / Annual Report / May 31, 2002

                       This page intentionally left blank

Statements of Assets and Liabilities ($ Thousands)


May 31, 2002

---------------------------------------------------------------------------------------------------------------------------
                                                                                                 LARGE CAP       CORE FIXED
                                                                                                VALUE FUND      INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $394,008 and $2,768,129, respectively)                              $406,721       $2,796,017
   Cash                                                                                                 --              416
   Short-term investments held as collateral for loaned securities                                  16,770          181,357
   Receivable for investment securities sold                                                         1,227          139,955
   Receivable for capital shares sold                                                               37,197               --
   Dividends and interest receivable                                                                   668           23,214
   Variation margin                                                                                     17              120
   Other receivables                                                                                    29              333
---------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                    462,629        3,141,412
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Collateral on securities loaned                                                                  16,770          181,357
   Payable for investment securities purchased                                                      37,699          596,653
   Distribution payable                                                                                 --              195
   Payable for capital shares redeemed                                                               1,533            7,376
   Payable for investment advisory fees                                                                 83              293
   Options written, at fair value (premium received $1,100)                                             --              810
   Accrued expenses payable                                                                             50              147
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                56,135          786,831
---------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                  $406,494       $2,354,581
===========================================================================================================================
NET ASSETS:
   Paid in Capital
     (unlimited authorization -- no par value)
     based on 38,865,223 and 229,191,640
     outstanding shares of beneficial interest, respectively                                      $399,950       $2,322,399
   Undistributed net investment income                                                               1,045              219
   Accumulated net realized gain (loss) on investment, futures and option contracts                 (6,566)           5,990
   Net unrealized appreciation on investments and option contracts                                  12,713           28,178
   Net unrealized depreciation on futures                                                             (648)          (2,205)
---------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                  $406,494       $2,354,581
===========================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share                                            $10.46           $10.27
===========================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
70            SEI Institutional Investments Trust / Annual Report / May 31, 2002

Statements of Operations ($ Thousands)


For the year ended May 31, 2002

-------------------------------------------------------------------------------------------------------------------------------
                                                  LARGE CAP    LARGE CAP    LARGE CAP                  CORE FIXED INTERNATIONAL
                                     LARGE CAP        VALUE       GROWTH        INDEX    SMALL CAP         INCOME        EQUITY
                                          FUND         FUND         FUND       FUND(2)        FUND           FUND          FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                         $  38,558     $  6,715      $ 1,271     $     94     $ 10,443       $     --     $ 22,087
   Interest Income                       1,934          333          278            1        1,768        128,920          858
   Less: Foreign Taxes Withheld           (100)          (1)         (18)          --          (23)            --       (2,399)
-------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income              40,392        7,047        1,531           95       12,188        128,920       20,546
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                       1,559          178          128            3          562          1,101          587
   Investment Advisory Fees             12,471        1,247        1,027           11        7,303          6,605        5,984
   Custodian Fees                          184           72           25            3           31            132        1,036
   Transfer Agent Fees                      63           18            7           --           13             42           21
   Professional Fees                        81           22            9            1           17             44           32
   Registration Fees                         6            5            8            4           25              8           12
   Printing Fees                            13           12            2           --            4             19            4
   Trustee Fees                             27            5           --           --            3             16            8
   Miscellaneous Fees                       26           19            2            3            8             34           22
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                       14,430        1,578        1,208           25        7,966          8,001        7,706
-------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                    (1,559)        (178)        (128)          (3)        (562)        (1,101)        (587)
     Investment Advisory Fees           (4,765)        (402)        (361)          (9)      (1,337)        (2,936)      (1,487)
-------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                          8,106          998          719           13        6,067         3,964        5,632
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                   32,286        6,049          812           82        6,121        124,956       14,914
===============================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions            (303,785)(1)   (2,625)     (66,536)         (18)     (20,206)        34,758     (198,312)
   Net Realized Gain (Loss) from
     Futures Contracts                   2,132         (488)          86          (14)      (1,095)        (1,560)         331
   Net Realized Gain from Option
     Contracts                              --           --           --           --           --          4,349           --
   Net Realized Gain on Foreign
     Currency Contracts and Foreign
     Currency Transactions                  --           --           --           --           --             --          347
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Option Contracts (207,518)     (17,766)      (1,167)      (2,627)     (20,468)       (15,356)      76,925
   Net Change in Unrealized Deprecia-
     tion on Futures Contracts          (3,086)        (800)        (459)          (7)      (1,419)        (4,161)      (1,288)
   Net Change in Unrealized
     Appreciation on Forward Foreign
     Currency Contracts, Foreign
     Currencies, and Translation of
     Other Assets and Liabilities
     Denominated in Foreign
     Currencies                             --           --           --           --           --             --          328
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $(479,971)    $(15,630)    $(67,264)     $(2,584)    $(37,067)      $142,986    $(106,755)
===============================================================================================================================

(1) Includes realized loss of $16,871 due to in-kind redemption (see note 12).
(2) The Large Cap Index Fund commenced operations April 1, 2002.
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            71

Statements of Changes in Net Assets ($ Thousands)


For the years ended May 31,


--------------------------------------------------------------------------------------------------------------------------------
                                                                              LARGE CAP                     LARGE CAP
                                                LARGE CAP FUND               VALUE FUND                    GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                 2002         2001           2002         2001           2002          2001
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                    $  32,286    $  32,579        $ 6,049      $ 5,085          $ 812         $ 724
   Net Realized Gain (Loss) from Security
     Transactions, Option and Futures
     Contracts                               (301,653)(2) (206,642)        (3,113)      (1,217)       (66,450)      (62,128)
   Net Realized Gain (Loss) on Foreign
     Currency Contracts and Foreign
     Currency Transactions                         --           --             --           --             --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Options
     and Futures Contracts                   (210,604)    (195,173)       (18,566)      24,262         (1,626)      (12,607)
   Net Change in Unrealized Appreciation
     (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currencies,
     and Translation of Other Assets and
     Liabilities Denominated in Foreign
     Currency                                      --           --             --           --             --            --
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations              (479,971)    (369,236)       (15,630)      28,130        (67,264)      (74,011)
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income
     Class A                                  (33,138)     (31,551)        (6,001)      (4,855)          (764)         (727)
     Class T                                     (349)          --             --           --             --            --
   Net Realized Gains
     Class A                                       --     (146,792)        (1,568)        (188)            --            --
--------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                        (33,487)    (178,343)        (7,569)      (5,043)          (764)         (727)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued              784,013(4) 1,015,232(4)     107,007(4)   132,046(4)     105,419(4)    125,488(4)
     Reinvestment of Distributions             32,908      178,043          7,556        5,043            763           727
     Cost of Shares Redeemed                 (817,001)(3) (378,249)       (35,848)     (27,746)       (33,513)      (31,322)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                    (80)     815,026         78,715      109,343         72,669        94,893
--------------------------------------------------------------------------------------------------------------------------------
   CLASS T: (5)
     Proceeds from Shares Issued              143,120           --             --           --             --            --
     Reinvestment of Distributions                343           --             --           --             --            --
     Cost of Shares Redeemed                 (143,463)          --             --           --             --            --
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class T Transactions                     --           --             --           --             --            --
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions              (80)     815,026         78,715      109,343         72,669        94,893
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets     (513,538)     267,447         55,516      132,430          4,641        20,155
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                      3,451,673    3,184,226        350,978      218,548        252,555       232,400
--------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                           $2,938,135   $3,451,673       $406,494     $350,978       $257,196      $252,555
================================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.
(1) See Note 5 in the Notes to Financial Statements for additional information.
(2) Includes realized loss of $16,871 due to in-kind redemption (see note 12).
(3) Includes redemptions as a result of in-kind transfers of securities (see note 12).
(4) Includes subscriptions as a result of in-kind transfers of securities (see note 12).
(5) Class T commenced operations December 14, 2001 and was fully liquidated on February 13, 2002.
(6) The Large Cap Index Fund commenced operations April 1, 2002.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
72            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------------------------
   LARGE CAP                                                 CORE FIXED
 INDEX FUND(6)             SMALL CAP FUND                    INCOME FUND
--------------------------------------------------------------------------------
     2002                2002            2001           2002            2001
--------------------------------------------------------------------------------

    $  82            $  6,121         $ 5,314     $  124,956      $  142,558


      (32)            (21,301)         10,140         37,547          58,487


       --                  --              --             --              --


   (2,634)            (21,887)         50,272        (19,517)         85,708




       --                  --              --             --              --
--------------------------------------------------------------------------------

   (2,584)            (37,067)         65,726        142,986         286,753
--------------------------------------------------------------------------------


       --              (6,159)         (5,363)      (124,683)       (142,614)
       --                 (59)             --             --              --

       --              (2,733)        (91,672)       (57,087)             --
--------------------------------------------------------------------------------
       --              (8,951)        (97,035)      (181,770)       (142,614)
--------------------------------------------------------------------------------


   42,830(4)          459,447(4)      154,742        642,991         482,618
       --               8,534          91,758        181,052         142,461
     (483)           (177,042)       (132,197)      (562,152)       (637,559)
--------------------------------------------------------------------------------

   42,347             290,939         114,303        261,891         (12,480)
--------------------------------------------------------------------------------

       --              57,343              --             --              --
       --                  57              --             --              --
       --             (57,400)             --             --              --
--------------------------------------------------------------------------------

       --                  --              --             --              --
--------------------------------------------------------------------------------

   42,347             290,939         114,303        261,891         (12,480)
--------------------------------------------------------------------------------
   39,763             244,921          82,994        223,107         131,659
--------------------------------------------------------------------------------

       --             857,278         774,284      2,131,474       1,999,815
--------------------------------------------------------------------------------
  $39,763          $1,102,199        $857,278     $2,354,581      $2,131,474
================================================================================




------------------------------
         INTERNATIONAL
          EQUITY FUND
------------------------------
       2002             2001
------------------------------

   $ 14,914        $  20,030


   (197,981)         (70,259)


        347           (1,340)


     75,637         (180,041)




        328             (358)
------------------------------

   (106,755)        (231,968)
------------------------------


    (12,930)         (15,977)
         --               --

         --          (69,465)
------------------------------
    (12,930)         (85,442)
------------------------------


    390,654          360,563
     12,769           85,090
   (215,160)        (124,119)
------------------------------

    188,263          321,534
------------------------------

         --               --
         --               --
         --               --
------------------------------

         --               --
------------------------------

    188,263          321,534
------------------------------
     68,578            4,124
------------------------------

  1,190,830        1,186,706
------------------------------
 $1,259,408       $1,190,830
==============================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            73

Financial Highlights


For the periods ended May 31,
For a Share Outstanding Throughout each Period

-----------------------------------------------------------------------------------------------------------------------------------

                                               NET
                     NET              REALIZED AND                DISTRIBUTIONS                                  NET
                   ASSET                UNREALIZED  DISTRIBUTIONS          FROM                               ASSETS        RATIO
                  VALUE,        NET          GAINS       FROM NET      REALIZED    NET ASSET                     END  OF EXPENSES
               BEGINNING INVESTMENT       (LOSSES)     INVESTMENT       CAPITAL   VALUE, END    TOTAL      OF PERIOD   TO AVERAGE
               OF PERIOD     INCOME  ON SECURITIES         INCOME         GAINS    OF PERIOD   RETURN+  ($THOUSANDS)   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2002           $16.31     $0.15         $(2.48)         $(0.16)      $    --       $13.82  (14.36)%    $2,938,135        0.26%
   2001            19.48      0.17          (2.35)          (0.17)        (0.82)       16.31  (11.54)      3,451,673        0.26
   2000            18.82      0.20           1.48           (0.19)        (0.83)       19.48    9.10       3,184,226        0.26
   1999            16.35      0.20           2.88           (0.20)        (0.41)       18.82   19.40       1,669,945        0.26
   1998            12.66      0.18           3.98           (0.18)        (0.29)       16.35   33.36       1,149,337        0.32

LARGE CAP VALUE FUND
Class A
   2002           $11.20     $0.17         $(0.68)         $(0.18)       $(0.05)      $10.46   (4.58)%    $  406,494        0.28%
   2001            10.38      0.19           0.84           (0.20)        (0.01)       11.20   10.04         350,978        0.28
   2000(1)         10.00      0.06           0.34           (0.02)           --        10.38    4.00         218,548        0.28

LARGE CAP GROWTH FUND
Class A
   2002           $ 6.95     $0.02         $(1.70)         $(0.02)       $   --       $ 5.25  (24.23)%    $  257,196        0.28%
   2001             9.96      0.03          (3.01)          (0.03)           --         6.95  (30.08)        252,555        0.28
   2000(2)         10.00      0.01          (0.04)          (0.01)           --         9.96   (0.24)        232,400        0.28

LARGE CAP INDEX FUND
Class A
   2002(3)        $10.00     $0.02         $(0.68)         $   --        $   --       $ 9.34   (6.60)%    $   39,763        0.20%

SMALL CAP FUND
Class A
   2002           $13.02     $0.06         $(0.45)         $(0.07)       $(0.03)      $12.53   (2.99)%    $1,102,199        0.54%
   2001            13.66      0.08           0.96           (0.09)        (1.59)       13.02    8.39         857,278        0.54
   2000            11.35      0.09           2.30           (0.08)           --        13.66   21.06         774,284        0.53
   1999            13.12      0.03          (0.89)          (0.04)        (0.87)       11.35   (5.81)        338,839        0.54
   1998            10.86      0.07           2.78           (0.07)        (0.52)       13.12   26.68         302,355        0.59
CORE FIXED INCOME FUND
Class A
   2002           $10.49     $0.54         $ 0.06          $(0.54)       $(0.28)      $10.27    6.43%     $2,354,581        0.18%
   2001             9.82      0.66           0.67           (0.66)           --        10.49   13.92       2,131,474        0.18
   2000            10.22      0.61          (0.40)          (0.61)           --         9.82    2.07       1,999,815        0.18
   1999            10.57      0.62          (0.18)          (0.63)        (0.16)       10.22    4.15       1,046,367        0.18
   1998            10.13      0.64           0.50           (0.64)        (0.06)       10.57   11.60         763,236        0.20

INTERNATIONAL EQUITY FUND
Class A
   2002           $10.34     $0.11         $(1.14)         $(0.10)       $   --       $ 9.21   (9.93)%    $1,259,408        0.48%
   2001            13.61      0.17          (2.56)          (0.16)        (0.72)       10.34  (18.21)      1,190,830        0.48
   2000            11.58      0.24           2.40           (0.14)        (0.47)       13.61   22.82       1,186,706        0.43
   1999            11.35      0.10           0.65           (0.17)        (0.35)       11.58    6.93         690,389        0.43
   1998            10.69      0.19           0.86           (0.16)        (0.23)       11.35   10.40         554,421        0.53



                                               RATIO OF NET
                                     RATIO OF    INVESTMENT
                   RATIO OF NET      EXPENSES        INCOME
                     INVESTMENT    TO AVERAGE    TO AVERAGE
                         INCOME    NET ASSETS    NET ASSETS  PORTFOLIO
                     TO AVERAGE    (EXCLUDING    (EXCLUDING   TURNOVER
                     NET ASSETS      WAIVERS)      WAIVERS)       RATE
------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2002                   1.03%          0.47%         0.82%       65%
   2001                   0.98           0.48          0.76       107
   2000                   1.12           0.48          0.90        64
   1999                   1.16           0.48          0.94        60
   1998                   1.28           0.50          1.10        72

LARGE CAP VALUE FUND
Class A
   2002                   1.70%          0.44%         1.54%       34%
   2001                   1.86           0.46          1.68       104
   2000(1)                2.47           0.46          2.29        21

LARGE CAP GROWTH FUND
Class A
   2002                   0.32%          0.47%         0.13%       71%
   2001                   0.31           0.50          0.09       107
   2000(2)                0.58           0.51          0.35        13

LARGE CAP INDEX FUND
Class A
   2002(3)                1.30%          0.39%         1.11%        1%

SMALL CAP FUND
Class A
   2002                   0.54%          0.71%         0.37%      115%
   2001                   0.63           0.73          0.44       154
   2000                   0.73           0.73          0.53       159
   1999                   0.33           0.73          0.14       154
   1998                   0.61           0.75          0.45       120
CORE FIXED INCOME FUND
Class A
   2002                   5.67%          0.36%         5.49%      365%
   2001                   6.47           0.37          6.28       399
   2000                   6.20           0.40          5.98       383
   1999                   5.81           0.41          5.58       393
   1998                   6.13           0.41          5.92       324

INTERNATIONAL EQUITY FUND
Class A
   2002                   1.30%          0.66%         1.12%       84%
   2001                   1.68           0.67          1.49        71
   2000                   1.08           0.64          0.87        74
   1999                   1.40           0.66          1.17        82
   1998                   2.21           0.70          2.04       109

+ Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(1) Commenced operations on January 31, 2000. All ratios for the period have been annualized.
(2) Commenced operations on February 28, 2000. All ratios for the period have been annualized.
(3) Commenced operations on April 1, 2002. All ratios for the period have been annualized.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
74            SEI Institutional Investments Trust / Annual Report / May 31, 2002

Notes to Financial Statements



1. ORGANIZATION
SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with twelve funds: The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund", collectively, the "Funds") are each diversified operational Funds. The Large Cap Value Index, Large Cap Growth Index, Emerging Markets Equity, International Fixed Income and High Yield Bond Funds are currently not operational.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the use of management estimates. Actual results could differ from the estimates.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations are valued at the most recently quoted bid price. Subject to the foregoing, other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers (see note 3) of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the col-lateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets. Income, other expenses and realized and unrealized gains and losses of a fund are allocated to the respective classes on the basis of the relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting






--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            75

NOTES TO FINANCIAL STATEMENTS


purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the period ended May 31, 2002. The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Small Cap, and International Equity Funds' investment in index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.

OPTION SELLING/PURCHASING -- The Core Fixed Income Fund invests in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Small Cap, and International Equity Funds may also invest in financial options contracts. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

TBA PURCHASE COMMITMENTS -- The Core Fixed Income Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Value" above.

MORTGAGE DOLLAR ROLLS -- The Core Fixed Income Fund may enter into mortgage dollar rolls (principally in securities referred to as TBAs or To Be Announced) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

SWAPS -- The Core Fixed Income Fund may enter into interest rate swaps which are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). Because under swap agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement.

STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes that make interest and principal payments based upon the performance of specified assets or indices. Structured notes include mortgage-backed securities such as pass-through certificates, collateralized mortgage obligations and interest and principal only components of mortgage-backed securities. The Core Fixed Income Fund may also invest in indexed notes whose

--------------------------------------------------------------------------------
76            SEI Institutional Investments Trust / Annual Report / May 31, 2002
values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The international Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index and the Small Cap Funds; declared daily and paid monthly for the Core Fixed Income Fund; and declared and paid at least annually for the International Equity Fund.

OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on June 1, 2001. The implementation had material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the guide.

Prior to June 1, 2001, the Core Fixed Income Fund recorded paydown gains and losses on mortgage- and asset-backed securities as realized gains and losses, not as adjustments to interest income. The implementation of the accounting change had no impact on total net assets of the Fund or the Fund's net asset value, but resulted in a $37,311 increase in interest income and a corresponding $37,311 decrease in realized gains. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this Agreement, the Manager provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. The Manager has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager.

The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of 0.40% of the Large Cap and Large Cap Growth Fund's average daily net assets, at an annual rate of 0.35% of the Large Cap Value Fund's average daily net assets, at an annual rate of 0.17% of the Large Cap Index Fund's average daily net assets, at an annual rate of 0.65% of the Small Cap Fund's average daily net assets, at an annual rate of 0.30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of 0.51% of the International Equity Fund's average daily net assets. SIMC has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            77

NOTES TO FINANCIAL STATEMENTS


SIMC has entered into investment sub-advisory agreements with the following parties:

----------------------------------------------------------------------
                                                    Currently Managing
                                           Date of   a Portion of Fund
Investment Sub-Adviser                   Agreement               (Y/N)
----------------------------------------------------------------------
LARGE CAP FUND
Alliance Capital Management L.P.          06/14/96                 Y
Deutsche Asset Management                 02/20/01                 Y
Iridian Asset Management LLC              09/18/00                 Y
LSV Asset Management                      06/14/96                 Y
Montag and Caldwell Inc.                  03/12/02                 Y
Peregrine Capital Management              12/07/00                 Y
Sanford C. Bernstein & Co.                12/15/97                 Y
Transamerica Investment Management, LLC   09/17/01                 Y
LARGE CAP VALUE FUND
Deutsche Asset Management                 02/20/01                 Y
Iridian Asset Management LLC              09/18/00                 Y
LSV Asset Management                      06/22/99                 Y
Sanford C. Bernstein & Co.                06/22/99                 Y
LARGE CAP GROWTH FUND
Alliance Capital Management L.P.          06/22/99                 Y
Montag and Caldwell Inc.                  03/12/02                 Y
Peregrine Capital Management              12/07/00                 Y
Transamerica Investment Management, LLC   09/17/01                 Y
LARGE CAP INDEX FUND
Barclays Global Advisors                  03/19/02                 Y
SMALL CAP FUND
Artisan Partners Limited Partnership      03/26/99                 Y
Chartwell Investment Partners             08/18/00                 Y
David J. Green and Company, LLC           08/13/01                 Y
LSV Asset Management                      05/01/97                 Y
Mazama Capital Management, LLC            12/13/99                 Y
McKinley Capital Management, Inc.         10/30/00                 Y
Nicholas-Applegate Capital
     Management, Inc.                     06/14/96                 N
RS Investment Management                  09/30/98                 Y
Sawgrass Asset Management, LLC            03/30/99                 Y
Security Capital Group, Inc.              05/14/02                 Y
Sterling Capital Management               12/08/00                 Y
Wall Street Associates                    06/14/96                 N
Wellington Management Company             03/14/02                 Y


----------------------------------------------------------------------
                                                    Currently Managing
                                           Date of   a Portion of Fund
Investment Sub-Adviser                   Agreement               (Y/N)
----------------------------------------------------------------------
CORE FIXED INCOME FUND
BlackRock, Inc.                           06/14/96                 Y
Western Asset Management Company          06/14/96                 Y
Metropolitan West Asset Management LLC    06/26/02                 Y

INTERNATIONAL EQUITY FUND
BlackRock International Ltd.              12/13/99                 Y
Capital Guardian Trust Company            06/29/98                 Y
Jardine Fleming International
Management, Inc.                          10/11/00                 Y
Martin Currie Inc.                        09/28/00                 Y
Morgan Stanley Investment
Management, Inc.                          10/01/01                 Y
Oechsle International Advisors, LLC       06/22/99                 Y


4. TRANSACTIONS WITH AFFILIATES
Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

The Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the year ended May 31, 2002 are as follows:

Large Cap Fund                              $ 35,814
Large Cap Value                                5,957
Large Cap Growth Fund                          4,696
Small Cap Fund                                24,419
Core Fixed Income Fund                       135,451
International Equity Fund                     11,748
                                            --------
                                            $218,085
                                            ========

--------------------------------------------------------------------------------
78            SEI Institutional Investments Trust / Annual Report / May 31, 2002

5. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions for the funds were as follows (Thousands):
For the year ended May 31, 2002.

-----------------------------------------------------------------------------------------------------------------------------
                                                                        LARGE CAP                LARGE CAP         LARGE CAP
                                              LARGE CAP FUND            VALUE FUND              GROWTH FUND         INDEX(4)
-----------------------------------------------------------------------------------------------------------------------------
                                             2002        2001          2002       2001         2002       2001         2002
-----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                         55,000      59,632(2)     10,184(2) 12,364(2)     17,918(2)  16,390(2)     4,306(2)
     In Lieu of Cash Distributions          2,253      10,080           723       485           131         75           --
     Shares Redeemed                      (56,254)(1) (21,583)       (3,379)   (2,575)       (5,420)    (3,462)         (51)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 999      48,129         7,528    10,274        12,629     13,003        4,255
-----------------------------------------------------------------------------------------------------------------------------
   Class T:(3)
     Shares Issued                          9,748          --            --        --            --         --           --
     In Lieu of Cash Distributions             23          --            --        --            --         --           --
     Shares Redeemed                       (9,771)         --            --        --            --         --           --
-----------------------------------------------------------------------------------------------------------------------------
   Total Class T Transactions                  --          --            --        --            --         --           --
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares  999      48,129         7,528    10,274        12,629     13,003        4,255
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 CORE FIXED                 INTERNATIONAL
                                                  SMALL CAP FUND                 INCOME FUND                 EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                2002            2001          2002          2001           2002          2001
-----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                            35,619(2)       11,734        61,416        47,068         44,019        31,177
     In Lieu of Cash Distributions               689           7,443        17,397        13,864          1,473         7,321
     Shares Redeemed                         (14,169)        (10,018)      (52,868)      (61,426)       (23,927)      (10,479)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 22,139           9,159        25,945          (494)        21,565        28,019
-----------------------------------------------------------------------------------------------------------------------------
   Class T:(3)
     Shares Issued                             4,596              --            --            --             --            --
     In Lieu of Cash Distributions                 4              --            --            --             --            --
     Shares Redeemed                          (4,600)             --            --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------
   Total Class T Transactions                     --              --            --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares  22,139           9,159        25,945          (494)        21,565        28,019
=============================================================================================================================

(1) Includes redemptions as a result of in-kind transfers of securities (see note 12).
(2) Includes subscriptions as a result of in-kind transfers of securities (see note 12).
(3) Class T commenced operations December 14, 2001 and was fully liquidated on February 13, 2002.
(4) The Large Cap Index Fund commenced operations April 1, 2002.


6. FORWARD FOREIGN CURRENCY CONTRACTS
The International Equity Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The forward foreign currency contracts outstanding at May 31, 2002 are as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                                                              Unrealized
    Maturity                         Currency to                      Currency to       Contract Value      Appreciation
      Dates                              Deliver                          Receive               (in $)    (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
International Equity Fund:
06/04/02-06/05/02             USD      1,129,856                 EUR    1,205,114           $1,125,927           $(3,929)
06/05/02-06/06/02             USD        122,771                 GBP       84,015              122,681               (90)
06/04/02-06/05/02             EUR        387,173                 GBP      247,778              362,517               805
06/03/02-06/05/02             USD        326,489                 JPY   40,462,391              326,036              (454)
06/06/02                      EUR      4,385,965                 SEK   40,000,000            4,106,715             9,306
06/04/02                      USD        614,386                 SGD    1,096,557              613,664              (722)
06/03/02-06/05/02             JPY    112,463,954                 USD      908,911              906,229             2,682
06/03/02-06/05/02             EUR        474,321                 USD      444,639              443,158             1,481
06/04/02                      JPY     62,856,878                 EUR      540,472              504,963            (1,519)
                                                                                            ----------           -------
                                                                                            $8,511,890           $ 7,561
                                                                                            ==========           =======

CURRENCY LEGEND
EUR Euro  GBP British Pound Sterling  JPY Japanese Yen  SEK Swedish Krona  SGD Singapore Dollar
---------------------------------------------------------------------------------------------------------------------------

SEI Institutional Investments Trust / Annual Report / May 31, 2002            79

NOTES TO FINANCIAL STATEMENTS



7. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities other than temporary cash investments during the period ended May 31, 2002, are as follows:


-------------------------------------------------------------
                       U.S. Gov't         Other        Total
                    ($ Thousands) ($ Thousands)($ Thousands)
-------------------------------------------------------------
LARGE CAP FUND
Purchases              $       --   $1,959,360   $1,959,360
Sales                          --    2,015,980    2,015,980

LARGE CAP VALUE FUND
Purchases                      --      198,482      198,482
Sales                          --      117,194      117,194

LARGE CAP GROWTH FUND
Purchases                      --      252,545      252,545
Sales                          --      174,353      174,353

LARGE CAP INDEX FUND*
Purchases                      --       42,606       42,606
Sales                          --          316          316

SMALL CAP FUND
Purchases                      --    1,484,583    1,484,583
Sales                          --    1,220,580    1,220,580

CORE FIXED INCOME FUND
Purchases               7,447,543      358,324    7,805,867
Sales                   7,337,639      240,528    7,578,167

INTERNATIONAL EQUITY FUND
Purchases                      --    1,132,056    1,132,056
Sales                          --      940,234      940,234

*For the period 04/01/02 - 05/31/02.

8. FEDERAL TAX INFORMATION
It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on in-kind transfers of securities for tax purposes, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, and primarily attributable to gains on passive foreign investment companies and certain foreign currency related transactions, have been reclassified to/from the following accounts as of May 31, 2002:
--------------------------------------------------------------
                                 Undistributed    Accumulated
                        Paid-in Net Investment       Realized
                        Capital  Income (Loss)    Gain (Loss)
                  ($ Thousands)  ($ Thousands)  ($ Thousands)
--------------------------------------------------------------
Large Cap Fund        $(16,871)        $ --         $16,871
Large Cap Value Fund        --           (3)              3
Small Cap Fund              --           (5)              5
Core Fixed Income Fund      --          (37)             37
International Equity Fund   --          725            (725)

The tax character of dividends and distributions paid during the last two years were as follows:
-------------------------------------------------------------------
                              Ordinary     Long-term
                                Income  Capital Gain         Total
                         ($ Thousands) ($ Thousands) ($ Thousands)
-------------------------------------------------------------------
Large Cap Fund       2002    $ 33,487       $     --      $ 33,487
                     2001      61,999        116,344       178,343
Large Cap Value Fund 2002       7,569             --         7,569
                     2001       5,043             --         5,043
Large Cap Growth
   Fund              2002         764             --           764
                     2001         727             --           727
Small Cap Fund       2002       6,223          2,728         8,951
                     2001      80,700         16,355        97,035
Core Fixed
   Income Fund       2002     168,332         13,708       182,040
                     2001     142,614             --       142,614
International Equity
   Fund              2002      12,930             --        12,930
                     2001      39,639         45,803        85,442

As of May 31, 2002, the components of Distributable Earnings/
(Accumulated Losses) were as follows:

-------------------------------------------------------------------------------------
              Undistributed Undistributed       Capital          Post     Unrealized
                   Ordinary     Long-Term          Loss       October   Appreciation
                     Income  Capital Gain Carryforwards        Losses (Depreciation)
              ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------------
Large Cap Fund       $5,436        $  --     $(237,096)    $(178,431)      $(56,486)
Large Cap Value Fund  1,045           --        (1,109)       (1,955)         8,563
Large Cap Growth Fund   185           --       (69,303)      (37,699)       (50,045)
Large Cap Index Fund     82           --            --           (23)        (2,643)
Small Cap Fund          573           --       (22,043)           --         37,572
Core Fixed
   Income Fund        1,452        4,886            --            --         25,844
International Equity
   Fund              10,071           --      (173,999)      (58,559)       (11,796)

Post October losses represent losses realized on investment transactions from November 1, 2001 through May 31, 2002 that, in accordance with Federal income tax regulations, the Portfolios defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

--------------------------------------------------------------------------------
80            SEI Institutional Investments Trust / Annual Report / May 31, 2002

------------------------------------------------------------------
                                                             Total
                                                           Capital
                          Expires  Expires  Expires Loss Carryover
                             2010     2009     2008        5/31/02
                            (000)    (000)    (000)          (000)
------------------------------------------------------------------
Large Cap Fund           $237,096     $ --      $--      $237,096
Large Cap Value Fund        1,109       --       --         1,109
Large Cap Growth Fund      56,504   12,799       --        69,303
Small Cap Fund             22,043       --       --        22,043
International Equity Fund 170,329    3,669       --       173,998

For Federal income tax purposes, the cost of securities owned at May 31, 2002, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at May 31, 2002, were as follows:

----------------------------------------------------------------------------------
                                                                Net
                                                         Unrealized
                                Federal   Appreciated   Depreciated   Appreciation
                               Tax Cost    Securities    Securities (Depreciation)
                          ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)
----------------------------------------------------------------------------------
Large Cap Fund               $2,952,795     $371,712     $(428,198)      $(56,486)
Large Cap Value Fund            398,158       47,484       (38,921)         8,563
Large Cap Growth Fund           305,001       14,765       (64,810)       (50,045)
Large Cap Index                  42,388          784        (3,427)        (2,643)
Small Cap Fund                1,084,352      168,339      (130,767)        37,572
Core Fixed Income Fund        2,770,173       73,091       (46,957)        25,844
International Equity Fund     1,265,327      112,783      (124,037)       (10,862)

9. CONCENTRATION OF RISKS
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

10. FUTURES CONTRACTS
The following Funds had Long (Short) futures contracts open as of May 31, 2002:
-------------------------------------------------------------------
                Number       Contract                    Unrealized
Contract            of          Value                   Gain (Loss)
Description  Contracts  ($ Thousands)     Expiration  ($ Thousands)
-------------------------------------------------------------------
LARGE CAP FUND
S&P 500 Composite
   Index           285     $77,702        06/20/02      $(1,642)
                                                        =======



-----------------------------------------------------------------
                Number      Contract                   Unrealized
Contract            of         Value                  Gain (Loss)
Description  Contracts ($ Thousands)     Expiration ($ Thousands)
-----------------------------------------------------------------
LARGE CAP VALUE FUND
S&P 500 Composite
   Index            42      11,857        06/20/02   $  (648)
                                                     =======
LARGE CAP GROWTH FUND
S&P 500 Composite
   Index            25       6,957        06/20/02   $  (285)
                                                     =======
LARGE CAP INDEX FUND
S&P 500 Composite
   Index             2         113        06/21/02   $    (7)
                                                     =======
SMALL CAP INDEX FUND
Russell 2000 Index  83      20,960        06/24/02   $  (724)
                                                     =======

CORE FIXED INCOME FUND
Eurodollar         (83)    (19,546)       09/20/04      (116)
Eurodollar          83      19,521        09/20/04       142
90 Day Eurodollar (145)    (35,267)       09/16/02      (142)
90 Day Eurodollar   99      23,983        09/16/02       193
U.S. 10 Year Agency
   Note            (45)     (4,759)       06/19/02       (45)
U.S. 10 Year Agency
   Note           (153)    (16,066)       08/24/02       (42)
U.S. 10 Year Agency
   Note            104      10,386        06/19/02       285
U.S. 10 Year Agency
   Note             80       8,058        08/24/02        56
U.S. 10 Year Agency
   Note            458      48,061        06/19/02       824
U.S. 10 Year Agency
   Note           (774)    (80,823)       06/19/02    (1,789)
U.S. 10 Year Agency
   Note           (141)    (14,728)       08/24/02      (116)
U.S. 5 Year Note   432      45,730        06/19/02       581
U.S. 5 Year Note  (664)    (70,139)       06/19/02    (1,044)
U.S. 5 Year Note    56       5,926        09/19/02         3
U.S. 5 Year Note   (11)     (1,160)       09/19/02        (4)
U.S. 5 Year Treasury
   Note (CBT)     (184)    (19,420)       08/24/02       (61)
U.S. 5 Year Treasury
   Note (CBT)   (1,484)   (156,261)       06/19/02    (2,828)
U.S. 5 Year Treasury
   Note (CBT)    1,174     123,057        06/19/02     2,799
U.S. Long Treasury
   Bond (CBT)      423      42,877        06/19/02       388
U.S. Long Treasury
   Bond (CBT)     (393)    (40,023)       06/19/02      (174)
U.S. Long Treasury
   Bond (CBT)      229      23,012        06/19/02       410
U.S. Long Treasury
   Bond (CBT)     (594)    (59,186)       06/19/02    (1,569)
U.S. Long Note     110      11,079        09/19/02        44
                                                     -------
                                                     $(2,205)
                                                     =======

INTERNATIONAL EQUITY FUND
DJ Euro Stoxx      305      10,030        06/21/02      (823)
FTSE 100 Index      75       5,662        06/24/02      (237)
Hang Seng Index      5         369        06/28/02        (6)
SPI 200 Index       26       1,197        07/02/02       (33)
Topix Index        121      10,242        06/17/02       313
                                                     -------
                                                     $  (786)
                                                     =======

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            81

NOTES TO FINANCIAL STATEMENTS



11. WRITTEN OPTIONS TRANSACTIONS
Written options transactions entered into during the year ending May 31, 2002 are summarized as follows:
------------------------------------------------------------
CORE FIXED INCOME FUND
------------------------------------------------------------

                                                    Premium
                             # of Contracts   ($ Thousands)
------------------------------------------------------------
Balance at the beginning of period    2,223         $ 1,498
Written                              19,801           7,802
Expired                             (12,107)         (2,019)
Exercised                                --              --
Closing Buys                         (8,736)         (6,181)
------------------------------------------------------------
Balance at end of period              1,181         $ 1,100
============================================================

12. IN-KIND TRANSFERS OF SECURITIES
During the year ended May 31, 2002, the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index and Small Cap Funds issued (redeemed) shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.
------------------------------------------------------------
                Shares Issued
                    (Redeemed)          Value    Gain (Loss)
------------------------------------------------------------
Large Cap Fund
      11/26/01      (6,776,772) $(100,160,684) $(16,871,419)
      02/04/02         320,006      4,611,283            --
      02/22/02          72,772      1,002,072            --
      05/30/02         143,645      1,983,739            --
      05/31/02         117,925      1,629,724            --
Large Cap Value Fund
      11/07/01          87,039        881,701            --
      01/03/02          47,559        497,470            --
      02/20/02         166,078      1,662,442            --
Large Cap Growth Fund
      11/07/01          21,406        124,581            --
      01/03/02         588,293      3,606,239            --
      02/20/02         117,465        648,406            --
Large Cap Index Fund
      04/02/02       3,857,142     38,571,422            --
Small Cap Fund
      06/18/01       1,881,265     24,400,003            --
      07/16/01         557,030      7,319,378            --



13. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of securities on loan at May 31, 2002, the value of the collateral at May 31, 2002 and the income generated from securities lending during the year ended May 31, 2002, with respect to such loans were as follows:
-----------------------------------------------------------------
                                                 Income Received
                     Market Value  Market Value  from Securities
             of Securities Loaned of Collateral          Lending
                    ($ Thousands) ($ Thousands)    ($ Thousands)
-----------------------------------------------------------------
Large Cap Fund           $121,575    $  126,997             $ 98
Large Cap Value Fund       16,054        16,770                8
Large Cap Growth Fund       4,971         5,193                6
Small Cap Fund             93,989        98,180              102
Core Fixed Income Fund    173,615       181,357               29
International Equity Fund 167,482       176,245               95


--------------------------------------------------------------------------------
82            SEI Institutional Investments Trust / Annual Report / May 31, 2002

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)



Set forth below are the names, dates of birth, position with the SEI Institutional Investment Funds (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling [1-800-342-5734].


-----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                           NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                        AND                 PRINCIPAL                    IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                  COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                  OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED 1             FIVE YEARS                  BY TRUSTEE             TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
Robert A. Nesher     Chairman       since 1995       Currently performs various              66    Trustee of The Advisors' Inner
One Freedom           of the                         services on behalf of SEI                     Circle Fund, The Arbor Fund,
Valley Drive,        Board of                        Investments Company for                       Bishop Street Funds, and The
Oaks, PA 19456       Trustees*                       which Mr. Nesher is                           Expedition Funds.
55 yrs. old                                          compensated.
-----------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1995       Partner, Morgan, Lewis &                66    Trustee of The Advisors' Inner
1701 Market Street                                   Bockius LLP (law firm),                       Circle Fund, The Arbor Fund,
Philadelphia, PA                                     counsel to the Trusts, SEI                    and The Expedition Funds;
19103                                                Investments Company, the                      Director of SEI Investments
62 yrs. old                                          Adviser, the Administrator                    since 1974.
                                                     and the Distributor.
-----------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch      Trustee       since 1995       President, Orange County                66    Trustee of STI Classic Funds
One Freedom                                          Publishing Co., Inc.; Publisher,              and STI Classic Variable Trust.
Valley Drive,                                        Paoli News and Paoli Republican;
Oaks, PA 19456                                       and Editor, Paoli Republican,
69 yrs. old                                          October 1981-January 1997.
                                                     President, H&W Distribution, Inc.,
                                                     since July 1984.
-----------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee       since 1995       Retired, Partner, Dechert Price         66    Trustee of The Advisors' Inner
One Freedom                                          & Rhoads, September 1987-                     Circle Fund, The Arbor
Fund, Valley Drive,                                  December 1993.                                and The Expedition Funds.
Oaks, PA 19456
71 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan,   Trustee       since 1996       Chief Executive Officer, Newfound       66    Trustee of The Advisors' Inner
 Jr.                                                 Consultants Inc. since April 1997.            Circle Fund, The Arbor Fund,
One Freedom                                          Treasurer and Clerk, Peak Asset               and The Expedition Funds;
Valley Drive                                         Management, Inc., since 1991.                 Trustee, Navigator Securities
Oaks, PA 19456                                                                                     Lending Trust, since 1995.
59 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco    Trustee       since 1999       Principal, Grecoventures (consulting    66    Director, Sonoco, Inc.; Director,
One Freedom`                                         firm) since August 1997. President,           PECO Energy; Director, Radian,
Valley Drive                                         Corestates Financial Corp., 1991-1997;        Inc.; Trustee, Pennsylvania
Oaks, PA 19456                                       Chief Executive Officer and President,        Real Estate Investment Trust;
56 yrs. old                                          Corestates Bank, N.A., 1991-1997.             Director, Cardone Industries,
                                                                                                   Inc.; Director, Genuardi
                                                                                                   Markets, Inc.; and Director,
                                                                                                   PRWT Comserve, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE
1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            83

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)



---------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                            NUMBER OF
                                      OFFICE                                            PORTFOLIOS
                                        AND                 PRINCIPAL                     IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                   COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                   OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED 1            FIVE YEARS                   BY TRUSTEE            TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin   President      since 1995       Executive Vice President and            N/A                 N/A
One Freedom            & CEO                         President - Asset Management
Valley Drive,                                        Division of SEI Investments since
Oaks, PA 19456                                       1993. Executive Vice President of
51 yrs. old                                          the Adviser and the Administrator
                                                     since 1994. Senior Vice President
                                                     of the Distributor, 1986-1991; Vice
                                                     President of the Distributor, 1981-1986.
---------------------------------------------------------------------------------------------------------------------------
James R. Foggo   CFO & Controller   since 1998       Vice President and Assistant Secretary  N/A                 N/A
One Freedom                                          of SEI Investments since January 1998.
Valley Drive                                         Vice President and Secretary of the
Oaks, PA 19456                                       Adviser, Administrator and Distributor
37 yrs. old                                          since May 1999. Associate, Paul, Weiss,
                                                     Rifkind, Wharton & Garrison (law firm),
                                                     1998. Associate, Baker & McKenzie
                                                     (law firm), 1995-1998. Associate, Battle
                                                     Fowler L.L.P. (law firm), 1993-1995.
---------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 1999       Employed by SEI Investments since       N/A                 N/A
One Freedom          President                       October 1999. Vice President and
Valley Drive            and                          Assistant Secretary of the Adviser,
Oaks, PA 19456       Assistant                       Administrator and Distributor since
34 yrs. old          Secretary                       December 1999. Associate, Dechert
                                                     Price & Rhoads (law firm),
                                                     1997-1999. Associate,
                                                     Richter, Miller & Finn (law
                                                     firm), 1993-1997.
---------------------------------------------------------------------------------------------------------------------------
Todd B. Cipperman      Vice         since 1995       Senior Vice President and General       N/A                 N/A
One Freedom          President                       Counsel of SEI Investments; Senior
Valley Drive            and                          Vice President, General Counsel and
Oaks, PA 19456       Assistant                       Secretary of the Adviser, the
36 yrs. old          Secretary                       Administrator and the Distributor
                                                     since 2000. Vice President
                                                     and Assistant Secretary of
                                                     SEI Investments, the
                                                     Adviser, the Administrator
                                                     and the Distributor,
                                                     1995-2000. Associate, Dewey
                                                     Ballantine (law firm),
                                                     1994-1995.
---------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis       Vice         since 1998       Vice President and Assistant Secretary  N/A                 N/A
One Freedom          President                       of SEI Investments, the Adviser, the
Valley Drive            and                          Administrator and the Distributor since
Oaks, PA 19456       Assistant                       1998. Assistant General Counsel and
37 yrs. old          Secretary                       Director of Arbitration, Philadelphia
                                                     Stock Exchange, 1989-1998.
---------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
84            SEI Institutional Investments Trust / Annual Report / May 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                                     NUMBER OF
                                      OFFICE                                                     PORTFOLIOS
                                        AND                 PRINCIPAL                              IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                            COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                             OVERSEEN            HELD BY
    AND AGE           TRUSTS          SERVED 1             FIVE YEARS                             BY TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
Christine M.           Vice         since 1999       Employed by SEI Investments since                N/A                 N/A
McCullough           President                       November 1, 1999. Vice President
One Freedom             and                          and Assistant Secretary of the Adviser,
Valley Drive         Assistant                       the Administrator and the Distributor
Oaks, PA 19456       Secretary                       since December 1999. Associate at
41 yrs. old                                          White and Williams LLP, 1991-1999.
                                                     Associate at Montgomery,
                                                     McCracken, Walker & Rhoads,
                                                     1990-1991.
------------------------------------------------------------------------------------------------------------------------------------
Sherry Kajdan          Vice         since 2001       Vice President and Assistant Secretary           N/A                 N/A
Vetterlein           President                       of SEI Investments Mutual Funds
One Freedom             and                          Services since January 2001.
Valley Drive         Assistant                       Shareholder/Partner, Buchanan
Oaks, PA 19456       Secretary                       Ingersoll Professional Corporation
39 yrs. old                                          (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli,    Vice         since 2001       Vice President and Assistant Secretary           N/A                 N/A
 Jr.                 President                       of the Administrator and Distributor
One Freedom             and                          since August 2000. Vice President,
Valley Drive         Assistant                       Merrill Lynch & Co. Asset Management
Oaks, PA 19456       Secretary                       Group (1998-2000). Associate at
33 yrs. old                                          Pepper Hamilton LLP (1997-1998).
                                                     Associate at Reboul, MacMurray, Hewitt,
                                                     Maynard & Kristol (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Ludwig       Vice         since 1985       Employed by SEI Investments since 1985.          N/A                 N/A
One Freedom          President                       Senior Vice President and Chief Investment
Valley Drive            and                          Officer of SEIAsset Management Group
Oaks, PA 19456       Assistant                       since 1995. Manager of Product
52 yrs. old          Secretary                       Development for SEI's institutional
                                                     mutual funds and repurchase trading
                                                     desk from 1985-1995. Held various
                                                     product management and development
                                                     positions at Chase Econometrics and
                                                     Interactive Data Corporation from
                                                     1974-1985.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch          Vice         since 2002       Vice President and Assistant Secretary           N/A                 N/A
One Freedom          President                       of the Administrator and Distributor
Valley Drive            and                          since November 2001. Associate,
Oaks, PA 19456       Assistant                       Howard, Rice, Nemorvoski, Canady,
31 yrs. old          Secretary                       Falk & Rabkin (law firm), 1998-2001.
                                                     Associate, Seward & Kissel LLP
                                                     (law firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR,
  OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2002            85

Notice to Shareholders (Unaudited)


For shareholders that do not have a May 31, 2002, taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2002, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2002, the Funds of the SEI Institutional Investments Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                  (A)                     (B)                     (C)
                               LONG TERM               QUALIFIED               ORDINARY
                             CAPITAL GAINS            5-YEAR GAIN               INCOME                  TOTAL
                             DISTRIBUTIONS           DISTRIBUTIONS           DISTRIBUTIONS          DISTRIBUTIONS
PORTFOLIO                     (TAX BASIS)             (TAX BASIS)             (TAX BASIS)           (TAX BASIS)
Large Cap Fund                     0%                     0%                     100%                   100%
Large Cap Value Fund               0%                     0%                     100%                   100%
Large Cap Growth Fund              0%                     0%                     100%                   100%
Large Cap Index Fund               0%                     0%                     100%                   100%
Small Cap Fund                    24%                     6%                      70%                   100%
Core Fixed Income Fund             7%                     1%                      92%                   100%
International Equity Fund          0%                     0%                     100%                   100%


                                 (D)                     (E)                      (F)
                              QUALIFYING              TAX-EXEMPT                FOREIGN
PORTFOLIO                    DIVIDENDS(1)              INTEREST                TAX CREDIT
Large Cap Fund                   100%                     0%                       0%
Large Cap Value Fund              92%                     0%                       0%
Large Cap Growth Fund            100%                     0%                       0%
Large Cap Index Fund             100%                     0%                       0%
Small Cap Fund                    93%                     0%                       0%
Core Fixed Income Fund           N/A                      0%                       0%
International Equity Fund          0%                     0%                      16%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
Items (A), (B) and (C) are based on the percentage of each fund's total distribution.
Items (D) and (F) are based on the percentage of ordinary income distributions of each fund.
Item (E) is based on the percentage of gross income of each fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.



--------------------------------------------------------------------------------
86            SEI Institutional Investments Trust / Annual Report / May 31, 2002

Notes

Notes

SEI INSTITUTIONAL INVESTMENTS TRUST ANNUAL REPORT MAY 31, 2002




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry Kajdan
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY




INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background graphic omitted]

SEI INVESTMENTS



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-140 (7/02)